Quarterly Report (Unaudited)
June 30, 2026
Janus Investment Fund
Janus Henderson Balanced Fund
Janus Henderson Contrarian Fund
Janus Henderson Enterprise Fund
Janus Henderson European Focus Fund
Janus Henderson Forty Fund
Janus Henderson Global Equity Income Fund
Janus Henderson Global Life Sciences Fund
Janus Henderson Global Real Estate Fund
Janus Henderson Global Research Fund
Janus Henderson Global Select Fund
Janus Henderson Global Sustainable Equity Fund
Janus Henderson Global Technology and Innovation Fund
Janus Henderson Growth and Income Fund
Janus Henderson Overseas Fund
Janus Henderson Research Fund
Janus Henderson Triton Fund
Janus Henderson U.S. Dividend Income Fund
Janus Henderson Venture Fund

Janus Henderson Balanced Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Asset-Backed Securities - 3 .1%
Ansley Park Capital LLC 2025-A A2, 4.4300%, 4/20/35
ž
$ 9,827,625 $ 9,796,961
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46
ž
1,490,074 1,360,763
Avis Budget Rental Car Funding AESOP LLC 2023-4A A, 5.4900%, 6/20/29
ž
9,035,000 9,146,201
Avis Budget Rental Car Funding AESOP LLC 2026-1A A, 4.2800%, 8/20/30
ž
4,557,000 4,489,507
Bayview Opportunity Master Fund VII LLC 2025-EDU1 B, CME Term Average
SOFR 30 Day + 1.7000%, 5.3278%, 7/27/48
‡,ž
5,041,938 5,036,351
BRAVO Residential Funding Trust 2026-CES1 A1A, 5.2540%, 4/25/56
Ç,ž
8,740,087 8,692,019
CF Hippolyta Issuer LLC 2020-1 A1, 1.6900%, 7/15/60
ž
8,361,263 6,866,736
CF Hippolyta Issuer LLC 2020-1 B1, 2.2800%, 7/15/60
ž
818,501 492,479
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61
ž
15,448,582 12,224,613
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61
ž
5,435,902 3,214,548
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62
ž
48,528,865 48,412,774
Compass Datacenters Issuer II LLC 2025-1A A1, 5.3160%, 5/25/50
ž
48,218,478 48,084,253
Compass Datacenters Issuer III LLC 2025-1A A2, 5.6560%, 2/25/50
ž
16,659,500 16,575,396
Compass Datacenters Issuer III LLC 2025-2A A2, 5.8350%, 2/25/50
ž
9,606,322 9,651,780
COOPR Residential Mortgage Trust 2025-CES2 A1A, 5.5020%, 6/25/60
Ç,ž
5,250,810 5,250,390
COOPR Residential Mortgage Trust 2025-CES3 A1A, 4.8400%, 9/25/60
Ç,ž
12,419,836 12,285,831
COOPR Residential Mortgage Trust 2025-CES4 A1A, 5.0400%, 11/25/60
Ç,ž
4,755,615 4,718,641
COOPR Residential Mortgage Trust 2026-CES1 A1A, 4.8740%, 2/25/61
Ç,ž
11,773,770 11,589,322
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49
ž
9,636,018 9,433,931
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49
ž
3,413,000 3,299,095
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49
ž
33,334,000 31,675,933
DB Master Finance LLC 2017-1A A2II, 4.0300%, 11/20/47
ž
5,196,720 5,142,835
DB Master Finance LLC 2021-1A A23, 2.7910%, 11/20/51
ž
3,539,230 3,141,614
DB Master Finance LLC 2021-1A A2II, 2.4930%, 11/20/51
ž
4,649,895 4,384,814
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49
ž
17,354,000 17,078,217
Ellington Financial Mortgage Trust 2026-CES2 A1A, 5.6020%, 6/25/61
Ç,ž
9,800,000 9,793,857
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54
‡,ž
6,409,700 6,497,932
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54
‡,ž
8,484,750 8,435,954
FIGRE Trust 2025-HE2 A, 5.7750%, 3/25/55
‡,ž
9,639,728 9,679,592
FIGRE Trust 2025-HE3 A, 5.5600%, 5/25/55
‡,ž
10,539,323 10,533,908
FIGRE Trust 2025-HE4 A, 5.4080%, 7/25/55
‡,ž
4,548,831 4,530,851
FIGRE Trust 2025-HE5 A, 5.2850%, 8/25/55
‡,ž
7,541,455 7,485,330
FIGRE Trust 2025-HE6 A, 5.0440%, 9/25/55
‡,ž
5,896,286 5,812,568
Firstlight Issuer LLC 2026-1A A2, 5.8730%, 6/20/56
ž
12,669,000 12,719,037
Foundation Finance Trust 2025-3A A, 4.5600%, 8/15/52
ž
10,497,451 10,371,840
GS Mortgage Backed Securities Trust 2025-CES2 A1, 5.1800%, 9/25/55
Ç,ž
9,860,715 9,803,464
GS Mortgage-Backed Securities Trust 2026-CES1 A1, 4.8990%, 5/25/56
Ç,ž
3,585,808 3,546,952
Hertz Vehicle Financing III LLC 2025-5A A, 4.6200%, 5/25/30
ž
6,332,000 6,264,290
Huntington Bank Auto Credit-Linked Notes 2024-2 B1, 5.4420%, 10/20/32
ž
4,356,219 4,374,991
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28
ž
1,126,471 1,134,826
Libra Solutions LLC 2024-1A A, 5.8800%, 9/30/38
ž
4,807,000 4,755,029
Libra Solutions LLC 2025-1A A, 6.3550%, 8/15/39
ž
14,654,000 14,469,465
Lmdv Issuer Co. LLC 2025-1A A2, 5.3100%, 12/15/55
ž
8,717,000 8,707,386
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30
ž
798,728 800,239
Merchants Fleet Funding LLC 2025-1A A, 4.4900%, 1/20/39
ž
7,750,000 7,717,168
MVW LLC 2025-2A A, 4.4800%, 10/20/44
ž
3,354,139 3,313,777
New Economy Assets - Phase 1 Sponsor LLC 2021-1 B1, 2.4100%, 10/20/61
ž
8,554,000 5,153,047
NRM FNT1 Excess LLC 2024-FNT1 A, 7.3980%, 11/25/31
Ç,ž
10,276,031 10,352,386
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50
ž
10,266,758 8,897,370
Oaktree ABF Equipment ST LLC 2026-1A A2, 4.5000%, 10/17/33
ž
5,800,000 5,794,331
RCKT Mortgage Trust 2023-CES1 A1A, 6.5150%, 6/25/43
‡,ž
2,524,276 2,517,617
RCKT Mortgage Trust 2024-CES1 A1A, 6.0250%, 2/25/44
‡,ž
3,956,737 3,960,369
RCKT Mortgage Trust 2024-CES2 A1A, 6.1410%, 4/25/44
‡,ž
8,514,309 8,533,603

Janus Henderson Balanced Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
RCKT Mortgage Trust 2024-CES5 A1A, 5.8460%, 8/25/44
Ç,ž
$ 7,318,912 $ 7,334,691
RCKT Mortgage Trust 2024-CES6 A1A, 5.3440%, 9/25/44
Ç,ž
7,392,957 7,380,693
RCKT Mortgage Trust 2024-CES7 A1A, 5.1580%, 10/25/44
Ç,ž
15,359,787 15,304,581
RCKT Mortgage Trust 2024-CES9 A1A, 5.5820%, 12/25/44
Ç,ž
2,978,182 2,980,111
RCKT Mortgage Trust 2025-CES10 A1A, 4.8940%, 11/25/55
Ç,ž
10,748,957 10,623,277
RCKT Mortgage Trust 2025-CES12 A1A, 5.0270%, 11/25/55
Ç,ž
2,942,232 2,916,238
RCKT Mortgage Trust 2025-CES2 A1A, 5.5030%, 2/25/55
Ç,ž
6,567,149 6,580,307
RCKT Mortgage Trust 2025-CES7 A1A, 5.3770%, 7/25/55
Ç,ž
4,530,755 4,522,345
RCKT Mortgage Trust 2025-CES8 A1A, 5.1477%, 8/25/55
‡,ž
13,323,976 13,238,686
RCKT Mortgage Trust 2025-CES9 A1A, 4.7950%, 9/25/55
Ç,ž
5,176,233 5,104,961
RCKT Mortgage Trust 2026-CES2 A1A, 4.7620%, 2/25/56
Ç,ž
8,518,508 8,391,169
RCKT Mortgage Trust 2026-CES2 A1B, 4.8630%, 2/25/56
Ç,ž
2,826,938 2,795,344
RCKT Mortgage Trust 2026-CES4 A1A, 5.1240%, 4/25/56
Ç,ž
6,955,215 6,910,438
RCKT Mortgage Trust 2026-CES6 A1A, 5.3210%, 6/25/56
Ç,ž
7,000,000 6,987,369
Research-Driven Pagaya Motor Asset Trust 2026-R1A A, 5.6590%, 7/25/34
ž
6,480,727 6,501,243
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53
‡,ž
17,446,736 17,869,222
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53
‡,ž
9,258,049 9,509,569
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54
‡,ž
4,893,393 4,927,468
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54
‡,ž
7,621,444 7,716,010
Saluda Grade Alternative Mortgage Trust 2025-LOC5 A1A, CME Term SOFR 1
Month + 1.6000%, 5.2483%, 10/25/55
‡,ž
13,742,207 13,747,629
Saluda Grade Alternative Mortgage Trust 2026-HB1 A1A, CME Term SOFR 1
Month + 1.4000%, 5.0483%, 4/25/56
‡,ž
9,946,783 9,957,887
SCF Equipment Leasing LLC 2025-2A A2, 4.2600%, 12/22/31
ž
5,293,714 5,280,928
SEB Funding LLC 2026-1A A2, 6.6650%, 1/30/56
ž
14,536,000 14,367,212
SF ABS Issuer LLC 2025-1A A2, 5.3770%, 11/25/55
ž
38,578,000 37,921,705
Stack Infrastructure Issuer LLC 2026-1A A2, 5.0000%, 3/27/56
ž
19,259,000 18,670,575
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51
ž
5,546,213 5,168,922
Tesla Sustainable Energy Business Trust 2026-1A A, 5.3100%, 5/20/52
ž
17,130,000 16,966,814
Towd Point Mortgage Trust 2025-FIX2 A1, 5.2490%, 10/25/65
Ç,ž
16,528,167 16,410,289
Trackside Rail LLC 2026-1A A, 4.8900%, 3/20/56
ž
22,556,284 21,823,064
Truist Bank Auto Credit-Linked Notes 2026-1 B, 5.0670%, 6/26/34
ž
12,963,000 12,952,012
UPG HI Issuer Trust 2025-2 A, 5.0000%, 9/25/47
ž
5,313,000 5,271,336
US Bank NA 2026-RVM1 B1, 4.9590%, 12/25/46
ž
8,702,579 8,645,036
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45
ž
11,511,000 11,043,804
VB-S1 Issuer LLC 2026-1A C2, 4.6930%, 3/15/56
ž
9,070,000 8,817,681
Vista Point Securitization Trust 2026-CES1 A1, 5.0350%, 2/25/56
Ç,ž
8,234,635 8,131,704
Wendy's Funding LLC 2019-1A A2II, 4.0800%, 6/15/49
ž
1,312,308 1,260,609
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51
ž
3,557,789 3,286,152
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51
ž
9,200,658 8,122,283
Wendy's Funding LLC 2022-1A A2II, 4.5350%, 3/15/52
ž
2,325,421 2,224,231
Zayo Issuer LLC 2025-2A A2, 5.9530%, 6/20/55
ž
4,020,348 4,064,641
Zayo Issuer LLC 2025-3A B, 5.7160%, 10/20/55
ž
6,226,000 6,076,938
Total Asset-Backed Securities (cost $885,617,872) 875,807,357
Bank Loans - 0 .8%
Consumer Discretionary - 0 .1%
Belron Finance 2019 LLC, First Lien Term Loan B, CME Term SOFR 3 Month +
2.0000%, 5.6567%, 10/16/31
‡,ƒ
9,766,093 9,751,834
Pioneer OpCo LLC, First Lien Term Loan B, CME Term SOFR 1 Month +
3.2500%, 6.8790%, 5/16/33
‡,ƒ
18,600,964 18,657,511
28,409,345
Financials - 0 .1%
Citadel Securities Global Holdings LLC, First Lien Term Loan, CME Term SOFR 3
Month + 2.0000%, 5.6996%, 10/31/31
‡,ƒ
22,757,113 22,701,813

Janus Henderson Balanced Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Bank Loans - (continued)
Health Care - 0 .1%
Medline Borrower LP, First Lien Term Loan, CME Term SOFR 1 Month + 1.5000%,
5.1439%, 5/30/33
‡,ƒ
$ 22,934,717 $ 22,781,513
Industrials - 0 .4%
CompoSecure Holdings LLC, First Lien Term Loan, CME Term SOFR 3 Month +
2.2500%, 5.9177%, 1/14/33
‡,ƒ
2,810,000 2,791,341
EMRLD Borrower LP, First Lien Term Loan, CME Term SOFR 1 Month + 2.2500%,
5.8939%, 8/4/31
‡,ƒ
40,851,577 40,794,794
EMRLD Borrower LP, First Lien Term Loan B, CME Term SOFR 3 Month +
2.2500%, 5.9158%, 5/31/30
‡,ƒ
7,948,153 7,937,502
Genesee & Wyoming, Inc., First Lien Term Loan, CME Term SOFR 3 Month +
1.7500%, 5.4822%, 4/10/31
‡,ƒ
36,975,410 36,799,777
TransDigm, Inc., First Lien Term Loan M, CME Term SOFR 1 Month + 2.5000%,
6.1203%, 8/19/32
‡,ƒ
20,978,473 20,980,990
109,304,404
Information Technology - 0.0%
Qnity Electronics, Inc., First Lien Term Loan, CME Term SOFR 3 Month +
2.0000%, 5.6658%, 10/29/32
‡,ƒ
7,972,935 7,981,147
Utilities - 0 .1%
Alpha Generation LLC, First Lien Term Loan B, CME Term SOFR 1 Month +
1.7500%, 5.3939%, 9/30/31
‡,ƒ
14,743,395 14,593,160
Talen Energy Supply LLC, First Lien Term Loan B, CME Term SOFR 1 Month +
2.0000%, 5.6439%, 11/25/32
‡,ƒ
18,830,924 18,666,154
33,259,314
Total Bank Loans (cost $224,810,792) 224,437,536
Collateralized Loan Obligations - 2 .0%
AGL CLO 26 Ltd. 2023-26A A1R, CME Term SOFR 3 Month + 1.2800%,
4.9521%, 10/21/38
‡,ž
39,500,000 39,564,049
Bain Capital Credit CLO Ltd. 2023-3A A1R, CME Term SOFR 3 Month + 1.3100%,
4.9771%, 10/24/38
‡,ž
22,259,000 22,290,245
Ballyrock CLO 14 Ltd. 2020-14A A1BR, CME Term SOFR 3 Month + 1.5800%,
5.2552%, 7/20/37
‡,ž
5,292,308 5,307,195
Barings Loan Partners CLO 5 Ltd. LP-5A A, CME Term SOFR 3 Month +
1.2200%, 4.8952%, 1/20/35
‡,ž
24,995,203 25,007,701
Benefit Street Partners CLO 43 Ltd. 2025-43A A, CME Term SOFR 3 Month +
1.2700%, 4.9452%, 10/20/38
‡,ž
31,619,000 31,656,298
Benefit Street Partners CLO XV Ltd. 2018-15A A1R, CME Term SOFR 3 Month +
1.3900%, 5.0631%, 7/15/37
‡,ž
36,066,000 36,117,253
Carlyle US CLO Ltd. 2023-2A A1R, CME Term SOFR 3 Month + 1.3200%,
4.9952%, 7/20/38
‡,ž
33,655,000 33,722,175
CBAM Ltd. 2018-5A A1R, CME Term SOFR 3 Month + 1.3400%, 5.0204%,
10/17/38
‡,ž
16,113,000 16,140,864
CIFC Funding Ltd. 2019-7A A1R, CME Term SOFR 3 Month + 1.2800%, 4.9552%,
10/19/38
‡,ž
25,667,000 25,708,588
Elmwood CLO X Ltd. 2021-3A AR2, CME Term SOFR 3 Month + 1.3000%,
4.9752%, 7/20/38
‡,ž
12,117,404 12,137,882
GoldenTree Loan Management US CLO 17 Ltd. 2023-17A AR, CME Term SOFR 3
Month + 1.2800%, 4.9552%, 1/20/39
‡,ž
27,405,000 27,442,326
Madison Park Funding LV Ltd. 2022-55A A1R, CME Term SOFR 3 Month +
1.3600%, 5.0352%, 7/18/37
‡,ž
37,139,704 37,197,063
Madison Park Funding LXII Ltd. 2022-62A A1R2, CME Term SOFR 3 Month +
1.3000%, 4.9795%, 7/16/38
‡,ž
26,531,000 26,563,142
Madison Park Funding LXXIII Ltd. 2025-73A A1, CME Term SOFR 3 Month +
1.3000%, 4.9804%, 10/17/38
‡,ž
28,500,000 28,536,976

Janus Henderson Balanced Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Madison Park Funding XXXIV Ltd. 2019-34A A2RR, CME Term SOFR 3 Month +
1.6000%, 5.2795%, 10/16/37
‡,ž
$ 11,944,000 $ 11,973,772
Magnetite 50 Ltd. 2025-50A A1, CME Term SOFR 3 Month + 1.2800%, 4.9466%,
7/25/38
‡,ž
19,768,000 19,787,756
Neuberger Berman CLO 32R Ltd. 2019-32RA A, CME Term SOFR 3 Month +
1.3100%, 4.9852%, 7/20/39
‡,ž
24,157,798 24,203,587
OCP CLO Ltd. 2017-14A A2R, CME Term SOFR 3 Month + 1.5700%, 5.2452%,
7/20/37
‡,ž
7,550,000 7,567,223
OCP CLO Ltd. 2025-44A A, CME Term SOFR 3 Month + 1.3000%, 4.9671%,
10/24/38
‡,ž
6,012,621 6,020,466
Octagon Investment Partners 42 Ltd. 2019-3A A2RR, CME Term SOFR 3 Month +
1.5600%, 5.2331%, 7/15/37
‡,ž
2,354,880 2,360,157
OHA Credit Funding 7 Ltd. 2020-7A A1R2, CME Term SOFR 3 Month + 1.2800%,
4.9552%, 7/19/38
‡,ž
24,903,000 24,927,552
OHA Credit Funding 9 Ltd. 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%,
5.2552%, 10/19/37
‡,ž
17,357,000 17,397,511
Sixth Street CLO IX Ltd. 2017-9A AR, CME Term SOFR 3 Month + 1.3800%,
5.0521%, 7/21/37
‡,ž
24,810,000 24,851,733
Texas Debt Capital CLO Ltd. 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%,
5.0421%, 10/21/37
‡,ž
25,800,000 25,845,395
Voya CLO Ltd. 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 5.2252%,
7/20/37
‡,ž
10,074,095 10,096,776
Voya CLO Ltd. 2025-4A A1, CME Term SOFR 3 Month + 1.2900%, 4.9631%,
10/15/38
‡,ž
5,006,000 5,014,717
Total Collateralized Loan Obligations (cost $546,606,097) 547,438,402
Corporate Bonds - 7 .8%
Communication Services - 0 .6%
AT&T, Inc., 5.2500%, 10/30/36 39,310,000 38,602,448
Big Sky Funding LLC, 5.5000%, 12/31/27
¢
49,100,000 49,100,000
Black Pearl Compute LLC, 6.1250%, 2/15/31
ž
40,680,000 41,201,314
ROBLOX Corp., 3.8750%, 5/1/30
ž
31,345,000 29,621,775
158,525,537
Consumer Discretionary - 0 .1%
Carnival Corp. Ltd., 5.7500%, 8/1/32
ž
20,705,000 20,907,234
Flutter Treasury DAC, 5.8750%, 6/4/31
ž
10,566,000 10,529,759
KB Home, 4.0000%, 6/15/31 7,674,000 7,178,392
38,615,385
Energy - 1 .0%
Antero Resources Corp., 5.4000%, 2/1/36 35,247,000 34,691,380
Cheniere Energy, Inc., 5.6500%, 4/15/34 20,937,000 21,486,822
Columbia Pipelines Operating Co. LLC, 6.0360%, 11/15/33
ž
12,631,000 13,260,905
DT Midstream, Inc., 4.1250%, 6/15/29
ž
25,682,000 25,168,826
DT Midstream, Inc., 4.3750%, 6/15/31
ž
41,648,000 40,227,297
DT Midstream, Inc., 4.3000%, 4/15/32
ž
7,191,000 6,867,636
Hess Midstream Operations LP, 5.1250%, 6/15/28
ž
11,121,000 11,090,040
Hess Midstream Operations LP, 4.2500%, 2/15/30
ž
15,799,000 15,240,041
Occidental Petroleum Corp., 8.8750%, 7/15/30 10,356,000 11,660,582
SM Energy Co., 8.6250%, 11/1/30
ž
5,452,000 5,725,785
SM Energy Co., 8.7500%, 7/1/31
ž
16,280,000 17,005,030
SM Energy Co., 9.6250%, 6/15/33
ž
25,310,000 27,750,871
Sunoco LP, 7.0000%, 5/1/29
ž
22,419,000 23,034,626
Sunoco LP, 5.6250%, 3/15/31
ž
7,982,000 7,923,779
Sunoco LP, 7.2500%, 5/1/32
ž
12,629,000 13,100,213
274,233,833

Janus Henderson Balanced Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financials - 3 .2%
Asurion LLC, 8.0000%, 12/31/32
ž
$ 15,976,000 $ 16,096,723
Atlas Warehouse Lending Co. LP, 4.6250%, 11/15/28
ž
6,110,000 6,027,776
Atlas Warehouse Lending Co. LP, 4.9500%, 11/15/30
ž
9,657,000 9,521,631
Bank of America Corp., SOFR + 1.0000%, 5.1620%, 1/24/31
‡
47,490,000 48,132,785
Bank of America Corp., SOFR + 1.8400%, 5.8720%, 9/15/34
‡
18,294,000 19,120,999
Blackstone Private Credit Fund, 7.3000%, 11/27/28 14,859,000 15,330,912
Blue Owl Credit Income Corp., 4.7000%, 2/8/27 2,729,000 2,715,414
Blue Owl Credit Income Corp., 7.9500%, 6/13/28 8,994,000 9,300,978
Capital One Financial Corp., SOFR + 1.9900%, 5.8840%, 7/26/35
‡
23,812,000 24,490,013
Capital One Financial Corp., SOFR + 2.0360%, 6.1830%, 1/30/36
‡
17,959,000 18,369,463
Capital One Financial Corp., SOFRINDX + 3.3700%, 7.9640%, 11/2/34
‡
12,097,000 13,912,228
Charles Schwab Corp. (The), L , U.S. Treasury Yield Curve Rate T-Note Constant
Maturity 5 Year + 2.2500%, 6.1000%, 6/1/31
‡,μ
20,804,000 20,808,576
Citigroup, Inc., CME Term SOFR 3 Month + 1.8246%, 3.8870%, 1/10/28
‡
36,115,000 35,993,211
Citigroup, Inc., SOFR + 1.1710%, 4.5030%, 9/11/31
‡
9,685,000 9,558,919
Citigroup, Inc., SOFR + 1.4880%, 5.1740%, 9/11/36
‡
8,338,000 8,291,536
Citigroup, Inc., U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year +
3.0010%, 6.6250%, 2/15/31
‡,μ
13,540,000 13,794,511
Goldman Sachs Group, Inc. (The), SOFR + 0.9600%, 4.5160%, 1/21/32
‡
11,528,000 11,310,449
Goldman Sachs Group, Inc. (The), SOFR + 0.9900%, 4.5940%, 4/20/30
‡
11,831,000 11,764,225
Goldman Sachs Group, Inc. (The), SOFR + 1.1900%, 5.0650%, 1/21/37
‡
11,528,000 11,255,376
Goldman Sachs Group, Inc. (The), SOFR + 1.3400%, 5.0940%, 4/20/34
‡
14,570,000 14,511,554
Goldman Sachs Group, Inc. (The), SOFR + 1.3800%, 5.5360%, 1/28/36
‡
21,952,000 22,294,061
Jane Street Group, 7.1250%, 4/30/31
ž
14,182,000 14,663,564
Jane Street Group, 6.1250%, 11/1/32
ž
34,751,000 34,758,228
Jane Street Group, 6.7500%, 5/1/33
ž
29,124,000 29,950,149
JPMorgan Chase & Co., SOFR + 0.9900%, 4.6220%, 4/23/32
‡
24,433,000 24,151,013
JPMorgan Chase & Co., SOFR + 1.0100%, 5.1400%, 1/24/31
‡
21,125,000 21,362,551
JPMorgan Chase & Co., SOFR + 1.2600%, 5.1480%, 4/23/37
‡
20,427,000 20,279,861
JPMorgan Chase & Co., PP , U.S. Treasury Yield Curve Rate T-Note Constant
Maturity 5 Year + 2.0800%, 6.1000%, 7/1/31
‡,μ
33,370,000 33,792,469
LPL Holdings, Inc., 6.7500%, 11/17/28 30,079,000 31,272,661
LPL Holdings, Inc., 6.0000%, 5/20/34 19,554,000 20,002,516
LPL Holdings, Inc., 5.6500%, 3/15/35 14,248,000 14,160,043
LPL Holdings, Inc., 5.7500%, 6/15/35 16,998,000 17,014,071
Morgan Stanley, SOFR + 0.9500%, 4.4930%, 1/16/32
‡
33,176,000 32,531,132
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33
‡
16,462,000 14,802,484
Morgan Stanley, SOFR + 1.5550%, 5.3200%, 7/19/35
‡
24,159,000 24,275,327
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34
‡
18,294,000 18,577,775
Morgan Stanley, SOFRINDX + 1.4100%, 5.2960%, 4/10/37
‡
22,979,000 22,864,831
PNC Financial Services Group, Inc. (The), SOFR + 2.2840%, 6.8750%, 10/20/34
‡
18,085,000 19,966,322
Rocket Cos., Inc., 6.1250%, 8/1/30
ž
10,068,000 10,240,888
Rocket Cos., Inc., 6.3750%, 8/1/33
ž
42,189,000 42,904,712
Societe Generale SA, U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1
Year + 1.2000%, 5.5000%, 4/13/29
‡,ž
14,133,000 14,288,316
Societe Generale SA, U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1
Year + 1.6000%, 6.1000%, 4/13/33
‡,ž
34,519,000 35,868,337
US Bancorp, SOFR + 1.4110%, 5.4240%, 2/12/36
#,‡
22,770,000 23,178,710
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30
‡
19,681,000 20,015,430
US Bancorp, U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year +
0.9500%, 2.4910%, 11/3/36
‡
20,457,000 17,808,498
901,331,228

Janus Henderson Balanced Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Health Care - 0 .8%
CVS Health Corp., 5.7000%, 6/1/34 $ 14,746,000 $ 15,221,767
CVS Health Corp., 5.4500%, 9/15/35 14,687,000 14,876,993
CVS Health Corp., 4.7800%, 3/25/38 32,715,000 30,672,261
Health Care Service Corp., 5.4500%, 6/15/34
ž
32,502,000 32,661,685
Health Care Service Corp. A Mutual Legal Reserve Co., 5.2000%, 6/15/29
ž
14,413,000 14,537,647
Health Care Service Corp. A Mutual Legal Reserve Co., 2.2000%, 6/1/30
ž
13,536,000 12,260,820
Humana, Inc., 5.8750%, 3/1/33 5,208,000 5,371,537
Humana, Inc., 5.9500%, 3/15/34 14,187,000 14,685,687
Solventum Corp., 5.6000%, 3/23/34 39,969,000 40,906,047
Teva Pharmaceutical Finance Co. LLC, 6.1500%, 2/1/36 8,271,000 8,723,797
Teva Pharmaceutical Finance Netherlands III BV, 6.0000%, 12/1/32 14,987,000 15,551,186
Teva Pharmaceutical Finance Netherlands IV BV, 5.7500%, 12/1/30 11,755,000 12,042,375
217,511,802
Industrials - 0 .1%
GXO Logistics, Inc., 1.6500%, 7/15/26 14,940,000 14,918,423
Quikrete Holdings, Inc., 6.3750%, 3/1/32
ž
15,902,000 16,238,757
31,157,180
Information Technology - 0 .8%
AppLovin Corp., 5.3750%, 12/1/31 18,923,000 19,186,946
AppLovin Corp., 5.5000%, 12/1/34 39,357,000 39,712,812
AppLovin Corp., 5.9500%, 12/1/54 20,293,000 19,563,467
Booz Allen Hamilton, Inc., 5.9500%, 8/4/33 22,041,000 22,132,627
Booz Allen Hamilton, Inc., 5.9500%, 4/15/35
#
34,511,000 34,374,550
Foundry JV Holdco LLC, 5.9000%, 1/25/33
ž
5,478,000 5,709,447
Foundry JV Holdco LLC, 5.8750%, 1/25/34
ž
14,402,000 14,633,198
Foundry JV Holdco LLC, 6.2500%, 1/25/35
ž
5,478,000 5,814,752
Foundry JV Holdco LLC, 6.1000%, 1/25/36
ž
8,842,000 9,321,391
Foundry JV Holdco LLC, 6.2000%, 1/25/37
ž
12,700,000 13,429,417
Oracle Corp., 5.5000%, 8/3/35 6,388,000 6,112,933
Oracle Corp., 5.9500%, 9/26/55 7,306,000 6,208,772
Oracle Corp., 6.1000%, 9/26/65 10,503,000 8,787,257
Oracle Corp., 5.7000%, 2/4/36 12,620,000 12,221,900
Qnity Electronics, Inc., 5.7500%, 8/15/32
ž
9,965,000 10,018,074
227,227,543
Materials - 0.0%
First Quantum Minerals Ltd., 6.3750%, 2/15/36
ž
11,976,000 11,753,058
Real Estate - 0 .2%
GLP Capital LP, 5.3000%, 1/15/29 1,226,000 1,231,746
GLP Capital LP, 6.7500%, 12/1/33 13,964,000 14,793,852
GLP Capital LP, 5.6250%, 9/15/34 14,546,000 14,431,577
GLP Capital LP, 5.6250%, 3/1/36 9,524,000 9,333,308
VICI Properties LP, 5.6250%, 4/1/35 16,210,000 16,216,865
56,007,348
Utilities - 1 .0%
Alpha Generation LLC, 6.2500%, 1/15/34
ž
27,956,000 27,508,290
American Electric Power Co., Inc., C , U.S. Treasury Yield Curve Rate T-Note
Constant Maturity 5 Year + 2.1280%, 5.8000%, 3/15/56
‡
10,674,000 10,615,398
American Electric Power Co., Inc., D , U.S. Treasury Yield Curve Rate T-Note
Constant Maturity 5 Year + 1.9400%, 6.0500%, 3/15/56
‡
8,539,000 8,490,970
Duke Energy Corp., 5.4500%, 6/15/34 35,348,000 36,102,728
NextEra Energy Capital Holdings, Inc., AA , U.S. Treasury Yield Curve Rate T-Note
Constant Maturity 5 Year + 1.8400%, 6.0000%, 10/1/56
‡
18,378,000 18,368,884

Janus Henderson Balanced Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Utilities - (continued)
NextEra Energy Capital Holdings, Inc., BB , U.S. Treasury Yield Curve Rate T-Note
Constant Maturity 5 Year + 1.7650%, 6.2000%, 10/1/56
‡
$ 8,813,000 $ 8,804,480
NextEra Energy Capital Holdings, Inc., CC , U.S. Treasury Yield Curve Rate T-Note
Constant Maturity 5 Year + 1.6850%, 6.6250%, 10/1/66
‡
5,582,000 5,667,946
NRG Energy, Inc., 4.7340%, 10/15/30
ž
21,488,000 21,223,536
Talen Energy Supply LLC, 6.3750%, 5/1/33
ž
27,055,000 27,020,851
Talen Energy Supply LLC, 6.2500%, 2/1/34
ž
19,547,000 19,428,192
Talen Energy Supply LLC, 6.5000%, 2/1/36
ž
32,081,000 32,342,685
Vistra Operations Co. LLC, 4.7000%, 1/31/31
ž
4,237,000 4,152,182
Vistra Operations Co. LLC, 5.0000%, 4/30/31
ž
22,837,000 22,664,352
Vistra Operations Co. LLC, 5.2500%, 4/30/33
ž
10,274,000 10,197,967
Vistra Operations Co. LLC, 5.3500%, 1/31/36
ž
8,338,000 8,171,230
Vistra Operations Co. LLC, 5.5500%, 4/30/36
ž
21,100,000 20,992,164
281,751,855
Total Corporate Bonds (cost 2,183,987,077) 2,198,114,769
Commercial Mortgage-Backed Securities - 3 .2%
280 Park Avenue Mortgage Trust , CME Term SOFR 1 Month + 1.1800% ,
4.8054% , 9/15/34
‡ ,ž
11,417,538 11,404,351
ALA Trust , CME Term SOFR 1 Month + 1.7426% , 5.3686% , 6/15/40
‡ ,ž
40,760,000 40,911,252
BAMLL Re-REMIC Trust
1.2731%, 7/27/50
‡,ž
6,911,000 6,226,801
0.4697%, 1/27/50
‡,ž
9,329,952 8,833,041
BLP Commercial Mortgage Trust
2025-IND A, CME Term SOFR 1 Month + 1.2000%, 4.8254%, 3/15/42
‡,ž
24,325,395 24,258,642
2025-IND2 A, CME Term SOFR 1 Month + 1.5000%, 5.1254%, 12/15/42
‡,ž
15,929,000 15,951,369
BPR Trust
7.1465%, 10/5/38
‡,ž
20,831,000 21,220,439
5.3580%, 11/5/41
‡,ž
28,442,928 28,620,977
5.8500%, 11/5/41
‡,ž
11,000,000 10,866,282
BX Commercial Mortgage Trust
2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 5.1183%, 10/15/41
‡,ž
26,045,578 26,112,588
2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.2153%, 8/15/41
‡,ž
10,047,105 10,076,679
2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 6.5128%, 10/15/41
‡,ž
29,782,657 29,839,086
2024-GPA3 A, CME Term SOFR 1 Month + 1.2928%, 4.9182%, 12/15/39
‡,ž
13,184,772 13,208,446
2024-GPA3 B, CME Term SOFR 1 Month + 1.6423%, 5.2677%, 12/15/39
‡,ž
9,108,922 9,130,089
2025-SPOT A, CME Term SOFR 1 Month + 1.4434%, 5.0687%, 4/15/40
‡,ž
11,478,996 11,480,525
2026-CSMO A, CME Term SOFR 1 Month + 1.4000%, 5.0254%, 2/15/43
‡,ž
23,395,000 23,440,816
2026-CSMO B, CME Term SOFR 1 Month + 1.7000%, 5.3254%, 2/15/43
‡,ž
7,926,000 7,971,137
2026-CSMO C, CME Term SOFR 1 Month + 2.0000%, 5.6254%, 2/15/43
‡,ž
4,699,000 4,740,045
BX Trust
3.6050%, 12/9/41
ž
2,965,000 2,810,671
3.8560%, 12/9/41
ž
8,218,000 7,805,702
2021-LBA AV, CME Term SOFR 1 Month + 1.1645%, 4.7905%, 2/15/36
‡,ž
4,448,237 4,446,883
5.1988%, 12/13/42
‡,ž
30,916,000 30,932,538
2025-DIME A, CME Term SOFR 1 Month + 1.1500%, 4.7754%, 2/15/35
‡,ž
25,165,000 25,054,822
2025-GW A, CME Term SOFR 1 Month + 1.6000%, 5.2250%, 7/15/42
‡,ž
23,236,000 23,204,336
2025-ROIC A, CME Term SOFR 1 Month + 1.1438%, 4.7692%, 3/15/30
‡,ž
30,817,630 30,762,981
2025-ROIC B, CME Term SOFR 1 Month + 1.3935%, 5.0189%, 3/15/30
‡,ž
6,743,827 6,722,743
2025-VLT7 A, CME Term SOFR 1 Month + 1.7000%, 5.3254%, 7/15/44
‡,ž
33,193,493 33,200,754
BXHPP Trust , CME Term SOFR 1 Month + 0.7645% , 4.3895% , 8/15/36
‡ ,ž
3,193,000 3,043,235
BXP Trust , 3.3790% , 6/13/39
ž
4,190,000 4,128,442
CONE Trust
2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 5.2671%, 8/15/41
‡,ž
17,061,000 16,983,303

Janus Henderson Balanced Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Commercial Mortgage-Backed Securities - (continued)
CONE Trust - (continued)
2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 5.9162%, 8/15/41
‡,ž
$ 12,544,811 $ 12,542,559
Croton Park CLO Ltd. , 5.2331% , 10/15/36
‡
16,432,000 16,468,882
CSTL Commercial Mortgage Trust , 4.8510% , 2/10/43
‡ ,ž
5,520,000 5,436,538
DATA Mortgage Trust , 5.4756% , 5/10/46
‡ ,ž
6,852,820 6,793,931
Fannie Mae REMIC
3.0000%, 5/25/48 5,410,225 4,815,357
3.0000%, 11/25/49 7,565,832 6,756,319
FREMF Mortgage Trust , 5.8219% , 11/25/28
‡ ,ž
5,263,000 4,934,672
FS , CME Term SOFR 1 Month + 1.3500% , 4.9754% , 2/15/41
‡ ,ž
10,119,000 10,129,219
GS Mortgage Securities Corp. Trust , CME Term SOFR 1 Month + 2.6500% ,
6.2872% , 11/25/41
‡ ,ž
10,406,498 10,405,455
GWT , CME Term SOFR 1 Month + 1.6912% , 5.3166% , 5/15/41
‡ ,ž
29,946,000 30,003,124
Hudsons Bay Simon JV Trust , 4.1545% , 8/5/34
ž
5,195,314 4,985,407
KRE Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.3000% ,
4.9254% , 3/15/42
‡ ,ž
20,395,538 20,368,594
LEX Mortgage Trust , 5.0361% , 10/13/33
‡ ,ž
6,407,000 6,380,475
LEX Trust , CME Term SOFR 1 Month + 1.3500% , 4.9754% , 3/15/43
‡ ,ž
8,800,000 8,801,574
Life Mortgage Trust
2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 4.8395%, 3/15/38
‡,ž
1,642,688 1,629,748
2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 4.9206%, 5/15/39
‡,ž
14,828,995 14,121,697
MIC Trust , 8.7315% , 12/5/38
‡ ,ž
14,644,028 15,449,902
MLTI Trust , CME Term SOFR 1 Month + 1.4000% , 5.0213% , 6/15/31
‡ ,ž
18,907,000 18,927,545
National Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.3500% ,
4.9754% , 6/15/43
‡ ,ž
20,547,000 20,559,282
NRTH Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.3933% ,
5.0187% , 10/15/40
‡ ,ž
20,952,000 20,997,794
NYC Trust , 5.0529% , 6/6/40
‡ ,ž
22,680,000 22,575,606
PLYM Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.2500% ,
4.8754% , 3/15/43
‡ ,ž
7,524,000 7,527,559
PNW Trust , CME Term SOFR 1 Month + 1.7113% , 5.3367% , 4/15/41
‡ ,ž
16,941,000 16,902,974
SCG Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.2000% ,
4.8254% , 3/15/35
‡ ,ž
29,118,000 29,098,561
SMRT Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.0000% ,
4.6260% , 1/15/39
‡ ,ž
10,990,000 10,986,628
TEXAS Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.2931% ,
4.9185% , 4/15/42
‡ ,ž
8,177,000 8,156,293
TYSN Mortgage Trust , 6.7991% , 12/10/33
‡ ,ž
23,414,873 24,140,248
VASA Trust , CME Term SOFR 1 Month + 1.0145% , 4.6405% , 7/15/39
‡ ,ž
8,413,922 8,245,878
Wells Fargo Commercial Mortgage Trust , 5.2704% , 3/15/38
‡ ,ž
29,711,000 29,574,193
Total Commercial Mortgage-Backed Securities (cost $887,720,696) 891,104,989
Mortgage-Backed Securities - 7 .9%
Fannie Mae / Freddie Mac UMBS, Single Family, 30 Year
2.5000%, TBA, 30 Year Maturity
^
70,738,816 59,099,098
3.0000%, TBA, 30 Year Maturity
^
3,968,000 3,460,374
4.5000%, TBA, 30 Year Maturity
^
45,799,760 43,881,025
5.0000%, TBA, 30 Year Maturity
^
59,020,395 57,978,626
6.0000%, TBA, 30 Year Maturity
^
343,461,523 350,209,309
Fannie Mae Pool
Pool # AL5942, 5.0000%, 7/1/44 78,634 78,736
Pool # AL7381, 4.5000%, 6/1/45 1,564,935 1,554,760
Pool # AT2957, 3.0000%, 5/1/43 1,115,219 1,006,984
Pool # BF0130, 3.5000%, 8/1/56 8,224,656 7,461,733
Pool # BF0167, 3.0000%, 2/1/57 8,399,121 7,218,084

Janus Henderson Balanced Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Fannie Mae Pool - (continued)
Pool # BF0189, 3.0000%, 6/1/57 $ 157,107 $ 134,678
Pool # BF0598, 2.5000%, 3/1/62 16,368,232 13,562,977
Pool # BF0619, 2.5000%, 3/1/62 49,259,552 40,107,682
Pool # BM7069, 4.5000%, 7/1/50 11,698,622 11,155,440
Pool # MA1363, 3.0000%, 2/1/43 113,335 103,054
Fannie Mae Pool UMBS, 15 Year
Pool # BO3223, 3.0000%, 10/1/34 509,443 487,003
Pool # BO4725, 2.5000%, 11/1/34 511,895 483,597
Pool # BO5957, 3.0000%, 12/1/34 319,208 305,109
Pool # BO7717, 3.0000%, 11/1/34 247,276 236,886
Pool # FS3713, 2.5000%, 12/1/36 22,100,439 20,763,334
Fannie Mae Pool UMBS, 30 Year
Pool # 323282, 7.5000%, 7/1/28 8,992 9,068
Pool # 995757, 6.0000%, 2/1/37 129,399 134,657
Pool # AB7563, 3.0000%, 1/1/43 497,060 452,936
Pool # AL5887, 4.5000%, 10/1/44 1,822,512 1,797,834
Pool # AL6542, 4.5000%, 3/1/45 3,005,738 2,965,038
Pool # AL6842, 4.0000%, 5/1/45 529,402 506,301
Pool # AL6997, 4.5000%, 11/1/42 752,108 743,345
Pool # BH1902, 3.5000%, 12/1/47 252,276 234,317
Pool # BJ4559, 3.5000%, 1/1/48 1,735,738 1,607,979
Pool # BJ4566, 4.0000%, 1/1/48 6,073,637 5,800,255
Pool # BJ4567, 4.0000%, 1/1/48 2,236,199 2,134,107
Pool # BJ5170, 3.5000%, 3/1/48 304,897 283,113
Pool # BJ9181, 5.0000%, 5/1/48 1,768,821 1,772,575
Pool # BK1964, 4.0000%, 3/1/48 1,660,831 1,582,001
Pool # BK2913, 2.5000%, 8/1/50 1,641,839 1,410,138
Pool # BK3211, 4.5000%, 3/1/48 83,645 81,595
Pool # BM3282, 3.5000%, 12/1/47 178,989 166,247
Pool # BM3912, 3.0000%, 3/1/47 3,606,751 3,236,289
Pool # BN0012, 4.5000%, 8/1/48 46,268 45,134
Pool # BN3899, 4.0000%, 12/1/48 650,611 616,963
Pool # BO2983, 3.0000%, 9/1/49 539,388 482,834
Pool # BT2256, 2.5000%, 3/1/52 1,997,833 1,702,473
Pool # BT8021, 5.0000%, 1/1/53 2,237,243 2,226,485
Pool # BV2962, 2.5000%, 3/1/52 668,665 569,974
Pool # BV2965, 2.5000%, 3/1/52 1,558,519 1,328,590
Pool # BV4144, 3.0000%, 3/1/52 9,699,610 8,608,242
Pool # BV4203, 3.5000%, 4/1/52 1,262,789 1,163,630
Pool # BV5152, 2.5000%, 3/1/52 1,523,058 1,298,404
Pool # BV5379, 3.0000%, 4/1/52 8,362,756 7,430,979
Pool # BV5380, 3.0000%, 4/1/52 7,072,040 6,275,252
Pool # BV5393, 3.5000%, 4/1/52 3,594,748 3,312,472
Pool # BV6879, 4.5000%, 4/1/52 1,073,225 1,037,452
Pool # BV7131, 4.5000%, 4/1/52 341,074 329,679
Pool # BV7132, 4.5000%, 4/1/52 427,262 412,981
Pool # BV7632, 4.5000%, 4/1/52 824,449 796,968
Pool # BV8484, 3.5000%, 4/1/52 1,295,895 1,194,135
Pool # BW0072, 4.5000%, 4/1/52 281,411 272,004
Pool # BW0081, 4.5000%, 4/1/52 607,097 586,805
Pool # BW0343, 4.5000%, 5/1/52 1,552,218 1,500,335
Pool # BW1288, 5.0000%, 10/1/52 2,566,366 2,550,517
Pool # BW7369, 5.0000%, 10/1/52 5,633,944 5,606,851

Janus Henderson Balanced Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Fannie Mae Pool UMBS, 30 Year - (continued)
Pool # BX5759, 5.0000%, 1/1/53 $ 791,096 $ 786,958
Pool # BX5969, 5.0000%, 2/1/53 923,192 917,571
Pool # BX7860, 5.5000%, 3/1/53 303,154 307,975
Pool # BX8071, 5.0000%, 3/1/53 476,122 473,049
Pool # BX9351, 5.0000%, 4/1/53 1,058,440 1,051,608
Pool # BY0782, 5.5000%, 4/1/53 179,463 182,472
Pool # BY0866, 5.5000%, 5/1/53 168,046 170,329
Pool # BY1896, 5.5000%, 5/1/53 327,894 331,828
Pool # BY1920, 5.0000%, 5/1/53 576,881 573,157
Pool # BY2783, 5.0000%, 6/1/53 634,432 630,337
Pool # BY3263, 5.0000%, 6/1/53 1,144,491 1,137,104
Pool # BY4284, 5.5000%, 6/1/53 467,597 475,439
Pool # BY6374, 5.5000%, 7/1/53 1,242,988 1,257,900
Pool # BY6690, 5.0000%, 8/1/53 678,542 674,411
Pool # BY7004, 5.5000%, 7/1/53 431,455 438,691
Pool # CA0108, 3.5000%, 8/1/47 604,399 561,373
Pool # CA3683, 4.5000%, 6/1/49 251,397 245,037
Pool # CA4035, 4.5000%, 8/1/49 381,960 372,297
Pool # CA4646, 3.0000%, 2/1/48 2,250,421 2,031,879
Pool # CA5327, 2.5000%, 3/1/50 1,838,015 1,539,988
Pool # CA5573, 4.0000%, 4/1/50 1,622,306 1,533,166
Pool # CA6635, 2.5000%, 8/1/50 40,934,954 35,123,087
Pool # CB0044, 3.0000%, 4/1/51 1,653,009 1,460,628
Pool # CB0456, 2.5000%, 5/1/51 4,477,668 3,748,680
Pool # CB2681, 3.5000%, 1/1/52 1,959,640 1,812,008
Pool # CB2750, 2.5000%, 2/1/52 23,545,185 19,883,909
Pool # CB2907, 3.5000%, 2/1/52 5,274,899 4,877,101
Pool # CB3042, 2.5000%, 3/1/52 7,850,226 6,692,670
Pool # CB3043, 2.5000%, 3/1/52 21,857,636 18,633,600
Pool # CB3240, 3.0000%, 4/1/52 15,545,022 13,758,963
Pool # CB3501, 3.5000%, 5/1/52 6,355,260 5,821,730
Pool # CB4329, 3.5000%, 7/1/52 1,095,072 1,009,667
Pool # CB6686, 4.5000%, 7/1/53 2,746,527 2,667,156
Pool # CB7112, 5.5000%, 9/1/53 20,997,508 21,339,162
Pool # CB7430, 5.5000%, 11/1/53 5,640,223 5,752,946
Pool # CB8134, 5.5000%, 3/1/54 10,408,293 10,597,567
Pool # CB8543, 6.0000%, 5/1/54 31,061,375 32,108,665
Pool # CC0097, 5.5000%, 3/1/55 5,019,416 5,110,818
Pool # FA3182, 6.0000%, 10/1/55 3,853,092 3,959,068
Pool # FA3563, 5.5000%, 11/1/55 5,945,674 6,053,944
Pool # FA4270, 5.0000%, 12/1/55 24,967,384 24,820,787
Pool # FA4600, 2.5000%, 1/1/54 7,927,539 6,670,094
Pool # FM3664, 4.0000%, 3/1/49 2,127,624 2,017,589
Pool # FM5076, 4.0000%, 8/1/50 1,518,132 1,434,717
Pool # FM7159, 2.5000%, 2/1/51 15,927,073 13,340,240
Pool # FS0359, 2.5000%, 1/1/52 10,488,281 8,947,734
Pool # FS0662, 2.5000%, 2/1/52 51,685,893 44,062,140
Pool # FS1081, 2.5000%, 3/1/52 21,044,445 17,939,741
Pool # FS1184, 3.5000%, 3/1/52 3,314,488 3,055,990
Pool # FS1301, 3.5000%, 4/1/52 3,783,399 3,455,125
Pool # FS2144, 3.5000%, 6/1/52 12,762,839 11,767,461
Pool # FS2546, 4.0000%, 3/1/51 369,619 350,503
Pool # FS2713, 4.5000%, 10/1/50 9,166,098 8,941,435

Janus Henderson Balanced Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Fannie Mae Pool UMBS, 30 Year - (continued)
Pool # FS3377, 4.0000%, 5/1/52 $ 7,585,018 $ 7,192,739
Pool # FS5339, 3.0000%, 7/1/52 10,600,704 9,347,069
Pool # FS5491, 3.0000%, 7/1/52 18,578,573 16,375,730
Pool # FS5988, 2.5000%, 3/1/52 19,638,180 16,710,194
Pool # FS6380, 2.5000%, 2/1/52 14,181,391 11,875,889
Pool # FS6926, 2.5000%, 5/1/52 54,469,247 46,374,573
Pool # FS7607, 6.0000%, 3/1/54 4,764,314 4,946,581
Pool # FS7643, 6.0000%, 4/1/54 11,849,029 12,311,920
Pool # FS8037, 6.0000%, 1/1/54 5,555,216 5,773,908
Pool # MA3521, 4.0000%, 11/1/48 4,387,486 4,160,576
Pool # MA3774, 3.0000%, 9/1/49 8,640,901 7,627,980
Pool # MA3908, 4.5000%, 1/1/50 527,671 514,321
Pool # MA4079, 3.0000%, 7/1/50 7,394,266 6,522,062
Pool # MA4378, 2.0000%, 7/1/51 51,622,934 41,594,771
Freddie Mac Gold Pool
Pool # SE9056, 4.5000%, 3/1/50 5,029,009 4,791,544
Pool # ZT1145, 4.5000%, 5/1/44 580,285 576,512
Pool # ZT1167, 4.0000%, 4/1/45 16,001 15,477
Freddie Mac Gold Pool, 30 Year , 4.0000% , 9/1/48 1,211,288 1,149,966
Freddie Mac Pool UMBS, 15 Year
Pool # QN0783, 3.0000%, 10/1/34 730,452 697,536
Pool # QN0786, 3.0000%, 10/1/34 1,629,315 1,558,399
Pool # QN0951, 2.5000%, 11/1/34 496,760 469,484
Pool # SB0040, 2.5000%, 12/1/33 5,282,138 5,076,376
Pool # SB0116, 2.5000%, 11/1/34 1,881,235 1,778,860
Pool # SB0866, 2.5000%, 6/1/37 17,854,868 16,714,901
Pool # ZK8962, 3.0000%, 9/1/32 1,308,005 1,263,463
Pool # ZK9009, 3.0000%, 10/1/32 667,599 643,797
Pool # ZK9085, 3.0000%, 12/1/32 345,248 333,383
Pool # ZK9163, 3.0000%, 1/1/33 880,210 849,192
Pool # ZS7403, 3.0000%, 5/1/31 4,526,259 4,419,233
Freddie Mac Pool UMBS, 30 Year
Pool # QA2159, 3.0000%, 8/1/49 685,833 599,976
Pool # QA4936, 3.0000%, 12/1/49 782,455 690,732
Pool # QA5622, 3.0000%, 12/1/49 634,880 560,457
Pool # QA8274, 3.5000%, 3/1/50 558,505 510,763
Pool # QB1708, 2.5000%, 8/1/50 788,188 677,201
Pool # QB2976, 2.5000%, 8/1/50 355,361 305,211
Pool # QB3353, 2.5000%, 9/1/50 1,441,563 1,237,680
Pool # QC5848, 2.5000%, 8/1/51 38,734,589 32,783,347
Pool # QD4842, 2.5000%, 1/1/52 2,113,317 1,800,292
Pool # QD6087, 2.5000%, 1/1/52 3,409,264 2,907,397
Pool # QD6554, 3.0000%, 2/1/52 2,664,545 2,365,139
Pool # QD6555, 3.0000%, 2/1/52 1,730,466 1,538,179
Pool # QD7069, 2.5000%, 2/1/52 5,270,652 4,493,222
Pool # QD8288, 2.5000%, 3/1/52 886,829 755,995
Pool # QD9182, 3.0000%, 3/1/52 2,507,065 2,228,105
Pool # QD9191, 3.5000%, 4/1/52 640,783 590,466
Pool # QD9513, 2.5000%, 2/1/52 3,016,428 2,556,364
Pool # QE0318, 4.5000%, 3/1/52 285,844 276,317
Pool # QE1073, 3.5000%, 4/1/52 833,666 768,203
Pool # QF0488, 5.5000%, 9/1/52 5,466,925 5,560,200
Pool # QF2145, 5.0000%, 10/1/52 355,921 354,210

Janus Henderson Balanced Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Freddie Mac Pool UMBS, 30 Year - (continued)
Pool # QF2386, 5.0000%, 10/1/52 $ 10,351,585 $ 10,282,598
Pool # QF2437, 5.5000%, 10/1/52 329,615 335,607
Pool # QF6841, 5.0000%, 1/1/53 400,999 399,071
Pool # QF7813, 5.0000%, 1/1/53 370,511 368,729
Pool # QF8398, 5.0000%, 3/1/53 1,631,626 1,621,095
Pool # QF9871, 5.0000%, 3/1/53 1,572,542 1,562,391
Pool # QG1442, 5.0000%, 4/1/53 1,796,303 1,780,960
Pool # QG2380, 5.0000%, 5/1/53 5,161,200 5,117,119
Pool # QG2543, 5.5000%, 5/1/53 498,134 504,110
Pool # QG3598, 5.0000%, 5/1/53 3,171,936 3,144,844
Pool # QG3742, 5.0000%, 5/1/53 118,375 117,748
Pool # QG3912, 5.5000%, 6/1/53 1,572,641 1,591,508
Pool # QG3917, 5.0000%, 6/1/53 1,294,340 1,283,285
Pool # QG4676, 5.0000%, 6/1/53 635,816 627,767
Pool # QG4741, 5.5000%, 6/1/53 1,013,799 1,020,220
Pool # QG4742, 5.0000%, 6/1/53 2,178,169 2,149,341
Pool # QG5055, 5.0000%, 6/1/53 1,509,071 1,489,099
Pool # QG5161, 5.0000%, 6/1/53 2,041,913 2,014,889
Pool # QG6693, 5.5000%, 7/1/53 5,222,876 5,293,845
Pool # QG7441, 5.5000%, 7/1/53 2,861,331 2,895,658
Pool # QI2699, 5.5000%, 4/1/54 2,776,370 2,829,593
Pool # RA1087, 4.5000%, 7/1/49 2,497,927 2,430,412
Pool # RA1088, 4.5000%, 7/1/49 461,625 449,947
Pool # RA1188, 4.5000%, 8/1/49 2,455,511 2,389,143
Pool # RA1999, 4.5000%, 1/1/50 1,747,045 1,699,825
Pool # RA5285, 2.5000%, 5/1/51 34,054,766 28,843,635
Pool # RA5906, 2.5000%, 9/1/51 31,400,512 26,743,804
Pool # RA9851, 6.0000%, 9/1/53 31,175,689 32,290,932
Pool # RJ1341, 6.0000%, 4/1/54 22,358,541 23,112,399
Pool # RJ3021, 5.5000%, 12/1/54 39,049,100 39,377,489
Pool # RJ4363, 5.5000%, 6/1/55 1,132,355 1,152,975
Pool # RJ5835, 5.0000%, 1/1/56 64,560,662 64,000,785
Pool # RJ6942, 5.5000%, 6/1/56 5,253,082 5,347,055
Pool # SD0688, 2.5000%, 10/1/51 33,797,092 28,768,517
Pool # SD0931, 2.5000%, 3/1/52 25,698,312 21,842,925
Pool # SD0943, 3.5000%, 4/1/52 2,149,956 1,987,821
Pool # SD1137, 2.5000%, 6/1/51 12,847,647 10,999,698
Pool # SD1143, 4.5000%, 9/1/50 13,544,428 13,212,450
Pool # SD1150, 3.5000%, 6/1/52 4,235,541 3,916,124
Pool # SD1551, 4.0000%, 3/1/50 4,692,685 4,449,990
Pool # SD1840, 3.0000%, 6/1/52 10,572,040 9,318,523
Pool # SD2897, 5.5000%, 5/1/53 3,691,899 3,743,736
Pool # SD3493, 2.5000%, 5/1/52 10,512,926 8,955,243
Pool # SD4009, 6.0000%, 9/1/53 9,620,275 9,988,315
Pool # SD4247, 6.5000%, 11/1/53 10,790,902 11,294,980
Pool # SD4294, 5.5000%, 9/1/53 4,286,440 4,369,441
Pool # SD4668, 6.0000%, 10/1/53 14,607,884 15,019,146
Pool # SD7023, 3.0000%, 6/1/52 14,575,088 12,838,204
Pool # SD7548, 2.5000%, 11/1/51 11,566,571 9,885,540
Pool # SD8040, 4.5000%, 1/1/50 413,651 403,186
Pool # SD8212, 2.5000%, 5/1/52 12,126,112 10,203,543
Pool # SI2017, 4.0000%, 12/1/48 4,926,822 4,671,860
Pool # SL1226, 5.5000%, 5/1/55 7,622,298 7,751,593

Janus Henderson Balanced Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Freddie Mac Pool UMBS, 30 Year - (continued)
Pool # SL3350, 6.0000%, 11/1/55 $ 5,552,484 $ 5,708,823
Pool # SL3985, 5.0000%, 1/1/56 17,852,710 17,642,299
Pool # SL4179, 2.5000%, 1/1/54 9,533,627 8,022,091
Pool # SL4658, 5.0000%, 1/1/56 27,825,865 27,497,911
Pool # SL4976, 5.0000%, 4/1/56 33,239,871 32,847,861
Pool # ZA7158, 4.5000%, 6/1/49 379,311 369,059
Pool # ZM1434, 3.5000%, 7/1/46 1,348,395 1,253,216
Pool # ZM5707, 3.5000%, 2/1/48 1,675,068 1,548,711
Pool # ZM5865, 4.5000%, 3/1/48 77,313 75,418
Pool # ZM5945, 4.0000%, 3/1/48 1,464,409 1,394,902
Pool # ZM6220, 4.0000%, 4/1/48 1,710,191 1,621,744
Pool # ZM6276, 4.0000%, 4/1/48 1,672,376 1,592,438
Pool # ZM6427, 4.0000%, 5/1/48 3,033,401 2,876,521
Pool # ZM7182, 4.5000%, 7/1/48 514,056 501,456
Pool # ZM7926, 5.0000%, 9/1/48 102,383 102,599
Pool # ZN2165, 4.5000%, 12/1/48 1,518,255 1,487,934
Pool # ZS3695, 6.0000%, 4/1/40 1,792,388 1,871,710
Pool # ZT0534, 3.5000%, 12/1/47 4,405,455 4,077,969
Pool # ZT1257, 3.0000%, 1/1/46 330,587 301,287
Pool # ZT1320, 4.0000%, 11/1/48 392,549 372,247
Pool # ZT1633, 4.0000%, 3/1/47 713,480 682,902
Ginnie Mae I Pool, 30 Year
Pool # 625655, 6.0000%, 1/15/34 35,821 37,111
Pool # 784059, 4.0000%, 1/15/45 6,739,859 6,437,946
Pool # 784182, 4.5000%, 8/15/46 8,652,021 8,478,032
Pool # BB4357, 4.0000%, 7/15/47 1,543,093 1,463,348
Pool # BC7161, 4.0000%, 8/15/47 222,026 210,552
Pool # BD7109, 4.0000%, 11/15/47 171,755 162,879
Pool # BD7135, 4.0000%, 12/15/47 622,984 590,789
Ginnie Mae II Pool, 30 Year
Pool # 785843, 2.5000%, 1/20/52 23,835,735 20,277,057
Pool # BB9814, 4.0000%, 8/20/47 150,656 143,071
Pool # BB9817, 4.0000%, 8/20/47 861,820 818,433
Pool # BB9835, 4.0000%, 8/20/47 140,393 133,325
Pool # BH3672, 4.5000%, 5/20/48 181,860 177,067
Pool # BH3673, 4.5000%, 5/20/48 1,009,364 978,131
Pool # MA4068, 3.0000%, 11/20/46 25,022,961 22,547,958
Pool # MA5021, 4.5000%, 2/20/48 810,883 794,094
Pool # MA5264, 4.0000%, 6/20/48 6,516,437 6,172,302
Pool # MA5400, 5.0000%, 8/20/48 2,408,581 2,416,436
Pool # MA5930, 3.5000%, 5/20/49 32,843,583 30,151,529
Pool # MA7255, 2.5000%, 3/20/51 32,030,357 27,377,300
Pool # MA7313, 3.0000%, 4/20/51 21,656,390 19,272,497
Pool # MA7473, 3.0000%, 7/20/51 17,432,311 15,509,353
Pool # MA7535, 3.0000%, 8/20/51 39,743,549 35,356,368
Ginnie Mae II UMBS, Single Family, 30 Year
2.5000%, TBA, 30 Year Maturity
^
32,578,133 27,820,260
3.5000%, TBA, 30 Year Maturity
^
20,258,806 18,187,931
4.0000%, TBA, 30 Year Maturity
^
11,351,459 10,545,585
5.0000%, TBA, 30 Year Maturity
^
18,848,683 18,582,219
Total Mortgage-Backed Securities (cost $2,246,746,457) 2,206,068,213

Janus Henderson Balanced Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Residential Mortgage-Backed Securities - 2 .1%
A&D Mortgage Trust
5.6990%, 11/25/69
ž
$ 7,138,250 $ 7,144,419
5.2250%, 10/25/70
Ç,ž
5,584,820 5,547,624
Angel Oak Mortgage Trust
2.5930%, 10/25/49
‡,ž
181,367 179,993
2.6200%, 11/25/59
‡,ž
468,381 464,499
2.4100%, 4/25/65
‡,ž
1,364,194 1,311,886
4.9500%, 7/25/68
Ç,ž
20,243,995 20,102,856
5.5150%, 4/25/70
Ç,ž
14,825,742 14,838,947
Bayview MSR Opportunity Master Fund Trust
2021-5 AF, CME Term Average SOFR 30 Day + 0.8500%,
4.4778%, 11/25/51
‡,ž
12,132,509 11,766,777
3.0000%, 12/25/51
‡,ž
9,576,901 8,205,489
Chase Mortgage Finance Corp. , CME Term Average SOFR 30 Day + 1.2000% ,
4.8278% , 2/25/50
‡ ,ž
11,685,112 11,546,915
Citigroup Mortgage Loan Trust , 5.2370% , 12/25/55
‡ ,ž
19,393,723 19,267,715
Connecticut Avenue Securities Trust
2021-R03 1M2, CME Term Average SOFR 30 Day + 1.6500%,
5.2778%, 12/25/41
‡,ž
9,299,411 9,328,130
2022-R02 2M2, CME Term Average SOFR 30 Day + 3.0000%,
6.6278%, 1/25/42
‡,ž
11,314,810 11,432,132
2022-R04 1M2, CME Term Average SOFR 30 Day + 3.1000%,
6.7278%, 3/25/42
‡,ž
887,782 899,354
2022-R05 2M2, CME Term Average SOFR 30 Day + 3.0000%,
6.6278%, 4/25/42
‡,ž
8,904,122 9,008,494
2023-R06 1M1, CME Term Average SOFR 30 Day + 1.7000%,
5.3278%, 7/25/43
‡,ž
3,387,485 3,394,324
2023-R07 2M1, CME Term Average SOFR 30 Day + 1.9500%,
5.5778%, 9/25/43
‡,ž
1,049,202 1,051,089
2023-R08 1M1, CME Term Average SOFR 30 Day + 1.5000%,
5.1278%, 10/25/43
‡,ž
1,848,351 1,849,500
2024-R01 1M1, CME Term Average SOFR 30 Day + 1.0500%,
4.6778%, 1/25/44
‡,ž
2,491,605 2,490,092
2024-R03 2M1, CME Term Average SOFR 30 Day + 1.1500%,
4.7778%, 3/25/44
‡,ž
1,161,012 1,160,851
2025-R01 1M1, CME Term Average SOFR 30 Day + 1.1000%,
4.7278%, 1/25/45
‡,ž
1,371,973 1,372,610
2025-R02 1M1, CME Term Average SOFR 30 Day + 1.1500%,
4.7778%, 2/25/45
‡,ž
1,967,660 1,967,660
2025-R05 2M1, CME Term Average SOFR 30 Day + 1.2000%,
4.8278%, 7/25/45
‡,ž
5,847,629 5,849,983
EFMT , 5.2210% , 11/25/40
Ç ,ž
7,333,000 7,316,957
Finance of America Structured Securities Trust , 3.5000% , 2/25/75
ž
9,249,866 8,989,951
Flagstar Mortgage Trust , 3.0000% , 12/30/51
‡ ,ž
16,770,256 14,389,718
Freddie Mac Structured Agency Credit Risk Debt Notes REMIC Trust
2021-HQA3 M2, CME Term Average SOFR 30 Day + 2.1000%,
5.7278%, 9/25/41
‡,ž
5,220,531 5,234,331
2021-HQA4 M2, CME Term Average SOFR 30 Day + 2.3500%,
5.9778%, 12/25/41
‡,ž
17,429,528 17,522,797
2022-DNA2 M1A, CME Term Average SOFR 30 Day + 1.3000%,
4.9278%, 2/25/42
‡,ž
331,213 331,412
2022-DNA2 M2, CME Term Average SOFR 30 Day + 3.7500%,
7.3778%, 2/25/42
‡,ž
7,710,086 7,844,997
2022-DNA3 M1B, CME Term Average SOFR 30 Day + 2.9000%,
6.5278%, 4/25/42
‡,ž
8,680,781 8,802,662

Janus Henderson Balanced Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Residential Mortgage-Backed Securities - (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes REMIC Trust - (continued)
2022-DNA3 M2, CME Term Average SOFR 30 Day + 4.3500%,
7.9778%, 4/25/42
‡,ž
$ 4,906,251 $ 5,035,425
2022-DNA4 M2, CME Term Average SOFR 30 Day + 5.2500%,
8.8778%, 5/25/42
‡,ž
1,549,942 1,607,199
2022-DNA5 M2, CME Term Average SOFR 30 Day + 6.7500%,
10.3778%, 6/25/42
‡,ž
829,508 875,325
2022-DNA6 M2, CME Term Average SOFR 30 Day + 5.7500%,
9.3778%, 9/25/42
‡,ž
3,830,016 4,038,771
2023-HQA2 M1A, CME Term Average SOFR 30 Day + 2.0000%,
5.6278%, 6/25/43
‡,ž
204,686 204,982
2023-HQA3 M1, CME Term Average SOFR 30 Day + 1.8500%,
5.4778%, 11/25/43
‡,ž
3,902,285 3,917,396
2024-DNA2 M1, CME Term Average SOFR 30 Day + 1.2000%,
4.8278%, 5/25/44
‡,ž
1,519,657 1,520,506
2025-DNA1 M1, CME Term Average SOFR 30 Day + 1.0500%,
4.6778%, 1/25/45
‡,ž
3,190,385 3,189,227
2025-DNA2 M1, CME Term Average SOFR 30 Day + 1.2000%,
4.8278%, 5/25/45
‡,ž
389,937 389,988
2025-DNA3 M1, CME Term Average SOFR 30 Day + 1.1000%,
4.7278%, 9/25/45
‡,ž
523,236 523,564
2025-HQA1 M1, CME Term Average SOFR 30 Day + 1.1500%,
4.7778%, 2/25/45
‡,ž
5,377,229 5,380,710
GCAT Trust , 6.0000% , 8/25/53
‡ ,ž
14,926,631 15,145,473
Homeward Opportunities Fund Trust
5.9890%, 9/25/39
Ç,ž
5,933,350 5,937,421
5.4760%, 3/25/40
Ç,ž
16,625,000 16,631,791
5.2370%, 9/25/40
Ç,ž
8,497,000 8,498,727
J.P. Morgan Mortgage Trust , 5.5000% , 11/25/55
Ç ,ž
5,260,026 5,251,237
LHOME Mortgage Trust
6.9000%, 5/25/29
Ç,ž
8,285,561 8,294,738
5.9210%, 7/25/39
Ç,ž
22,885,183 22,907,704
5.2390%, 8/25/40
Ç,ž
6,451,000 6,462,254
4.9080%, 1/25/41
Ç,ž
4,200,000 4,164,538
Mello Mortgage Capital Acceptance
2021-INV2 A11, CME Term Average SOFR 30 Day + 0.9500%,
4.5621%, 8/25/51
‡,ž
8,940,464 8,671,195
2021-INV3 A11, CME Term Average SOFR 30 Day + 0.9500%,
4.5621%, 10/25/51
‡,ž
11,278,445 10,935,996
4.0000%, 4/25/54
Ç,ž
6,646,530 6,539,408
Morgan Stanley Residential Mortgage Loan Trust , 4.2500% , 2/25/65
‡ ,ž
9,597,548 9,215,352
New Residential Mortgage Loan Trust
4.5000%, 2/25/58
‡,ž
751,466 746,128
5.1170%, 9/25/64
‡,ž
10,736,187 10,655,767
5.4430%, 9/25/39
Ç,ž
9,423,000 9,420,007
OBX Trust
3.0000%, 12/25/51
‡,ž
4,029,144 3,458,218
3.0000%, 12/25/51
‡,ž
10,661,586 9,071,601
5.4700%, 4/25/66
‡,ž
18,500,000 18,473,831
PRET Trust
4.0000%, 7/25/69
Ç,ž
11,521,809 11,072,848
4.0000%, 8/25/64
Ç,ž
12,307,565 12,042,254
4.1500%, 1/25/70
Ç,ž
21,284,510 20,606,496
PRPM LLC
3.7500%, 3/25/54
Ç,ž
4,430,107 4,314,900

Janus Henderson Balanced Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Residential Mortgage-Backed Securities - (continued)
PRPM LLC - (continued)
4.5000%, 8/25/55
Ç,ž
$ 7,575,119 $ 7,440,872
3.0000%, 5/25/55
Ç,ž
14,871,867 14,202,555
RCKT Mortgage Trust , CME Term Average SOFR 30 Day + 0.8000% ,
4.4278% , 7/25/51
‡ ,ž
7,986,254 7,730,968
Reneu Redi Q-1 Trust , 5.8920% , 6/25/41
Ç ,ž
11,000,000 10,993,061
Saluda Grade Alternative Mortgage Trust
7.4390%, 7/25/30
Ç,ž
18,334,250 18,352,384
5.7490%, 3/25/31
Ç,ž
24,074,000 23,742,934
Saluds Grade Alternative Mortgage Trust , 5.3200% , 10/25/40
Ç ,ž
10,000,000 9,952,117
Seasoned Loans Structured Transaction Trust , 4.7500% , 9/25/60
‡ ,ž
1,357,589 1,348,540
Sequoia Mortgage Trust
2.5000%, 5/25/43
‡,ž
1,603,091 1,415,887
3.5000%, 3/25/50
‡,ž
649,191 577,065
Toorak Mortgage Trust , 5.5240% , 2/25/40
Ç ,ž
7,590,000 7,596,515
TVC Mortgage Trust , 4.9640% , 2/25/41
Ç ,ž
9,701,000 9,612,780
UWM Mortgage Trust , CME Term Average SOFR 30 Day + 0.9000% ,
4.5121% , 8/25/51
‡ ,ž
10,738,545 10,402,753
Total Residential Mortgage-Backed Securities - (cost $ 606,074,763 ) 599,183,572
Common Stocks - 65 .1%
Aerospace & Defense - 1 .7%
General Electric Co. 815,360 304,724,493
Howmet Aerospace, Inc. 644,981 173,409,592
478,134,085
Banks - 1 .9%
JPMorgan Chase & Co. 1,177,341 385,379,029
PNC Financial Services Group, Inc. (The) 635,612 156,500,387
541,879,416
Beverages - 0 .6%
Monster Beverage Corp.
*
1,727,743 166,070,657
Biotechnology - 1 .4%
AbbVie, Inc. 892,237 224,522,519
Revolution Medicines, Inc.
*
362,309 67,853,229
Vertex Pharmaceuticals, Inc.
*
183,434 91,117,171
383,492,919
Broadline Retail - 3 .1%
Amazon.com, Inc.
*
3,656,284 871,438,729
Building Products - 0 .6%
Trane Technologies plc 371,432 182,432,541
Capital Markets - 2 .8%
CME Group, Inc. 712,339 157,305,821
Goldman Sachs Group, Inc. (The) 236,597 239,287,108
Intercontinental Exchange, Inc. 1,117,959 137,631,933
Morgan Stanley 1,177,537 246,152,334
780,377,196
Chemicals - 0 .4%
Ecolab, Inc. 360,545 100,451,442
Communications Equipment - 1 .1%
Arista Networks, Inc.
*
953,832 162,036,980
Motorola Solutions, Inc. 371,005 154,074,667
316,111,647
Consumer Finance - 1 .1%
American Express Co. 940,109 317,991,869

Janus Henderson Balanced Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Consumer Staples Distribution & Retail - 0 .8%
Costco Wholesale Corp. 137,917 $ 129,017,216
Target Corp. 834,284 108,965,833
237,983,049
Electric Utilities - 1 .3%
American Electric Power Co., Inc. 889,332 121,669,511
Duke Energy Corp. 1,360,604 172,225,254
Southern Co. (The) 813,624 77,871,953
371,766,718
Electrical Equipment - 1 .8%
Eaton Corp. plc 461,480 196,645,858
Emerson Electric Co. 640,050 91,623,157
GE Vernova, Inc. 179,032 210,337,536
498,606,551
Electronic Equipment, Instruments & Components - 0 .9%
Amphenol Corp. - Class A 1,382,230 243,714,794
Entertainment - 1 .3%
Netflix, Inc.
*
1,832,063 130,809,298
Walt Disney Co. (The) 2,340,342 225,257,918
356,067,216
Financial Services - 2 .0%
Mastercard, Inc. - Class A 650,972 334,339,219
Visa, Inc. - Class A 663,101 227,503,322
561,842,541
Ground Transportation - 1 .0%
Uber Technologies, Inc.
*
1,276,650 92,123,064
Union Pacific Corp. 642,522 174,765,984
266,889,048
Health Care Equipment & Supplies - 2 .0%
Abbott Laboratories 2,039,800 185,091,452
Boston Scientific Corp.
*
1,735,583 74,074,682
Intuitive Surgical, Inc.
*
274,673 109,231,959
Stryker Corp. 645,132 203,113,359
571,511,452
Health Care Providers & Services - 0 .7%
HCA Healthcare, Inc. 212,781 82,961,184
UnitedHealth Group, Inc. 305,024 126,777,125
209,738,309
Hotels, Restaurants & Leisure - 2 .1%
Booking Holdings, Inc. 662,061 118,005,753
Hilton Worldwide Holdings, Inc. 433,505 143,256,062
McDonald's Corp. 623,009 168,405,563
Royal Caribbean Cruises Ltd. 511,098 162,288,948
591,956,326
Insurance - 0 .9%
Progressive Corp. (The) 1,171,432 255,899,320
Interactive Media & Services - 5 .1%
Alphabet, Inc. - Class C 3,592,025 1,269,170,193
Meta Platforms, Inc. - Class A 271,996 153,212,627
1,422,382,820
Life Sciences Tools & Services - 0 .7%
Danaher Corp. 1,036,394 197,412,329
Machinery - 0 .5%
Deere & Co. 232,823 147,686,614

Janus Henderson Balanced Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Metals & Mining - 0 .5%
Freeport-McMoRan, Inc. 2,338,742 $ 147,083,484
Oil, Gas & Consumable Fuels - 1 .2%
Chevron Corp. 1,221,792 202,524,242
ConocoPhillips 1,312,307 136,427,436
338,951,678
Pharmaceuticals - 2 .7%
Eli Lilly & Co. 356,956 428,143,735
Johnson & Johnson 1,061,135 269,496,456
Zoetis, Inc. - Class A 692,392 49,755,289
747,395,480
Semiconductors & Semiconductor Equipment - 14 .6%
Advanced Micro Devices, Inc.
*
265,938 154,486,044
Analog Devices, Inc. 240,651 95,579,358
Broadcom, Inc. 1,846,141 697,379,763
KLA Corp. 1,514,567 456,960,010
Lam Research Corp. 1,145,483 496,372,148
Micron Technology, Inc. 535,564 618,196,169
NVIDIA Corp. 7,947,489 1,590,213,074
4,109,186,566
Software - 3 .8%
Cadence Design Systems, Inc.
#,*
322,950 121,209,594
Microsoft Corp. 2,530,809 944,042,373
1,065,251,967
Specialty Retail - 1 .9%
Home Depot, Inc. (The) 555,363 195,865,423
O'Reilly Automotive, Inc.
*
1,895,366 174,544,255
TJX Cos., Inc. (The) 1,019,344 154,430,616
524,840,294
Technology Hardware, Storage & Peripherals - 3 .3%
Apple, Inc. 2,759,970 798,624,919
Seagate Technology Holdings plc 129,160 124,639,400
923,264,319
Textiles, Apparel & Luxury Goods - 0 .3%
NIKE, Inc. - Class B 1,910,423 78,422,864
Tobacco - 1 .0%
Philip Morris International, Inc. 1,546,221 279,726,841
Total Common Stocks (cost $8,216,488,615) 18,285,961,081
Investment Companies - 2 .4%
Money Market Funds - 2 .4%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
£,∞
(cost $666,069,217) 666,069,413 666,069,217
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
£,∞
4,325,852 4,325,852
Time Deposits - 0.0%
Royal Bank of Canada, 3.6300%, 7/1/26 $ 4,065,373 4,065,373
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $8,391,225) 8,391,225
U.S. Treasury Debt - 7 .7%
U.S. Treasury Bonds, 4.9402%, 5/15/46 209,661,000 211,233,457
U.S. Treasury Bonds, 5.0362%, 2/15/56 262,450,300 254,945,862
U.S. Treasury Notes, 4.0439%, 4/30/28 23,697,300 23,526,050
U.S. Treasury Notes, 4.0672%, 6/30/28 207,715,200 207,609,720

Janus Henderson Balanced Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
U.S. Treasury Debt - (continued)
U.S. Treasury Notes, 4.1974%, 5/31/31 $ 588,764,300 $ 586,602,428
U.S. Treasury Notes, 4.1017%, 6/30/31 465,264,000 463,628,309
U.S. Treasury Notes, 4.2974%, 5/31/33 74,964,500 74,683,383
U.S. Treasury Notes, 4.3688%, 5/15/36 348,605,400 346,753,434
Total U.S. Treasury Debt (cost $2,168,226,898) 2,168,982,643
Total Investments (total cost $ 18,640,739,709 ) - 102 .1% 28,671,559,004
Liabilities, net of Cash, Receivables and Other Assets - (2.1%) (593,416,223)
Net Assets - 100.0% $28,078,142,781
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 27,501,703,986 95 .9%
Luxembourg 666,069,217 2 .3
Ireland 389,608,158 1 .4
France 50,156,653 0 .2
Netherlands 27,593,561 0 .1
Cayman Islands 24,674,371 0 .1
Canada 11,753,058 0 .0
Total $28,671,559,004 100 .0%
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (0.3)%
Mortgage-Backed Securities - (0.3)%
Fannie Mae / Freddie Mac UMBS, Single Family, 30 Year, 6.0000%, TBA, 30 Year Maturity
^
$ (93,808,523) $ (95,823,530)
Total Securities Sold Short (proceeds $95,689,986) $ (95,823,530)
Summary of Investments by Country - (Short Positions)
Country Value
% of
Investment
Securities
United States of America $ (95,823,530) 100.0%

Janus Henderson Balanced Fund
Schedule of Investments
(unaudited)
June 30, 2026

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
9/30/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Investment Companies - 2 .4%
Money Market Funds - 2.4%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
$ 498,324,627 $ 3,595,069,216 $ (3,427,183,343) $ (136,804) $ (4,479) $ 666,069,217 666,069,413 $ 16,656,044
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
∞
8,318,846 3,489,180,167 (3,493,173,161) – – 4,325,852 4,325,852 119,159
Δ
Total Affiliated Investments - 2.4%
$506,643,473 $7,084,249,383 $(6,920,356,504) $(136,804) $(4,479) $670,395,069 670,395,265 $16,775,203
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
BNP Paribas SA
Great British Pound 8/13/26 180,161,783 $ (240,691,014) $ 1,672,251
Great British Pound 8/13/26 (1,290,875) 1,716,482 (3,891)
Great British Pound 8/13/26 (22,490,840) 30,197,438 (359,075)
Great British Pound 8/13/26 (67,514,870) 90,471,479 (900,203)
Great British Pound 8/13/26 (88,865,198) 119,083,008 (1,186,475)
–
Total $(777,393)
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 2 Year Notes 13,407 9/30/26 $ 2,763,622,610 $ (116,534)
U.S. Treasury 5 Year Notes 8,307 9/30/26 889,238,391 3,072,294
U.S. Treasury Long Bonds 4,196 9/21/26 476,246,000 11,709,907
U.S. Treasury Ultra Bonds 1,574 9/21/26 182,829,938 3,920,521
Total - Futures Long $18,586,188
Futures Short:
U.S. Treasury 10 Year Notes 2,804 9/21/26 $ (308,133,313) $ (1,066,123)
U.S. Treasury 10 Year Ultra Bonds 2,437 9/21/26 (274,086,344) (3,385,053)
Total - Futures Short $(4,451,176)
Total $14,135,012

Janus Henderson Balanced Fund
Schedule of Investments
(unaudited)
June 30, 2026

Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2026
Futures contracts:
Average notional amount of contracts - long $4,622,509,704
Average notional amount of contracts - short 664,885,456
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 36,055,142
Average amounts sold - in USD 96,488,525
Credit default swaps:
Average notional amount - buy protection 287,260,000

Janus Henderson Balanced Fund
Notes to Schedule of Investments
(unaudited)
June 30, 2026

CME Chicago Mercantile Exchange
DAC Designated Activity Company
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Compounded Index
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
* Non-income producing security.
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2026 is
$49,100,000, which represents 0.2% of net assets.
# Loaned security; a portion of the security is on loan at June 30, 2026. As of June 30, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $8,188,310. Gross amounts of recognized liabilities for securities lending (collateral received) is $8,391,225, resulting in the net amount due the counterparty of $202,915.
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
ƒ All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.
ž Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended June 30, 2026 is $3,748,548,912 which represents 13.4% of net assets.
^ Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Balanced Fund
Notes to Schedule of Investments
(unaudited)
June 30, 2026

‡ Variable or floating rate security. Rate shown is the current rate as of June 30, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 875,807,357 $ — $ 875,807,357
Bank Loans — 224,437,536 — 224,437,536
Collateralized Loan Obligations — 547,438,402 — 547,438,402
Corporate Bonds — 2,149,014,769 49,100,000 2,198,114,769
Commercial Mortgage-Backed
Securities — 891,104,989 — 891,104,989
Mortgage-Backed Securities — 2,206,068,213 — 2,206,068,213
Residential Mortgage-Backed
Securities — 599,183,572 — 599,183,572
Common Stocks 18,285,961,081 — — 18,285,961,081
U.S. Treasury Debt — 2,168,982,643 — 2,168,982,643
Investment Companies — 666,069,217 — 666,069,217
Investments Purchased with Cash
Collateral from Securities Lending — 8,391,225 — 8,391,225
Total Investments in Securities $ 18,285,961,081 $ 10,336,497,923 $ 49,100,000 $ 28,671,559,004
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 1,672,251 $ — $ 1,672,251
Futures Contracts 18,702,722 — — 18,702,722
Total Other Financial Instruments $ 18,702,722 $ 1,672,251 $ — $ 20,374,973
Total Assets $ 18,304,663,803 $ 10,338,170,174 $ 49,100,000 $ 28,691,933,977
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 95,823,530 $ — $ 95,823,530
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 2,449,644 $ — $ 2,449,644
Futures Contracts 4,567,710 — — 4,567,710
Total Other Financial Instruments $ 4,567,710 $ 2,449,644 $ — $ 7,017,354
Total Liabilities $ 4,567,710 $ 98,273,174 $ — $ 102,840,884
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts.
Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/
(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and
OTC swaps are reported at their market value at measurement date.

Janus Henderson Contrarian Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - 95 .0%
Aerospace & Defense - 5 .4%
Arxis, Inc. - Class A
*
1,937,365 $ 89,390,021
Howmet Aerospace, Inc. 766,246 206,012,900
295,402,921
Banks - 7 .8%
Cullen 582,776 90,050,548
PNC Financial Services Group, Inc. (The) 970,560 238,971,283
Western Alliance Bancorp 1,193,676 98,120,167
427,141,998
Biotechnology - 6 .0%
Argenx SE (ADR)
*
144,283 133,861,439
Madrigal Pharmaceuticals, Inc.
*
168,259 90,346,670
Revolution Medicines, Inc.
*
348,053 65,183,366
Vaxcyte, Inc.
*
669,842 38,937,915
328,329,390
Broadline Retail - 3 .5%
Amazon.com, Inc.
*
801,122 190,939,417
Building Products - 1 .3%
Builders FirstSource, Inc.
*
778,443 69,655,080
Capital Markets - 5 .6%
Blackstone, Inc. 360,011 42,362,494
Bullish
#,*
1,040,858 24,387,303
Hong Kong Exchanges & Clearing Ltd. 2,229,400 103,620,089
Intercontinental Exchange, Inc. 468,031 57,619,297
Robinhood Markets, Inc. - Class A
*
816,014 81,829,884
309,819,067
Communications Equipment - 4 .0%
Lumentum Holdings, Inc.
*
254,415 218,303,335
Consumer Finance - 4 .4%
Capital One Financial Corp. 1,190,488 238,835,703
Diversified Telecommunication Services - 2 .0%
Anterix, Inc.
*
634,831 65,349,503
Space Exploration Technologies Corp. - Class A
*
267,048 45,627,821
110,977,324
Electrical Equipment - 6 .6%
Forgent Power Solutions, Inc. - Class A
*
3,248,079 181,437,693
Vertiv Holdings Co. - Class A 545,752 182,728,685
364,166,378
Health Care Equipment & Supplies - 2 .8%
Glaukos Corp.
*
639,308 89,349,686
Medline, Inc. - Class A
*
1,605,302 63,313,111
152,662,797
Health Care Providers & Services - 8 .1%
Surgery Partners, Inc.
*
13,258,236 222,738,365
UnitedHealth Group, Inc. 535,384 222,521,652
445,260,017
Hotels, Restaurants & Leisure - 3 .3%
Flutter Entertainment plc
*
786,628 80,369,783
Wingstop, Inc. 582,188 100,957,221
181,327,004
Industrial Conglomerates - 2 .5%
3M Co. 860,583 139,336,993
Interactive Media & Services - 1 .2%
Meta Platforms, Inc. - Class A 112,548 63,397,163

Janus Henderson Contrarian Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Life Sciences Tools & Services - 1 .9%
Sotera Health Co.
*
5,853,280 $ 103,895,720
Media - 2 .1%
Nexstar Media Group, Inc. - Class A 630,593 112,617,604
Multi-Utilities - 2 .0%
CenterPoint Energy, Inc. 2,548,349 112,229,290
Semiconductors & Semiconductor Equipment - 10 .9%
Marvell Technology, Inc. 1,018,773 303,482,289
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) 620,950 296,547,091
600,029,380
Software - 11 .2%
Datadog, Inc. - Class A
*
335,816 87,433,054
Nebius Group NV - Class A
*
1,145,537 316,362,953
Oracle Corp. 1,435,778 210,413,266
614,209,273
Specialty Retail - 0 .9%
Chewy, Inc. - Class A
*
2,600,543 51,100,670
Trading Companies & Distributors - 1 .5%
Core & Main, Inc. - Class A
*
1,704,337 82,234,260
Total Common Stocks (cost $3,479,203,301) 5,211,870,784
Rights - 0.0%
Pharmaceuticals - 0.0%
Pfizer, Inc., CVR
*,¢
(cost $—) 309,842 1,518,226
Private Placements - 0 .5%
Communications Equipment - 0 .5%
Cesiumastro, Inc. - Series A
*,¢,††
181,846 10,294,102
Cesiumastro, Inc. - Series D
*,¢,††
207,824 14,705,855
Total Private Placements (cost $24,999,957) 24,999,957
Investment Companies - 5 .1%
Money Market Funds - 5 .1%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
£,∞
(cost $276,660,654) 276,660,670 276,660,654
Investments Purchased with Cash Collateral from Securities Lending - 0 .3%
Investment Companies - 0 .2%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
£,∞
13,994,248 13,994,248
Time Deposits - 0 .1%
Royal Bank of Canada, 3.6300%, 7/1/26 $ 3,498,562 3,498,562
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $17,492,810) 17,492,810
Total Investments (total cost $ 3,798,356,722 ) - 100 .9% 5,532,542,431
Liabilities, net of Cash, Receivables and Other Assets - (0.9%) (47,197,699)
Net Assets - 100.0% $5,485,344,732

Janus Henderson Contrarian Fund
Schedule of Investments
(unaudited)
June 30, 2026

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 4,381,102,902 79 .2%
Netherlands 450,224,392 8 .1
Taiwan 296,547,091 5 .4
Luxembourg 276,660,654 5 .0
Hong Kong 103,620,089 1 .9
Cayman Islands 24,387,303 0 .4
Total $5,532,542,431 100 .0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
9/30/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Common Stocks - 4 .1%
Health Care Providers & Services - 4.1%
Surgery Partners, Inc.
*
$ 270,059,410 $ 11,828,119 $ – $ – $ (59,149,164) $ 222,738,365 13,258,236 $ –
Investment Companies - 5 .0%
Money Market Funds - 5.0%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
19,476,298 1,294,195,597 (1,037,000,867) (10,374) – 276,660,654 276,660,670 1,754,362
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
∞
10,207,447 1,051,002,354 (1,047,215,553) – – 13,994,248 13,994,248 40,043
Δ
Total Affiliated Investments - 9.4%
$299,743,155 $2,357,026,070 $(2,084,216,420) $(10,374) $(59,149,164) $513,393,267 303,913,155 $1,794,405
Schedule of OTC Written Options
Counterparty/
Reference
Asset
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
Option
Written,
at Value
Written Put
Options:
Goldman Sachs Group, Inc. (The)
Oracle Corp. 31,000,000 155.00 USD 7/17/2026 $ 4,543,050,000 $ 788,000 $ (1,631,454) $ (2,419,454)
Total - Written Put Options $ 788,000 $ (1,631,454) $ (2,419,454)
Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2026
Options:
Average value of option contracts written $5,998,446

Janus Henderson Contrarian Fund
Notes to Schedule of Investments
(unaudited)
June 30, 2026

Acquisition Date
Cost
Value
Value as a % of
Net Assets
Cesiumastro, Inc. - Series A
6/30/26
$ 10,294,102
$ 10,294,102
0 .2%
Cesiumastro, Inc. - Series D
6/30/26
14,705,855
14,705,855
0 .3
Total
$ 24,999,957
$ 24,999,957
0 .5%
ADR American Depositary Receipt
CVR Contingent Value Rights
LLC Limited Liability Company
plc Public Limited Company
* Non-income producing security.
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2026 is
$26,518,183, which represents 0.5% of net assets.
# Loaned security; a portion of the security is on loan at June 30, 2026. As of June 30, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $16,901,301. Gross amounts of recognized liabilities for securities lending (collateral received) is $17,492,810, resulting in the net amount due the counterparty of $591,509.
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
†† Schedule of Restricted Securities (as of June 30, 2026)
The Fund has registration rights for certain restricted securities held as of June 30, 2026. The issuer incurs all registration costs.

Janus Henderson Contrarian Fund
Notes to Schedule of Investments
(unaudited)
June 30, 2026

The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks
Capital Markets $ 206,198,978 $ 103,620,089 $ — $ 309,819,067
All Other 4,902,051,717 — — 4,902,051,717
Rights — — 1,518,226 1,518,226
Investment Companies — 276,660,654 — 276,660,654
Investments Purchased with Cash
Collateral from Securities Lending — 17,492,810 — 17,492,810
Private Placements — — 24,999,957 24,999,957
Total Assets $ 5,108,250,695 $ 397,773,553 $ 26,518,183 $ 5,532,542,431
Liabilities
Other Financial Instruments
(a)
:
Options Written, at Value $ — $ 2,419,454 $ — $ 2,419,454
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts.
Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/
(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and
OTC swaps are reported at their market value at measurement date.

Janus Henderson Enterprise Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - 97 .1%
Aerospace & Defense - 1 .7%
Arxis, Inc. - Class A
*
1,831,057 $ 84,484,970
CAE, Inc.
*
4,589,521 114,924,117
StandardAero, Inc.
*
6,085,562 182,019,160
381,428,247
Biotechnology - 5 .0%
Argenx SE (ADR)
*
309,064 286,740,307
Ascendis Pharma A/S
*
455,042 121,368,802
Bridgebio Pharma, Inc.
*
1,909,659 142,231,402
Madrigal Pharmaceuticals, Inc.
*
233,269 125,253,790
Praxis Precision Medicines, Inc.
*
358,092 119,885,621
Revolution Medicines, Inc.
*
978,312 183,218,272
Vaxcyte, Inc.
*
2,269,870 131,947,543
1,110,645,737
Capital Markets - 4 .0%
Cboe Global Markets, Inc. 575,233 139,591,792
Charles Schwab Corp. (The) 1,364,178 125,872,704
LPL Financial Holdings, Inc. 2,226,526 627,167,844
892,632,340
Chemicals - 1 .6%
Corteva, Inc. 4,137,863 350,435,617
Commercial Services & Supplies - 5 .6%
Cimpress plc
*
2,355,405 239,544,688
Clean Harbors, Inc.
*
867,641 259,207,749
RB Global, Inc. 2,681,209 312,226,788
Rentokil Initial plc (ADR)
#
6,389,737 182,810,376
Rentokil Initial plc 16,467,941 93,250,523
Veralto Corp. 1,784,987 158,292,647
1,245,332,771
Construction & Engineering - 2 .5%
API Group Corp.
*
13,147,907 556,813,861
Consumer Staples Distribution & Retail - 0 .5%
Dollar Tree, Inc.
*
904,605 109,411,975
Electric Utilities - 2 .3%
Alliant Energy Corp. 6,915,472 527,581,359
Electrical Equipment - 2 .0%
Innio NV
*
2,478,314 98,017,319
Sensata Technologies Holding plc 7,222,588 344,806,351
442,823,670
Electronic Equipment, Instruments & Components - 9 .8%
CDW Corp. 1,411,060 198,451,479
Flex Ltd.
*
7,469,353 1,210,558,041
TE Connectivity plc 1,079,861 217,710,776
Teledyne Technologies, Inc.
*
848,267 565,709,262
2,192,429,558
Entertainment - 2 .3%
Liberty Media Corp.-Liberty Formula One - Class A
*
731,603 64,044,527
Liberty Media Corp.-Liberty Formula One - Class C
*
4,700,460 447,201,764
Financial Services - 1 .6%
WEX, Inc.
*
2,499,077 352,594,774
Ground Transportation - 5 .5%
Canadian Pacific Kansas City Ltd. 3,784,687 327,943,128
JB Hunt Transport Services, Inc. 2,181,248 631,318,609

Janus Henderson Enterprise Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Ground Transportation - (continued)
TFI International, Inc. 1,889,400 $ 271,261,158
1,230,522,895
Health Care Equipment & Supplies - 7 .7%
Boston Scientific Corp.
*
6,658,970 284,204,840
Cooper Cos., Inc. (The)
*
2,524,929 181,062,658
Glaukos Corp.
*
708,701 99,048,052
Globus Medical, Inc. - Class A
*
2,207,141 174,386,210
ICU Medical, Inc.
*
1,230,753 180,428,390
Lantheus Holdings, Inc.
*
1,132,936 125,687,920
Medline, Inc. - Class A
*
2,957,481 116,643,051
STERIS plc 994,302 209,370,172
Teleflex, Inc. 2,885,870 365,812,881
1,736,644,174
Hotels, Restaurants & Leisure - 5 .6%
Aramark 10,081,068 573,612,769
DoorDash, Inc. - Class A
*
3,304,598 609,797,469
Entain plc 11,134,775 82,674,347
1,266,084,585
Insurance - 0 .7%
Willis Towers Watson plc 641,071 167,556,727
Interactive Media & Services - 0 .4%
Ziff Davis, Inc.
*
1,581,368 82,816,242
Life Sciences Tools & Services - 5 .8%
Illumina, Inc.
*
1,288,308 226,523,196
Revvity, Inc. 5,749,380 639,676,019
Waters Corp.
*
1,170,078 438,826,053
1,305,025,268
Machinery - 2 .3%
Ingersoll Rand, Inc. 4,676,941 383,462,393
SPX Technologies, Inc.
*
519,202 127,292,754
510,755,147
Multi-Utilities - 3 .3%
Ameren Corp. 3,512,382 397,039,661
DTE Energy Co. 2,204,308 335,870,410
732,910,071
Oil, Gas & Consumable Fuels - 1 .1%
ONEOK, Inc. 2,877,348 250,156,635
Passenger Airlines - 1 .6%
Ryanair Holdings plc (ADR) 3,441,065 222,808,959
Ryanair Holdings plc 4,513,508 141,319,798
Professional Services - 2 .3%
Broadridge Financial Solutions, Inc. 848,567 116,211,250
TransUnion 2,085,935 150,479,351
UL Solutions, Inc. - Class A 1,411,452 143,770,501
Verisk Analytics, Inc. - Class A 633,521 113,736,025
524,197,127
Real Estate Management & Development - 1 .4%
CoStar Group, Inc.
*
5,532,268 156,673,830
FirstService Corp. 1,072,101 152,356,273
309,030,103
Semiconductors & Semiconductor Equipment - 7 .7%
KLA Corp. 1,689,080 509,612,327
NXP Semiconductors NV 1,800,147 505,895,311

Janus Henderson Enterprise Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
ON Semiconductor Corp.
*
7,509,031 $ 709,903,791
1,725,411,429
Software - 4 .8%
AppLovin Corp. - Class A
*
311,354 160,418,921
Constellation Software, Inc. 189,121 356,077,195
Descartes Systems Group, Inc. (The)
*
1,369,078 94,794,961
Dynatrace, Inc.
*
2,457,390 107,903,995
PTC, Inc.
*
2,603,654 295,801,131
Topicus.com, Inc.
*
1,001,381 63,849,425
1,078,845,628
Specialized REITs - 0 .6%
Lamar Advertising Co. - Class A 808,899 126,172,066
Specialty Retail - 2 .7%
Burlington Stores, Inc.
*
546,782 173,220,538
CarMax, Inc.
*
3,156,983 166,972,831
Wayfair, Inc. - Class A
*
2,774,232 256,394,521
596,587,890
Textiles, Apparel & Luxury Goods - 1 .3%
Gildan Activewear, Inc. - Class A 5,712,614 294,770,882
Trading Companies & Distributors - 3 .4%
Ferguson Enterprises, Inc. 3,174,027 753,291,828
Total Common Stocks (cost $14,132,513,532) 21,728,283,654
Investment Companies - 2 .8%
Money Market Funds - 2 .8%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
£,∞
(cost $627,384,676) 627,360,577 627,384,676
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
£,∞
1,320,980 1,320,980
Time Deposits - 0.0%
Royal Bank of Canada, 3.6300%, 7/1/26 $ 330,245 330,245
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $1,651,225) 1,651,225
Total Investments (total cost $ 14,761,549,433 ) - 99 .9% 22,357,319,555
Cash, Receivables and Other Assets, net of Liabilities - 0.1% 27,272,469
Net Assets - 100.0% $22,384,592,024
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 17,694,259,807 79 .2%
Canada 1,612,127,714 7 .2
Netherlands 856,485,043 3 .8
Ireland 821,384,221 3 .7
Luxembourg 627,384,676 2 .8
United Kingdom 526,291,973 2 .4
Denmark 121,368,802 0 .5
Germany 98,017,319 0 .4
Total $22,357,319,555 100 .0%

Janus Henderson Enterprise Fund
Schedule of Investments
(unaudited)
June 30, 2026

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
9/30/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Common Stocks - 7 .2%
Commercial Services & Supplies - 1.1%
Cimpress plc
*
$ 148,484,731 $ – $ – $ – $ 91,059,957 $ 239,544,688 2,355,405 $ –
Financial Services - 1.6%
WEX, Inc.
*
393,679,600 – – – (41,084,826) 352,594,774 2,499,077 –
Health Care Equipment & Supplies - 1.6%
Teleflex, Inc.
353,115,053 – – – 12,697,828 365,812,881 2,885,870 2,943,587
Life Sciences Tools & Services - 2.9%
Revvity, Inc.
492,993,035 10,655,993 – – 136,026,991 639,676,019 5,749,380 1,181,158
Total Common Stocks - 7 .2%
$1,388,272,419 $10,655,993 $– $– 198,699,950 $1,597,628,362 13,489,732 $4,124,745
Investment Companies - 2 .8%
Money Market Funds - 2.8%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
839,251,009 2,463,365,467 (2,675,066,233) (138,961) (26,606) 627,384,676 627,360,577 24,491,792
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
∞
– 1,074,418,857 (1,073,097,877) – – 1,320,980 1,320,980 754,776
Δ
Total Affiliated Investments - 10.0%
$2,227,523,428 $3,548,440,317 $(3,748,164,110) $(138,961) $198,673,344 $2,226,334,018 642,171,289 $29,371,313

Janus Henderson Enterprise Fund
Schedule of Investments
(unaudited)
June 30, 2026

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
Bank of America NA
Euro 8/19/26 (89,854,000) $ 104,787,735 $ (1,897,842)
–
Barclays Bank plc
Euro 8/19/26 114,418,500 (133,420,232) 2,402,056
Euro 8/19/26 17,641,000 (20,531,340) 331,009
Euro 8/19/26 (8,920,000) 10,411,535 (197,433)
–
$2,535,632
BNP Paribas SA
Euro 8/19/26 22,746,000 (26,509,781) 463,823
–
Citibank NA
Euro 8/19/26 41,357,912 (48,210,914) 852,854
–
Goldman Sachs Group, Inc. (The)
Euro 8/19/26 35,860,000 (41,812,043) 749,524
Euro 8/19/26 15,810,000 (18,412,642) 308,950
–
$1,058,474
HSBC Bank USA NA
Euro 8/19/26 13,963,000 (15,865,481) (123,251)
Euro 8/19/26 (23,557,380) 27,459,825 (484,773)
–
$(608,024)
JPMorgan Chase Bank NA
Euro 8/19/26 102,763,270 (119,982,890) 2,310,868
–
Morgan Stanley & Co.
Euro 8/19/26 4,895,000 (5,712,920) 107,760
–
State Street Bank & Trust Co.
Euro 8/19/26 118,604,000 (138,318,120) 2,507,217
–
UBS AG
Euro 8/19/26 14,156,000 (16,526,691) 316,958
Euro 8/19/26 (23,496,000) 27,403,267 (498,501)
–
$(181,543)
Total $7,149,219
Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2026
Forward foreign currency exchange contracts:
Average amounts purchased - in USD $470,736,035
Average amounts sold - in USD 1,210,776,769
Total return swaps:
Average notional amount 16,941,809

Janus Henderson Enterprise Fund
Notes to Schedule of Investments
(unaudited)
June 30, 2026

ADR American Depositary Receipt
LLC Limited Liability Company
plc Public Limited Company
REIT Real Estate Investment Trust
* Non-income producing security.
# Loaned security; a portion of the security is on loan at June 30, 2026. As of June 30, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $1,602,847. Gross amounts of recognized liabilities for securities lending (collateral received) is $1,651,225, resulting in the net amount due the counterparty of $48,378.
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

Janus Henderson Enterprise Fund
Notes to Schedule of Investments
(unaudited)
June 30, 2026

The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks
Commercial Services & Supplies $ 1,152,082,248 $ 93,250,523 $ — $ 1,245,332,771
Hotels, Restaurants & Leisure 1,183,410,238 82,674,347 — 1,266,084,585
Passenger Airlines 222,808,959 141,319,798 — 364,128,757
All Other 18,852,737,541 — — 18,852,737,541
Investment Companies — 627,384,676 — 627,384,676
Investments Purchased with Cash
Collateral from Securities Lending — 1,651,225 — 1,651,225
Total Investments in Securities $ 21,411,038,986 $ 946,280,569 $ — $ 22,357,319,555
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 10,351,019 $ — $ 10,351,019
Total Assets $ 21,411,038,986 $ 956,631,588 $ — $ 22,367,670,574
Liabilities
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 3,201,800 $ — $ 3,201,800
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts.
Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/
(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and
OTC swaps are reported at their market value at measurement date.

Janus Henderson European Focus Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - 98 .2%
Aerospace & Defense - 5 .9%
Rolls-Royce Holdings plc 1,187,756 $ 22,809,407
Safran SA 49,870 19,718,441
42,527,848
Banks - 18 .1%
ABN AMRO Bank NV (CVA)
¥,ž
329,330 14,007,925
Banco Bilbao Vizcaya Argentaria SA 726,504 18,226,705
Banco Santander SA 1,888,591 26,129,300
Erste Group Bank AG 206,351 27,647,923
FinecoBank Banca Fineco SpA 389,570 9,774,337
NatWest Group plc 1,786,539 15,749,484
UniCredit SpA 209,554 18,749,865
130,285,539
Biotechnology - 2 .4%
Argenx SE
*
18,933 17,564,117
Building Products - 1 .5%
Cie de Saint-Gobain SA 122,074 11,052,942
Capital Markets - 2 .8%
UBS Group AG (Registered) 410,731 20,352,098
Chemicals - 4 .4%
Air Liquide SA 87,561 17,341,580
Linde plc 27,347 14,191,452
31,533,032
Communications Equipment - 2 .0%
Nokia OYJ 1,079,907 14,297,054
Construction & Engineering - 1 .4%
ACS Actividades de Construccion y Servicios SA 70,158 10,360,939
Construction Materials - 1 .5%
CRH plc 97,534 10,436,138
Electric Utilities - 3 .2%
Iberdrola SA 912,880 22,785,929
Electrical Equipment - 6 .8%
Accelleron Industries AG 85,830 8,824,954
Schneider Electric SE 66,817 21,923,484
Siemens Energy AG 98,091 18,592,539
49,340,977
Electronic Equipment, Instruments & Components - 1 .3%
Hexagon AB - Class B 1,167,587 9,660,676
Energy Equipment & Services - 2 .4%
Saipem SpA
#
1,776,060 8,925,488
Technip Energies NV 225,262 8,527,379
17,452,867
Financial Services - 1 .8%
Investor AB - Class B 315,820 13,122,323
Health Care Equipment & Supplies - 1 .6%
EssilorLuxottica SA 62,118 11,655,140
Hotels, Restaurants & Leisure - 1 .3%
TUI AG 1,118,001 9,253,374
Independent Power and Renewable Electricity Producers - 1 .8%
RWE AG 201,798 13,075,301
Insurance - 1 .8%
ASR Nederland NV 172,832 13,046,673
Machinery - 4 .9%
Epiroc AB - Class A 395,574 10,854,800

Janus Henderson European Focus Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Machinery - (continued)
Knorr-Bremse AG 81,194 $ 9,428,495
Sandvik AB 365,173 15,077,636
35,360,931
Metals & Mining - 1 .9%
Anglo American plc 275,924 13,516,590
Oil, Gas & Consumable Fuels - 3 .0%
TotalEnergies SE 280,061 21,757,262
Passenger Airlines - 1 .5%
Ryanair Holdings plc 336,108 10,523,680
Pharmaceuticals - 8 .0%
Bayer AG (Registered) 245,694 13,584,151
Novartis AG (Registered) 141,471 22,158,046
Roche Holding AG 53,859 22,175,066
57,917,263
Professional Services - 2 .0%
RELX plc 459,388 14,472,522
Semiconductors & Semiconductor Equipment - 12 .5%
ASM International NV 10,397 11,902,532
ASML Holding NV 25,856 51,283,191
Infineon Technologies AG 145,690 13,602,306
STMicroelectronics NV 179,608 13,412,580
90,200,609
Textiles, Apparel & Luxury Goods - 2 .4%
Cie Financiere Richemont SA (Registered) 73,902 17,152,861
Total Common Stocks (cost $611,665,298) 708,704,685
Investment Companies - 1 .7%
Money Market Funds - 1 .7%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
£,∞
(cost $12,073,543) 12,073,543 12,073,543
Investments Purchased with Cash Collateral from Securities Lending - 0 .9%
Investment Companies - 0 .7%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
£,∞
5,434,744 5,434,744
Time Deposits - 0 .2%
Royal Bank of Canada, 3.6300%, 7/1/26 $ 1,358,686 1,358,686
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $6,793,430) 6,793,430
Total Investments (total cost $ 630,532,271 ) - 100 .8% 727,571,658
Liabilities, net of Cash, Receivables and Other Assets - (0.8%) (5,507,441)
Net Assets - 100.0% $722,064,217

Janus Henderson European Focus Fund
Schedule of Investments
(unaudited)
June 30, 2026

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
France $ 111,976,228 15 .3%
Netherlands 107,804,438 14 .8
Switzerland 104,075,605 14 .3
Germany 77,536,166 10 .7
Spain 77,502,873 10 .7
United Kingdom 66,548,003 9 .1
Sweden 48,715,435 6 .7
Italy 37,449,690 5 .1
Austria 27,647,923 3 .8
United States of America 20,984,882 2 .9
Ireland 20,959,818 2 .9
Finland 14,297,054 2 .0
Luxembourg 12,073,543 1 .7
Total $727,571,658 100 .0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
9/30/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Investment Companies - 1 .7%
Money Market Funds - 1.7%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
$ 6,296,595 $ 626,246,863 $ (620,463,465) $ (6,450) $ – $ 12,073,543 12,073,543 $ 507,227
Investments Purchased with Cash Collateral from Securities Lending - 0.7%
Investment Companies - 0.7%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
∞
– 64,251,056 (58,816,312) – – 5,434,744 5,434,744 1,770
Δ
Total Affiliated Investments - 2.4%
$6,296,595 $690,497,919 $(679,279,777) $(6,450) $– $17,508,287 17,508,287 $508,997

Janus Henderson European Focus Fund
Notes to Schedule of Investments
(unaudited)
June 30, 2026

CVA Dutch Certification
EUR Euro
LLC Limited Liability Company
plc Public Limited Company
* Non-income producing security.
# Loaned security; a portion of the security is on loan at June 30, 2026. As of June 30, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $6,694,115. Gross amounts of recognized liabilities for securities lending (collateral received) is $6,793,430, resulting in the net amount due the counterparty of $99,315.
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
ž Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended June 30, 2026 is $14,007,925 which represents 1.9% of net assets.
¥ Security purchased in an offshore transaction exempt from registration under Regulation S of the Securities Act of 1933.

Janus Henderson European Focus Fund
Notes to Schedule of Investments
(unaudited)
June 30, 2026

The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks
Aerospace & Defense $ — $ 42,527,848 $ — $ 42,527,848
Banks — 130,285,539 — 130,285,539
Biotechnology — 17,564,117 — 17,564,117
Building Products — 11,052,942 — 11,052,942
Capital Markets — 20,352,098 — 20,352,098
Chemicals 14,191,452 17,341,580 — 31,533,032
Communications Equipment — 14,297,054 — 14,297,054
Construction & Engineering — 10,360,939 — 10,360,939
Electric Utilities — 22,785,929 — 22,785,929
Electrical Equipment — 49,340,977 — 49,340,977
Electronic Equipment, Instruments &
Components — 9,660,676 — 9,660,676
Energy Equipment & Services — 17,452,867 — 17,452,867
Financial Services — 13,122,323 — 13,122,323
Health Care Equipment & Supplies — 11,655,140 — 11,655,140
Hotels, Restaurants & Leisure — 9,253,374 — 9,253,374
Independent Power and Renewable
Electricity Producers — 13,075,301 — 13,075,301
Insurance — 13,046,673 — 13,046,673
Machinery — 35,360,931 — 35,360,931
Metals & Mining — 13,516,590 — 13,516,590
Oil, Gas & Consumable Fuels — 21,757,262 — 21,757,262
Passenger Airlines — 10,523,680 — 10,523,680
Pharmaceuticals — 57,917,263 — 57,917,263
Professional Services — 14,472,522 — 14,472,522
Semiconductors & Semiconductor
Equipment — 90,200,609 — 90,200,609
Textiles, Apparel & Luxury Goods — 17,152,861 — 17,152,861
All Other 10,436,138 — — 10,436,138
Investment Companies — 12,073,543 — 12,073,543
Investments Purchased with Cash
Collateral from Securities Lending — 6,793,430 — 6,793,430
Total Assets $ 24,627,590 $ 702,944,068 $ — $ 727,571,658

Janus Henderson Forty Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - 99 .8%
Aerospace & Defense - 5 .4%
Boeing Co. (The)
*
1,951,587 $ 422,460,038
Howmet Aerospace, Inc. 3,169,674 852,198,551
1,274,658,589
Biotechnology - 4 .2%
Argenx SE (ADR)
*
518,956 481,471,808
Madrigal Pharmaceuticals, Inc.
*
338,602 181,812,344
Revolution Medicines, Inc.
*
937,887 175,647,477
Vaxcyte, Inc.
*
2,676,774 155,600,873
994,532,502
Broadline Retail - 8 .5%
Amazon.com, Inc.
*
6,456,380 1,538,813,609
MercadoLibre, Inc.
*
292,107 495,819,501
2,034,633,110
Capital Markets - 1 .3%
Robinhood Markets, Inc. - Class A
*
3,045,746 305,427,409
Communications Equipment - 2 .9%
Lumentum Holdings, Inc.
*
807,784 693,127,139
Diversified Telecommunication Services - 1 .5%
Space Exploration Technologies Corp. - Class A
*
2,048,495 350,005,856
Electrical Equipment - 7 .3%
Eaton Corp. plc 2,232,038 951,116,033
GE Vernova, Inc. 671,382 788,779,856
1,739,895,889
Financial Services - 1 .3%
Mastercard, Inc. - Class A 622,979 319,962,014
Health Care Equipment & Supplies - 1 .0%
Medline, Inc. - Class A
*
5,908,950 233,048,988
Health Care Providers & Services - 2 .6%
UnitedHealth Group, Inc. 1,472,552 612,036,788
Hotels, Restaurants & Leisure - 3 .4%
DoorDash, Inc. - Class A
*
1,799,817 332,120,231
DraftKings, Inc. - Class A
*
18,897,050 477,339,483
809,459,714
Interactive Media & Services - 11 .1%
Alphabet, Inc. - Class C 5,359,774 1,893,768,947
Meta Platforms, Inc. - Class A 1,320,434 743,787,268
2,637,556,215
IT Services - 1 .0%
Shopify, Inc. - Class A
*
2,023,984 231,098,493
Life Sciences Tools & Services - 1 .9%
Danaher Corp. 2,430,539 462,969,069
Pharmaceuticals - 3 .4%
Eli Lilly & Co. 684,952 821,551,977
Semiconductors & Semiconductor Equipment - 28 .5%
Broadcom, Inc. 3,779,552 1,427,725,768
Lam Research Corp. 1,773,200 768,380,756
NVIDIA Corp. 15,151,753 3,031,714,258
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) 3,275,949 1,564,494,964
6,792,315,746
Software - 10 .8%
Datadog, Inc. - Class A
*
3,076,176 800,913,184
Microsoft Corp. 1,958,815 730,677,171
Oracle Corp. 5,550,115 813,369,353

Janus Henderson Forty Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Software - (continued)
Palantir Technologies, Inc. - Class A
*
1,908,294 $ 222,640,661
2,567,600,369
Technology Hardware, Storage & Peripherals - 2 .8%
Apple, Inc. 2,270,720 657,055,539
Trading Companies & Distributors - 0 .9%
Ferguson Enterprises, Inc. 953,318 226,250,961
Total Common Stocks (cost $13,421,507,792) 23,763,186,367
Investment Companies - 0 .1%
Money Market Funds - 0 .1%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
£,∞
(cost $17,325,868) 17,325,874 17,325,868
Total Investments (total cost $ 13,438,833,660 ) - 99 .9% 23,780,512,235
Cash, Receivables and Other Assets, net of Liabilities - 0.1% 15,617,963
Net Assets - 100.0% $23,796,130,198
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 20,039,185,568 84 .2%
Taiwan 1,564,494,964 6 .6
Ireland 951,116,033 4 .0
Uruguay 495,819,501 2 .1
Netherlands 481,471,808 2 .0
Canada 231,098,493 1 .0
Luxembourg 17,325,868 0 .1
Total $23,780,512,235 100 .0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
9/30/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Investment Companies - 0 .1%
Money Market Funds - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
$ 140,520,981 $ 2,394,032,926 $ (2,517,221,251) $ (6,788) $ – $ 17,325,868 17,325,874 $ 1,906,613
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 3.5573%
∞
– 101,804,848 (101,804,848) – – – – 21,743
Δ
Total Affiliated Investments - 0.1%
$140,520,981 $2,495,837,774 $(2,619,026,099) $(6,788) $– $17,325,868 17,325,874 $1,928,356

Janus Henderson Forty Fund
Notes to Schedule of Investments
(unaudited)
June 30, 2026

ADR American Depositary Receipt
LLC Limited Liability Company
* Non-income producing security.
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 23,763,186,367 $ — $ — $ 23,763,186,367
Investment Companies — 17,325,868 — 17,325,868
Total Assets $ 23,763,186,367 $ 17,325,868 $ — $ 23,780,512,235

Janus Henderson Global Equity Income Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - 94 .9%
Air Freight & Logistics - 1 .1%
Deutsche Post AG 1,350,567 $ 81,959,261
Banks - 15 .7%
ABN AMRO Bank NV (CVA)
¥,ž
4,282,406 182,150,488
Banco de Sabadell SA 46,465,269 165,067,493
BNP Paribas SA 1,383,453 161,708,085
ING Groep NV 2,827,465 89,461,377
Lloyds Banking Group plc 58,995,797 87,068,621
Mizuho Financial Group, Inc. 1,877,600 90,168,848
Nordea Bank Abp 10,075,358 191,369,163
Piraeus Bank SA
*
7,067,078 73,641,301
Sumitomo Mitsui Financial Group, Inc. 2,148,400 84,002,763
United Overseas Bank Ltd. 2,576,000 79,443,540
1,204,081,679
Beverages - 3 .0%
Anheuser-Busch InBev SA 1,247,965 102,899,737
Carlsberg A/S - Class B 495,378 65,009,510
Davide Campari-Milano NV 10,222,357 63,644,291
231,553,538
Biotechnology - 1 .2%
AbbVie, Inc. 353,973 89,073,766
Building Products - 1 .0%
Cie de Saint-Gobain SA 822,701 74,489,792
Consumer Finance - 1 .3%
OneMain Holdings, Inc. 1,675,310 102,143,651
Containers & Packaging - 2 .9%
Amcor plc 3,139,429 136,094,247
Smurfit Westrock plc 1,824,651 84,408,355
220,502,602
Diversified REITs - 2 .6%
British Land Co. plc (The) 18,487,601 101,554,896
Land Securities Group plc 10,918,767 94,363,841
195,918,737
Diversified Telecommunication Services - 2 .7%
Elisa OYJ 1,608,433 67,535,971
Infrastrutture Wireless Italiane SpA
¥,ž
5,277,620 37,167,688
Telia Co. AB 7,276,614 35,439,674
TELUS Corp. 6,412,072 67,823,905
207,967,238
Electric Utilities - 3 .4%
Enel SpA 6,755,802 77,627,840
Origin Energy Ltd. 9,388,501 71,385,020
Redeia Corp. SA 2,122,123 36,113,390
Terna - Rete Elettrica Nazionale 6,766,658 79,178,423
264,304,673
Electrical Equipment - 1 .1%
Schneider Electric SE 257,065 84,346,205
Food Products - 0 .6%
Danone SA 563,691 46,234,172
Health Care Equipment & Supplies - 1 .9%
Coloplast A/S - Class B 555,111 31,660,652
Medtronic plc 1,413,693 110,593,203
142,253,855

Janus Henderson Global Equity Income Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Household Durables - 1 .0%
Midea Group Co. Ltd. - Class H 4,352,900 $ 45,963,347
Taylor Wimpey plc 29,115,946 31,193,906
77,157,253
Household Products - 0 .9%
Reckitt Benckiser Group plc 1,102,347 71,878,887
Industrial Conglomerates - 0 .8%
Swire Pacific Ltd. - Class A 6,227,000 65,096,070
Insurance - 7 .4%
Allianz SE (Registered) 335,465 158,770,332
AXA SA 1,977,069 99,092,921
Legal & General Group plc 31,361,765 119,120,933
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) 194,171 108,403,490
Standard Life plc 7,212,247 79,746,554
565,134,230
Machinery - 2 .5%
Daimler Truck Holding AG 1,930,963 93,131,077
Komatsu Ltd. 2,589,400 101,360,055
194,491,132
Media - 1 .5%
Publicis Groupe SA 1,136,912 112,379,828
Metals & Mining - 2 .1%
Freeport-McMoRan, Inc. 758,884 47,726,215
Rio Tinto plc 1,207,505 114,230,560
161,956,775
Multi-Utilities - 2 .5%
E.ON SE 849,895 17,536,659
Engie SA 586,380 18,491,072
Sempra 849,643 78,770,402
Veolia Environnement SA 1,812,654 75,504,252
190,302,385
Oil, Gas & Consumable Fuels - 6 .9%
BP plc 18,467,256 113,676,717
Shell plc 2,134,061 82,676,934
TotalEnergies SE 3,342,705 259,686,677
Var Energi ASA 17,384,622 71,826,225
527,866,553
Personal Care Products - 2 .4%
L'Oreal SA 416,347 182,679,449
Pharmaceuticals - 5 .1%
GSK plc 5,822,716 152,810,759
Merck & Co., Inc. 981,210 126,085,485
Pfizer, Inc. 4,675,000 112,574,000
391,470,244
Professional Services - 1 .0%
Bureau Veritas SA 2,514,033 77,019,361
Real Estate Management & Development - 0 .6%
China Resources Land Ltd. 12,465,500 47,864,621
Semiconductors & Semiconductor Equipment - 4 .7%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) 472,039 225,431,665
Tokyo Electron Ltd. 273,900 132,468,491
357,900,156
Specialty Retail - 2 .8%
Home Depot, Inc. (The) 236,689 83,475,477

Janus Henderson Global Equity Income Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Specialty Retail - (continued)
Industria de Diseno Textil SA 2,130,794 $ 134,303,470
217,778,947
Technology Hardware, Storage & Peripherals - 3 .1%
Quanta Computer, Inc.
*
20,539,000 238,657,527
Textiles, Apparel & Luxury Goods - 4 .0%
Cie Financiere Richemont SA (Registered) 842,597 195,569,118
LVMH Moet Hennessy Louis Vuitton SE 193,565 107,199,632
302,768,750
Tobacco - 4 .5%
British American Tobacco plc 3,160,489 194,969,765
Imperial Brands plc 4,031,184 149,076,982
344,046,747
Wireless Telecommunication Services - 2 .6%
KDDI Corp. 6,782,300 114,420,599
Tele2 AB - Class B 4,709,772 81,944,452
196,365,051
Total Common Stocks (cost $6,794,371,524) 7,267,643,135
Preferred Stock - 2 .7%
Technology Hardware, Storage & Peripherals - 2 .7%
Samsung Electronics Co. Ltd. (cost $62,007,501) 1,483,712 207,802,842
Investment Companies - 1 .5%
Money Market Funds - 1 .5%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
£,∞
(cost $117,530,596) 117,530,596 117,530,596
Total Investments (total cost $ 6,973,909,621 ) - 99 .1% 7,592,976,573
Cash, Receivables and Other Assets, net of Liabilities - 0.9% 65,600,370
Net Assets - 100.0% $7,658,576,943

Janus Henderson Global Equity Income Fund
Schedule of Investments
(unaudited)
June 30, 2026

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United Kingdom $ 1,392,369,355 18 .4%
France 1,298,831,446 17 .1
United States of America 639,848,996 8 .4
Japan 522,420,756 6 .9
Taiwan 464,089,192 6 .1
Germany 459,800,819 6 .1
Spain 335,484,353 4 .4
Switzerland 331,663,365 4 .4
Netherlands 271,611,865 3 .6
Finland 258,905,134 3 .4
Italy 257,618,242 3 .4
South Korea 207,802,842 2 .7
Ireland 195,001,558 2 .6
Luxembourg 117,530,596 1 .5
Sweden 117,384,126 1 .5
Hong Kong 112,960,691 1 .5
Belgium 102,899,737 1 .4
Denmark 96,670,162 1 .3
Singapore 79,443,540 1 .0
Greece 73,641,301 1 .0
Norway 71,826,225 0 .9
Australia 71,385,020 0 .9
Canada 67,823,905 0 .9
China 45,963,347 0 .6
Total $7,592,976,573 100 .0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
9/30/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Investment Companies - 1 .5%
Money Market Funds - 1.5%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
$ – $ 3,596,815,310 $ (3,479,215,021) $ (69,693) $ – $ 117,530,596 117,530,596 $ 6,166,587
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
BNP Paribas SA
Euro 7/21/26 623,066,387 $ (721,000,712) $ 8,432,546
Great British Pound 7/21/26 402,062,606 (538,305,470) 4,891,947
–
Total $13,324,493

Janus Henderson Global Equity Income Fund
Schedule of Investments
(unaudited)
June 30, 2026

Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2026
Forward foreign currency exchange contracts:
Average amounts sold - in USD $1,268,245,091

Janus Henderson Global Equity Income Fund
Notes to Schedule of Investments
(unaudited)
June 30, 2026

ADR American Depositary Receipt
CVA Dutch Certification
LLC Limited Liability Company
plc Public Limited Company
REIT Real Estate Investment Trust
* Non-income producing security.
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
ž Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended June 30, 2026 is $219,318,176 which represents 2.9% of net assets.
¥ Security purchased in an offshore transaction exempt from registration under Regulation S of the Securities Act of 1933.

Janus Henderson Global Equity Income Fund
Notes to Schedule of Investments
(unaudited)
June 30, 2026

The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks
Air Freight & Logistics $ — $ 81,959,261 $ — $ 81,959,261
Banks — 1,204,081,679 — 1,204,081,679
Beverages — 231,553,538 — 231,553,538
Building Products — 74,489,792 — 74,489,792
Diversified REITs — 195,918,737 — 195,918,737
Diversified Telecommunication
Services 67,823,905 140,143,333 — 207,967,238
Electric Utilities — 264,304,673 — 264,304,673
Electrical Equipment — 84,346,205 — 84,346,205
Food Products — 46,234,172 — 46,234,172
Health Care Equipment & Supplies 110,593,203 31,660,652 — 142,253,855
Household Durables — 77,157,253 — 77,157,253
Household Products — 71,878,887 — 71,878,887
Industrial Conglomerates — 65,096,070 — 65,096,070
Insurance — 565,134,230 — 565,134,230
Machinery — 194,491,132 — 194,491,132
Media — 112,379,828 — 112,379,828
Metals & Mining 47,726,215 114,230,560 — 161,956,775
Multi-Utilities 78,770,402 111,531,983 — 190,302,385
Oil, Gas & Consumable Fuels — 527,866,553 — 527,866,553
Personal Care Products — 182,679,449 — 182,679,449
Pharmaceuticals 238,659,485 152,810,759 — 391,470,244
Professional Services — 77,019,361 — 77,019,361
Real Estate Management &
Development — 47,864,621 — 47,864,621
Semiconductors & Semiconductor
Equipment 225,431,665 132,468,491 — 357,900,156
Specialty Retail 83,475,477 134,303,470 — 217,778,947
Technology Hardware, Storage &
Peripherals — 238,657,527 — 238,657,527
Textiles, Apparel & Luxury Goods — 302,768,750 — 302,768,750
Tobacco — 344,046,747 — 344,046,747
Wireless Telecommunication Services — 196,365,051 — 196,365,051
All Other 411,720,019 — — 411,720,019
Preferred Stocks
Technology Hardware, Storage &
Peripherals — 207,802,842 — 207,802,842
Investment Companies — 117,530,596 — 117,530,596
Total Investments in Securities $ 1,264,200,371 $ 6,328,776,202 $ — $ 7,592,976,573
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 13,324,493 $ — $ 13,324,493
Total Assets $ 1,264,200,371 $ 6,342,100,695 $ — $ 7,606,301,066

Janus Henderson Global Equity Income Fund
Notes to Schedule of Investments
(unaudited)
June 30, 2026

(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts.
Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/
(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and
OTC swaps are reported at their market value at measurement date.

Janus Henderson Global Life Sciences Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - 97 .8%
Biotechnology - 36 .0%
4D Molecular Therapeutics, Inc.
#,*
788,444 $ 10,486,305
AbbVie, Inc. 1,077,025 271,022,571
Abivax SA (ADR)
*
242,510 32,316,883
Alnylam Pharmaceuticals, Inc.
*
41,334 12,442,774
Amgen, Inc. 262,742 95,144,133
Apogee Therapeutics, Inc.
*
207,385 27,526,211
Ardelyx, Inc.
*
2,174,460 11,089,746
Argenx SE (ADR)
*
164,585 152,697,025
Ascendis Pharma A/S
*
365,445 97,471,490
Biohaven Ltd.
*
1,305,802 19,430,334
Bridgebio Pharma, Inc.
*
1,590,382 118,451,651
Cogent Biosciences, Inc.
*
528,059 20,435,883
Dyne Therapeutics, Inc.
*
2,238,835 49,724,525
Gilead Sciences, Inc. 651,660 82,330,724
Ideaya Biosciences, Inc.
*
757,659 28,237,951
Insmed, Inc.
*
315,978 33,689,574
Jade Biosciences, Inc.
*
716,799 15,927,274
Lexeo Therapeutics, Inc.
*
561,264 2,612,684
Madrigal Pharmaceuticals, Inc.
*
145,364 78,053,200
Mirum Pharmaceuticals, Inc.
#,*
548,565 64,220,504
Neurocrine Biosciences, Inc.
*
134,953 22,744,304
Olema Pharmaceuticals, Inc.
*
658,168 8,233,682
Oruka Therapeutics, Inc.
#,*
222,082 21,135,544
Parabilis Medicines, Inc.
*
313,255 8,573,789
Praxis Precision Medicines, Inc.
*
379,352 127,003,256
Protagonist Therapeutics, Inc.
*
117,651 14,421,660
PTC Therapeutics, Inc.
*
995,577 81,209,216
Regeneron Pharmaceuticals, Inc. 22,132 13,800,187
Revolution Medicines, Inc.
*
910,368 170,493,719
Rhythm Pharmaceuticals, Inc.
*
158,123 17,556,397
Scholar Rock Holding Corp.
#,*
325,337 17,893,535
Spyre Therapeutics, Inc.
*
328,592 29,172,398
Tango Therapeutics, Inc.
*
608,319 19,016,052
Travere Therapeutics, Inc.
*
1,413,117 80,279,177
United Therapeutics Corp.
*
114,790 62,196,666
Vaxcyte, Inc.
*
942,493 54,787,118
Vertex Pharmaceuticals, Inc.
*
197,846 98,276,044
Xenon Pharmaceuticals, Inc.
*
334,074 20,164,707
2,090,268,893
Health Care Equipment & Supplies - 13 .2%
Abbott Laboratories 1,193,133 108,264,889
Becton Dickinson & Co. 175,886 26,616,828
Boston Scientific Corp.
*
1,530,844 65,336,422
Cooper Cos., Inc. (The)
*
266,651 19,121,543
Dexcom, Inc.
*
462,075 31,120,751
Edwards Lifesciences Corp.
*
500,885 45,310,057
Glaukos Corp.
*
177,436 24,798,455
Globus Medical, Inc. - Class A
*
744,421 58,816,703
Insulet Corp.
*
116,227 17,695,561
Intuitive Surgical, Inc.
*
283,906 112,903,738
Lantheus Holdings, Inc.
*
508,445 56,406,888
Medline, Inc. - Class A
*
851,191 33,570,973
Medtronic plc 549,586 42,994,113

Janus Henderson Global Life Sciences Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
Penumbra, Inc.
*
47,535 $ 15,009,176
STERIS plc 79,117 16,659,667
Stryker Corp. 260,477 82,008,579
Teleflex, Inc. 92,684 11,748,624
768,382,967
Health Care Providers & Services - 11 .1%
Cencora, Inc. 123,277 34,884,925
Centene Corp.
*
330,456 21,211,971
CVS Health Corp. 1,132,543 117,161,573
Elevance Health, Inc. 156,583 60,555,343
HCA Healthcare, Inc. 188,403 73,456,446
Humana, Inc. 44,118 17,524,552
McKesson Corp. 73,813 55,773,103
UnitedHealth Group, Inc. 634,279 263,625,381
644,193,294
Health Care Technology - 0 .3%
HeartFlow, Inc.
*
618,055 18,133,734
Life Sciences Tools & Services - 4 .6%
Danaher Corp. 502,471 95,710,676
Illumina, Inc.
*
92,732 16,305,068
Sotera Health Co.
*
1,013,738 17,993,849
Thermo Fisher Scientific, Inc. 270,088 135,411,320
265,420,913
Pharmaceuticals - 32 .6%
AstraZeneca plc 1,219,979 228,274,798
Crinetics Pharmaceuticals, Inc.
*
377,017 14,107,976
Daiichi Sankyo Co. Ltd. 966,200 15,506,913
Definium Therapeutics, Inc.
*
710,241 33,409,737
Edgewise Therapeutics, Inc.
*
677,076 27,509,598
Eli Lilly & Co. 455,585 546,442,317
Johnson & Johnson 1,621,482 411,807,784
Merck & Co., Inc. 847,026 108,842,841
Novartis AG (ADR) 949,726 148,841,059
Roche Holding AG 283,990 116,925,623
Sanofi SA 1,074,188 91,800,113
Structure Therapeutics, Inc. (ADR)
*
549,353 29,483,775
Tarsus Pharmaceuticals, Inc.
*
354,297 22,299,453
Teva Pharmaceutical Industries Ltd. (ADR)
*
1,883,103 63,799,530
UCB SA 112,992 33,836,398
1,892,887,915
Total Common Stocks (cost $3,135,380,622) 5,679,287,716
Rights - 0.0%
Biotechnology - 0.0%
Alkermes plc, CVR
*,¢
450,200 288,128
Pharmaceuticals - 0.0%
Novo Nordisk A/S, CVR
*,¢
569,281 370,033
Pfizer, Inc., CVR
*,¢
390,971 1,915,757
2,285,790
Total Rights (cost $658,160) 2,573,918
Private Placements - 1 .1%
Biotechnology - 0 .4%
Asher Biotherapeutics, Inc. - Series B
*,¢,††
1,214,301 381,108
Asher Biotherapeutics, Inc. - Series C
*,¢,††
2,580,733 809,963

Janus Henderson Global Life Sciences Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Private Placements - (continued)
Biotechnology - (continued)
Attralus, Inc.
*,¢,††
669,935 $ 415,360
Curevo, Inc. - Series B
*,¢,††
1,348,208 12,177,689
Curevo, Inc. - Series B-1
*,¢,††
886,774 8,009,786
Sonoma Biotherapeutics, Inc. - Class 1
*,¢,††
669,428 525,501
Sonoma Biotherapeutics, Inc. - Series B
*,¢,††
1,255,200 985,332
Twinstrand Biosciences, Inc.
*,¢,††
344,314 1,380,527
24,685,266
Health Care Equipment & Supplies - 0 .4%
Element Biosciences, Inc. - Series C
*,¢,††
425,023 2,461,308
Kardium, Inc.
*,¢,††
13,234,820 12,237,312
Magnolia Medical Technologies, Inc.
*,¢,††
301,933 350,031
Magnolia Medical Technologies, Inc. - Series D
*,¢,††
1,821,718 2,568,621
17,617,272
Health Care Providers & Services - 0.0%
Freenome Holdings, Inc.
*,¢,††
680,277 2,041,533
Pharmaceuticals - 0 .3%
Eli Lilly & Co. - Series A
*,¢,††
2,031,087 18,345,793
Total Private Placements (cost $54,208,128) 62,689,864
Private Investment in Public Equity - 0 .2%
Biotechnology - 0 .2%
Mirum Pharmaceuticals, Inc.
*,¢,††
(cost $8,476,591) 123,782 14,491,159
Investment Companies - 0 .8%
Money Market Funds - 0 .8%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
£,∞
(cost $43,117,574) 43,117,581 43,117,574
Investments Purchased with Cash Collateral from Securities Lending - 0 .1%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
£,∞
1,982,440 1,982,440
Time Deposits - 0 .1%
Royal Bank of Canada, 3.6300%, 7/1/26 $ 5,039,480 5,039,480
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $7,021,920) 7,021,920
Total Investments (total cost $ 3,248,862,995 ) - 100 .0% 5,809,182,151
Liabilities, net of Cash, Receivables and Other Assets - 0.0% (1,695,249)
Net Assets - 100.0% $5,807,486,902

Janus Henderson Global Life Sciences Fund
Schedule of Investments
(unaudited)
June 30, 2026

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 4,708,540,452 81 .1%
Switzerland 265,766,682 4 .6
United Kingdom 228,274,798 3 .9
Netherlands 152,697,025 2 .6
France 124,116,996 2 .1
Denmark 97,841,523 1 .7
Israel 63,799,530 1 .1
Ireland 43,282,241 0 .7
Luxembourg 43,117,574 0 .7
Belgium 33,836,398 0 .6
Canada 32,402,019 0 .6
Japan 15,506,913 0 .3
Total $5,809,182,151 100 .0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
9/30/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Investment Companies - 0 .8%
Money Market Funds - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
$ 30,062,294 $ 519,040,970 $ (505,984,920) $ (770) $ – $ 43,117,574 43,117,581 $ 759,727
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
∞
11,307,042 59,879,948 (69,204,550) – – 1,982,440 1,982,440 21,143
Δ
Total Affiliated Investments - 0.8%
$41,369,336 $578,920,918 $(575,189,470) $(770) $– $45,100,014 45,100,021 $780,870

Janus Henderson Global Life Sciences Fund
Notes to Schedule of Investments
(unaudited)
June 30, 2026

Acquisition Date
Cost
Value
Value as a % of
Net Assets
Asher Biotherapeutics, Inc. - Series B
8/23/21
$ 2,438,924
$ 381,108
0 .0%
Asher Biotherapeutics, Inc. - Series C
4/3/24
2,999,999
809,963
0 .0
Attralus, Inc.
8/31/21
5,198,696
415,360
0 .0
Curevo, Inc. - Series B
3/6/25-10/28/25
3,538,210
12,177,689
0 .2
Curevo, Inc. - Series B-1
2/28/25
1,861,786
8,009,786
0 .2
Element Biosciences, Inc. - Series C
6/21/21
8,737,070
2,461,308
0 .1
Eli Lilly & Co. - Series A
11/10/22
5,330,344
18,345,793
0 .3
Freenome Holdings, Inc.
8/14/20
2,231,817
1,011,410
0 .0
Freenome Holdings, Inc.
11/22/21
2,585,523
1,030,123
0 .0
Kardium, Inc.
6/6/25
8,566,105
12,237,312
0 .2
Magnolia Medical Technologies, Inc.
2/26/25
411,790
350,031
0 .0
Magnolia Medical Technologies, Inc. -
Series D
1/10/22
3,092,693
2,568,621
0 .1
Sonoma Biotherapeutics, Inc. - Class 1
7/23/21-12/14/22
1,984,518
525,501
0 .0
Sonoma Biotherapeutics, Inc. - Series B
7/23/21-12/14/22
2,480,652
985,332
0 .0
Twinstrand Biosciences, Inc.
4/30/21
2,750,001
1,380,527
0 .0
Total
$ 54,208,128
$ 62,689,864
1 .1%
ADR American Depositary Receipt
CVR Contingent Value Rights
LLC Limited Liability Company
plc Public Limited Company
* Non-income producing security.
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2026 is
$79,754,941, which represents 1.4% of net assets.
# Loaned security; a portion of the security is on loan at June 30, 2026. As of June 30, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $6,786,266. Gross amounts of recognized liabilities for securities lending (collateral received) is $7,021,920, resulting in the net amount due the counterparty of $235,654.
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
†† Schedule of Restricted Securities (as of June 30, 2026)
The Fund has registration rights for certain restricted securities held as of June 30, 2026. The issuer incurs all registration costs.

Janus Henderson Global Life Sciences Fund
Notes to Schedule of Investments
(unaudited)
June 30, 2026

The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks
Pharmaceuticals $ 1,406,544,070 $ 486,343,845 $ — $ 1,892,887,915
All Other 3,786,399,801 — — 3,786,399,801
Rights — — 2,573,918 2,573,918
Investment Companies — 43,117,574 — 43,117,574
Investments Purchased with Cash
Collateral from Securities Lending — 7,021,920 — 7,021,920
Private Placements — — 62,689,864 62,689,864
Private Investments in Public Equity — — 14,491,159 14,491,159
Total Assets $ 5,192,943,871 $ 536,483,339 $ 79,754,941 $ 5,809,182,151

Janus Henderson Global Real Estate Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - 98 .2%
Diversified REITs - 4 .2%
CapitaLand Integrated Commercial Trust 3,465,150 $ 6,370,799
Merlin Properties Socimi SA 205,000 3,595,490
Stockland 470,440 1,333,212
United Urban Investment Corp. 3,047 3,043,387
14,342,888
Health Care REITs - 17 .2%
Aedifica SA 36,000 2,905,091
Janus Living, Inc. - Class 1 257,274 7,394,055
Omega Healthcare Investors, Inc. 141,088 6,727,076
Ventas, Inc. 144,406 12,823,253
Welltower, Inc. 128,825 29,239,410
59,088,885
Hotels, Restaurants & Leisure - 3 .5%
Accor SA 24,000 1,395,439
Hilton Worldwide Holdings, Inc. 18,556 6,132,016
Wyndham Hotels & Resorts, Inc. 53,328 4,490,751
12,018,206
Household Durables - 1 .1%
DR Horton, Inc. 23,063 3,756,502
Industrial REITs - 14 .0%
Goodman Group 502,694 10,899,931
Prologis, Inc. 175,911 23,830,663
Segro plc 260,000 3,021,743
Terreno Realty Corp. 108,190 7,007,466
Tritax Big Box REIT plc 1,600,000 3,427,865
48,187,668
IT Services - 1 .0%
GDS Holdings Ltd. - Class A
*
884,100 3,258,280
Office REITs - 2 .3%
Helical plc 550,000 1,405,049
Highwoods Properties, Inc. 127,035 3,831,376
Japan Real Estate Investment Corp. 3,836 2,739,728
7,976,153
Real Estate Management & Development - 16 .2%
Aldar Properties PJSC 1,550,000 3,511,777
CapitaLand Investment Ltd. 1,487,700 2,872,991
Catena AB 50,000 2,147,560
CBRE Group, Inc. - Class A
*
49,131 6,617,454
China Resources Land Ltd. 1,775,000 6,815,587
CTP NV
¥,ž
131,345 2,397,926
Fastighets AB Balder - Class B
*
376,000 2,006,576
Hongkong Land Holdings Ltd. 641,300 4,588,877
Mitsubishi Estate Co. Ltd. 303,951 7,736,859
Mitsui Fudosan Co. Ltd. 418,800 3,858,723
PSP Swiss Property AG 13,500 2,407,565
Sumitomo Realty & Development Co. Ltd. 107,900 2,482,665
Sun Hung Kai Properties Ltd. 197,500 2,846,343
TAG Immobilien AG 106,619 1,719,427
VGP NV 23,072 2,222,553
Vonovia SE 68,000 1,677,995
55,910,878
Residential REITs - 5 .2%
Centurion Accommodation Reit 3,468,452 2,850,365

Janus Henderson Global Real Estate Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Residential REITs - (continued)
Comforia Residential REIT, Inc. 3,515 $ 2,230,949
Equity LifeStyle Properties, Inc. 85,305 5,497,907
Mid-America Apartment Communities, Inc. 53,154 7,385,217
17,964,438
Retail REITs - 17 .4%
Agree Realty Corp. 78,642 5,956,345
Curbline Properties Corp. 230,767 7,015,317
Japan Metropolitan Fund Invest 4,754 3,284,907
Link REIT 980,900 4,576,141
NETSTREIT Corp.
#
289,753 6,122,481
Scentre Group 2,195,487 5,881,692
Simon Property Group, Inc. 71,118 15,905,541
Tanger, Inc. 129,289 5,103,037
Unibail-Rodamco-Westfield 53,000 6,199,751
60,045,212
Specialized REITs - 16 .1%
Digital Realty Trust, Inc. 83,300 14,959,014
Equinix, Inc. 18,793 19,589,635
Lamar Advertising Co. - Class A 43,378 6,766,100
Public Storage 39,312 12,513,403
Safestore Holdings plc 208,000 1,692,885
55,521,037
Total Common Stocks (cost $288,706,726) 338,070,147
Investment Companies - 2 .2%
Money Market Funds - 2 .2%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
£,∞
(cost $7,437,402) 7,437,404 7,437,402
Investments Purchased with Cash Collateral from Securities Lending - 1 .1%
Investment Companies - 0 .9%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
£,∞
3,150,526 3,150,526
Time Deposits - 0 .2%
Royal Bank of Canada, 3.6300%, 7/1/26 $ 787,631 787,631
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $3,938,157) 3,938,157
Total Investments (total cost $ 300,082,285 ) - 101 .5% 349,445,706
Liabilities, net of Cash, Receivables and Other Assets - (1.5%) (5,112,301)
Net Assets - 100.0% $344,333,405

Janus Henderson Global Real Estate Fund
Schedule of Investments
(unaudited)
June 30, 2026

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 222,602,176 63 .6%
Japan 25,377,218 7 .3
Hong Kong 18,826,948 5 .4
Australia 18,114,835 5 .2
Singapore 12,094,155 3 .5
United Kingdom 9,547,542 2 .7
France 7,595,190 2 .2
Luxembourg 7,437,402 2 .1
Belgium 5,127,644 1 .5
Sweden 4,154,136 1 .2
Spain 3,595,490 1 .0
United Arab Emirates 3,511,777 1 .0
Germany 3,397,422 1 .0
China 3,258,280 0 .9
Switzerland 2,407,565 0 .7
Netherlands 2,397,926 0 .7
Total $349,445,706 100 .0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
9/30/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Investment Companies - 2 .2%
Money Market Funds - 2.2%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
$ 3,987,688 $ 88,251,044 $ (84,799,965) $ (1,365) $ – $ 7,437,402 7,437,404 $ 158,442
Investments Purchased with Cash Collateral from Securities Lending - 0.9%
Investment Companies - 0.9%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
∞
2,232,153 33,604,122 (32,685,749) – – 3,150,526 3,150,526 181,532
Δ
Total Affiliated Investments - 3.1%
$6,219,841 $121,855,166 $(117,485,714) $(1,365) $– $10,587,928 10,587,930 $339,974

Janus Henderson Global Real Estate Fund
Notes to Schedule of Investments
(unaudited)
June 30, 2026

LLC Limited Liability Company
PJSC Public Joint Stock Company
plc Public Limited Company
REIT Real Estate Investment Trust
* Non-income producing security.
# Loaned security; a portion of the security is on loan at June 30, 2026. As of June 30, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $3,782,608. Gross amounts of recognized liabilities for securities lending (collateral received) is $3,938,157, resulting in the net amount due the counterparty of $155,549.
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
ž Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended June 30, 2026 is $2,397,926 which represents 0.7% of net assets.
¥ Security purchased in an offshore transaction exempt from registration under Regulation S of the Securities Act of 1933.

Janus Henderson Global Real Estate Fund
Notes to Schedule of Investments
(unaudited)
June 30, 2026

The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks
Diversified REITs $ — $ 14,342,888 $ — $ 14,342,888
Health Care REITs 56,183,794 2,905,091 — 59,088,885
Hotels, Restaurants & Leisure 10,622,767 1,395,439 — 12,018,206
Industrial REITs 30,838,129 17,349,539 — 48,187,668
IT Services — 3,258,280 — 3,258,280
Office REITs 3,831,376 4,144,777 — 7,976,153
Real Estate Management &
Development 6,617,454 49,293,424 — 55,910,878
Residential REITs 12,883,124 5,081,314 — 17,964,438
Retail REITs 40,102,721 19,942,491 — 60,045,212
Specialized REITs 53,828,152 1,692,885 — 55,521,037
All Other 3,756,502 — — 3,756,502
Investment Companies — 7,437,402 — 7,437,402
Investments Purchased with Cash
Collateral from Securities Lending — 3,938,157 — 3,938,157
Total Assets $ 218,664,019 $ 130,781,687 $ — $ 349,445,706

Janus Henderson Global Research Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - 99 .8%
Aerospace & Defense - 3 .6%
BAE Systems plc 1,546,756 $ 37,847,150
Boeing Co. (The)
*
176,908 38,295,275
General Electric Co. 137,675 51,453,278
Howmet Aerospace, Inc. 156,848 42,170,153
169,765,856
Banks - 8 .1%
Banco Bilbao Vizcaya Argentaria SA 2,487,389 62,404,208
BNP Paribas SA 260,152 30,408,465
Erste Group Bank AG 456,270 61,133,302
JPMorgan Chase & Co. 300,343 98,311,274
NatWest Group plc 3,142,065 27,699,312
Piraeus Bank SA
*
1,826,537 19,033,122
Resona Holdings, Inc. 1,462,900 19,082,220
UniCredit SpA 688,732 61,624,364
379,696,267
Beverages - 1 .7%
Constellation Brands, Inc. - Class A 236,559 32,902,991
Monster Beverage Corp.
*
417,075 40,089,249
Pernod Ricard SA 84,489 6,169,920
79,162,160
Biotechnology - 3 .5%
AbbVie, Inc. 216,884 54,576,690
Argenx SE (ADR)
*
26,961 25,013,607
Ascendis Pharma A/S
*
35,043 9,346,669
Bridgebio Pharma, Inc.
*
64,944 4,837,029
Gilead Sciences, Inc. 145,275 18,354,044
Mirum Pharmaceuticals, Inc.
*
49,306 5,772,253
Revolution Medicines, Inc.
*
76,582 14,342,277
United Therapeutics Corp.
*
11,984 6,493,291
Vaxcyte, Inc.
*
153,187 8,904,760
Vertex Pharmaceuticals, Inc.
*
38,186 18,968,132
166,608,752
Broadline Retail - 3 .4%
Amazon.com, Inc.
*
579,296 138,069,409
MercadoLibre, Inc.
*
14,165 24,043,529
162,112,938
Building Products - 0 .8%
Trane Technologies plc 79,119 38,860,088
Capital Markets - 3 .3%
Ares Management Corp. - Class A 286,279 31,865,716
Bank of New York Mellon Corp. (The) 210,853 30,491,452
Blackstone, Inc. 204,921 24,113,054
LPL Financial Holdings, Inc. 101,256 28,521,790
Morgan Stanley 135,569 28,339,344
St James's Place plc 864,120 13,898,975
157,230,331
Chemicals - 0 .7%
Nippon Sanso Holdings Corp. 834,500 30,792,341
Commercial Services & Supplies - 0 .7%
RB Global, Inc. 280,339 32,639,992
Communications Equipment - 1 .1%
Arista Networks, Inc.
*
147,718 25,094,334

Janus Henderson Global Research Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Communications Equipment - (continued)
Lumentum Holdings, Inc.
*
29,310 $ 25,149,738
50,244,072
Consumer Finance - 1 .3%
Capital One Financial Corp. 224,070 44,952,923
OneMain Holdings, Inc. 239,046 14,574,635
59,527,558
Diversified Telecommunication Services - 1 .6%
Space Exploration Technologies Corp. - Class A
#,*
430,909 73,625,112
Electric Utilities - 0 .6%
Xcel Energy, Inc. 358,498 28,787,389
Electrical Equipment - 3 .1%
Eaton Corp. plc 82,219 35,035,160
GE Vernova, Inc. 51,536 60,547,585
Nexans SA 177,349 29,467,809
Rosebank Industries plc
*
4,483,291 19,695,893
144,746,447
Electronic Equipment, Instruments & Components - 0 .4%
Amphenol Corp. - Class A 105,677 18,632,969
Entertainment - 2 .4%
Liberty Media Corp.-Liberty Formula One - Class C
*
391,982 37,293,167
Netflix, Inc.
*
364,575 26,030,655
Spotify Technology SA
*
51,417 23,607,087
Walt Disney Co. (The) 291,070 28,015,488
114,946,397
Financial Services - 2 .9%
Apollo Global Management, Inc. 162,756 19,255,662
Mastercard, Inc. - Class A 113,620 58,355,232
Visa, Inc. - Class A 174,475 59,860,628
137,471,522
Ground Transportation - 0 .7%
Canadian Pacific Kansas City Ltd. 388,899 33,720,486
Health Care Equipment & Supplies - 0 .8%
Boston Scientific Corp.
*
313,503 13,380,308
Globus Medical, Inc. - Class A
*
121,600 9,607,616
Intuitive Surgical, Inc.
*
39,004 15,511,111
38,499,035
Hotels, Restaurants & Leisure - 2 .5%
Booking Holdings, Inc. 129,586 23,097,409
DoorDash, Inc. - Class A
*
93,089 17,177,713
Hilton Worldwide Holdings, Inc. 75,647 24,998,308
McDonald's Corp. 137,588 37,191,412
Royal Caribbean Cruises Ltd. 38,897 12,350,964
Wingstop, Inc. 13,231 2,294,388
117,110,194
Household Durables - 0 .3%
Lennar Corp. - Class A 156,997 14,206,659
Independent Power and Renewable Electricity Producers - 1 .5%
RWE AG 343,361 22,247,735
Vistra Corp. 312,237 49,530,155
71,777,890
Industrial Conglomerates - 1 .0%
3M Co. 286,961 46,461,856

Janus Henderson Global Research Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Insurance - 1 .9%
Arthur J Gallagher & Co. 156,228 $ 35,865,262
Beazley plc 642,441 10,969,661
Progressive Corp. (The) 195,957 42,806,807
89,641,730
Interactive Media & Services - 6 .0%
Alphabet, Inc. - Class C 643,772 227,463,961
Meta Platforms, Inc. - Class A 100,597 56,665,284
284,129,245
IT Services - 0 .8%
Snowflake, Inc. - Class A
*
140,002 35,630,509
Life Sciences Tools & Services - 0 .6%
Danaher Corp. 155,545 29,628,212
Machinery - 2 .0%
Atlas Copco AB - Class A 1,716,135 34,843,583
ATS Corp.
*
708,510 20,424,433
Deere & Co. 58,591 37,166,029
92,434,045
Metals & Mining - 1 .6%
Teck Resources Ltd. - Class B 679,925 40,500,151
Vale SA 2,228,583 33,626,280
74,126,431
Oil, Gas & Consumable Fuels - 3 .9%
Canadian Natural Resources Ltd. 700,462 27,720,138
Cheniere Energy, Inc. 57,308 13,697,185
Chevron Corp. 153,407 25,428,744
ConocoPhillips 176,449 18,343,638
EOG Resources, Inc. 122,512 15,893,482
Suncor Energy, Inc. 443,786 23,877,633
TC Energy Corp. 606,233 40,150,486
TotalEnergies SE 269,810 20,960,887
186,072,193
Passenger Airlines - 0 .5%
Ryanair Holdings plc 717,942 22,479,060
Personal Care Products - 0 .9%
Unilever plc 668,786 40,242,472
Pharmaceuticals - 4 .0%
AstraZeneca plc 183,951 34,419,754
Eli Lilly & Co. 46,160 55,365,689
Johnson & Johnson 264,654 67,214,176
Merck & Co., Inc. 238,781 30,683,359
187,682,978
Semiconductors & Semiconductor Equipment - 19 .6%
Advanced Micro Devices, Inc.
*
132,109 76,743,439
Analog Devices, Inc. 62,561 24,847,352
Applied Materials, Inc. 58,520 42,309,960
ASML Holding NV 43,497 86,272,623
Broadcom, Inc. 314,490 118,798,598
Lam Research Corp. 240,343 104,147,832
Micron Technology, Inc. 111,022 128,151,585
NVIDIA Corp. 1,424,117 284,951,571
Taiwan Semiconductor Manufacturing Co. Ltd. 708,000 54,367,214
920,590,174

Janus Henderson Global Research Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Software - 5 .5%
Cadence Design Systems, Inc.
*
57,042 $ 21,409,004
Datadog, Inc. - Class A
*
145,195 37,802,970
Microsoft Corp. 452,361 168,739,700
Oracle Corp. 110,766 16,232,757
SAP SE 106,182 16,262,421
260,446,852
Specialty Retail - 1 .7%
O'Reilly Automotive, Inc.
*
355,622 32,749,230
TJX Cos., Inc. (The) 323,394 48,994,191
81,743,421
Technology Hardware, Storage & Peripherals - 3 .1%
Apple, Inc. 311,353 90,093,104
Seagate Technology Holdings plc 57,498 55,485,570
145,578,674
Textiles, Apparel & Luxury Goods - 0 .8%
Gildan Activewear, Inc. - Class A 207,439 10,703,853
LVMH Moet Hennessy Louis Vuitton SE 37,762 20,913,246
Moncler SpA 129,994 7,543,094
39,160,193
Trading Companies & Distributors - 0 .6%
Ferguson Enterprises, Inc. 126,829 30,261,521
Wireless Telecommunication Services - 0 .3%
T-Mobile US, Inc. 90,360 15,156,083
Total Common Stocks (cost $2,412,069,155) 4,701,630,104
Investment Companies - 0 .1%
Money Market Funds - 0 .1%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
£,∞
(cost $6,017,363) 6,017,363 6,017,363
Investments Purchased with Cash Collateral from Securities Lending - 1 .1%
Investment Companies - 0 .9%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
£,∞
38,975,508 38,975,508
Time Deposits - 0 .2%
Royal Bank of Canada, 3.6300%, 7/1/26 $ 9,743,877 9,743,877
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $48,719,385) 48,719,385
Total Investments (total cost $ 2,466,805,903 ) - 101 .0% 4,756,366,852
Liabilities, net of Cash, Receivables and Other Assets - (1.0%) (48,605,151)
Net Assets - 100.0% $4,707,761,701
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 3,572,941,058 75 .3%
Canada 197,097,180 4 .1
United Kingdom 165,077,324 3 .5
Netherlands 111,286,230 2 .3
France 107,920,327 2 .3
Ireland 96,374,308 2 .0
Italy 69,167,458 1 .5
Spain 62,404,208 1 .3
Austria 61,133,302 1 .3

Janus Henderson Global Research Fund
Schedule of Investments
(unaudited)
June 30, 2026

Summary of Investments by Country - (Long Positions) (unaudited) (continued)
Country Value
% of
Investment
Securities
Sweden $ 58,450,670 1 .2%
Taiwan 54,367,214 1 .1
Japan 49,874,561 1 .0
Germany 38,510,156 0 .8
Brazil 33,626,280 0 .7
Uruguay 24,043,529 0 .5
Jersey 19,695,893 0 .4
Greece 19,033,122 0 .4
Denmark 9,346,669 0 .2
Luxembourg 6,017,363 0 .1
Total $4,756,366,852 100 .0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
9/30/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Investment Companies - 0 .1%
Money Market Funds - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
$ – $ 235,722,609 $ (229,697,611) $ (7,635) $ – $ 6,017,363 6,017,363 $ 122,255
Investments Purchased with Cash Collateral from Securities Lending - 0.9%
Investment Companies - 0.9%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
∞
19,410,600 255,977,685 (236,412,777) – – 38,975,508 38,975,508 50,631
Δ
Total Affiliated Investments - 1.0%
$19,410,600 $491,700,294 $(466,110,388) $(7,635) $– $44,992,871 44,992,871 $172,886

Janus Henderson Global Research Fund
Notes to Schedule of Investments
(unaudited)
June 30, 2026

ADR American Depositary Receipt
LLC Limited Liability Company
plc Public Limited Company
* Non-income producing security.
# Loaned security; a portion of the security is on loan at June 30, 2026. As of June 30, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $49,696,681. Gross amounts of recognized liabilities for securities lending (collateral received) is $48,719,385, resulting in the net amount due the counterparty of $(977,296).
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

Janus Henderson Global Research Fund
Notes to Schedule of Investments
(unaudited)
June 30, 2026

The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks
Aerospace & Defense $ 131,918,706 $ 37,847,150 $ — $ 169,765,856
Banks 98,311,274 281,384,993 — 379,696,267
Beverages 72,992,240 6,169,920 — 79,162,160
Capital Markets 143,331,356 13,898,975 — 157,230,331
Chemicals — 30,792,341 — 30,792,341
Electrical Equipment 95,582,745 49,163,702 — 144,746,447
Independent Power and Renewable
Electricity Producers 49,530,155 22,247,735 — 71,777,890
Insurance 78,672,069 10,969,661 — 89,641,730
Machinery 57,590,462 34,843,583 — 92,434,045
Oil, Gas & Consumable Fuels 165,111,306 20,960,887 — 186,072,193
Passenger Airlines — 22,479,060 — 22,479,060
Personal Care Products — 40,242,472 — 40,242,472
Pharmaceuticals 153,263,224 34,419,754 — 187,682,978
Semiconductors & Semiconductor
Equipment 779,950,337 140,639,837 — 920,590,174
Software 244,184,431 16,262,421 — 260,446,852
Textiles, Apparel & Luxury Goods 10,703,853 28,456,340 — 39,160,193
Trading Companies & Distributors — 30,261,521 — 30,261,521
All Other 1,799,447,594 — — 1,799,447,594
Investment Companies — 6,017,363 — 6,017,363
Investments Purchased with Cash
Collateral from Securities Lending — 48,719,385 — 48,719,385
Total Assets $ 3,880,589,752 $ 875,777,100 $ — $ 4,756,366,852

Janus Henderson Global Select Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - 97 .2%
Aerospace & Defense - 2 .5%
BAE Systems plc 3,285,467 $ 80,391,195
Banks - 9 .8%
Banco Bilbao Vizcaya Argentaria SA 4,769,753 119,664,700
Erste Group Bank AG 913,147 122,347,933
Japan Post Bank Co. Ltd. 2,755,300 52,491,119
Resona Holdings, Inc. 2,033,600 26,526,490
321,030,242
Beverages - 1 .2%
Monster Beverage Corp.
*
407,411 39,160,345
Biotechnology - 4 .3%
Argenx SE (ADR)
*
50,902 47,225,348
Ascendis Pharma A/S
*
130,455 34,794,958
Bridgebio Pharma, Inc.
*
417,291 31,079,834
Vaxcyte, Inc.
*
487,404 28,332,794
141,432,934
Broadline Retail - 4 .4%
Amazon.com, Inc.
*
610,283 145,454,850
Capital Markets - 3 .4%
St James's Place plc 6,933,225 111,517,756
Commercial Services & Supplies - 0 .7%
Rentokil Initial plc 4,220,794 23,900,453
Electrical Equipment - 5 .7%
Contemporary Amperex Technology Co. Ltd. - Class A 1,053,588 61,259,139
Eaton Corp. plc 103,814 44,237,222
GE Vernova, Inc. 69,896 82,118,015
187,614,376
Entertainment - 2 .6%
Netflix, Inc.
*
422,997 30,201,986
Spotify Technology SA
*
119,190 54,723,705
84,925,691
Health Care Equipment & Supplies - 1 .9%
Boston Scientific Corp.
*
421,580 17,993,034
Glaukos Corp.
*
322,834 45,119,280
63,112,314
Household Durables - 1 .9%
Lennar Corp. - Class A 680,524 61,580,617
Independent Power and Renewable Electricity Producers - 1 .3%
Vistra Corp. 266,800 42,322,484
Insurance - 6 .7%
AIA Group Ltd. 3,032,600 27,815,738
Arthur J Gallagher & Co. 287,028 65,893,018
Daiichi Life Group, Inc. 4,537,500 49,737,667
Progressive Corp. (The) 348,966 76,231,623
219,678,046
Interactive Media & Services - 6 .2%
Alphabet, Inc. - Class A 467,525 167,079,409
Tencent Holdings Ltd. 637,300 35,122,224
202,201,633
Machinery - 1 .6%
Deere & Co. 41,847 26,544,807
Hyundai Rotem Co. Ltd. 237,109 26,490,131
53,034,938

Janus Henderson Global Select Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Metals & Mining - 2 .5%
Freeport-McMoRan, Inc. 824,339 $ 51,842,680
Teck Resources Ltd. - Class B 503,158 29,970,916
81,813,596
Oil, Gas & Consumable Fuels - 2 .6%
ConocoPhillips 833,971 86,699,625
Pharmaceuticals - 3 .1%
AstraZeneca plc 250,428 46,858,512
Eli Lilly & Co. 35,793 42,931,198
Teva Pharmaceutical Industries Ltd. (ADR)
*
330,400 11,193,952
100,983,662
Semiconductors & Semiconductor Equipment - 21 .1%
ASML Holding NV 92,446 183,358,828
Broadcom, Inc. 194,046 73,300,876
NVIDIA Corp. 1,037,351 207,563,561
Taiwan Semiconductor Manufacturing Co. Ltd. 2,499,000 191,897,837
Tower Semiconductor Ltd.
*
132,915 34,642,966
690,764,068
Software - 2 .2%
Microsoft Corp. 197,324 73,605,799
Specialty Retail - 1 .6%
TJX Cos., Inc. (The) 342,865 51,944,048
Technology Hardware, Storage & Peripherals - 5 .4%
Samsung Electronics Co. Ltd. 507,233 110,918,417
Seagate Technology Holdings plc 69,643 67,205,495
178,123,912
Textiles, Apparel & Luxury Goods - 0 .8%
LVMH Moet Hennessy Louis Vuitton SE 45,477 25,185,946
Trading Companies & Distributors - 3 .0%
Ferguson Enterprises, Inc. 413,270 98,081,369
Wireless Telecommunication Services - 0 .7%
T-Mobile US, Inc. 132,697 22,257,268
Total Common Stocks (cost $2,214,958,929) 3,186,817,167
Private Placements - 1 .7%
Communications Equipment - 0 .5%
Cesiumastro, Inc. - Series A
*,¢,††
127,315 7,207,162
Cesiumastro, Inc. - Series D
*,¢,††
145,503 10,295,952
Independent Power and Renewable Electricity Producers - 1 .2%
Form Energy, Inc.
*,¢,††
928,816 9,394,509
Form Energy, Inc. - Series G
*,¢,††
2,786,451 28,183,559
Software - 0.0%
Magic Leap, Inc. - Class A
*,¢,††
19,041 –
Total Private Placements (cost $54,950,508) 55,081,182
Investment Companies - 1 .0%
Money Market Funds - 1 .0%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
£,∞
(cost $33,060,814) 33,060,835 33,060,814
Total Investments (total cost $ 2,302,970,251 ) - 99 .9% 3,274,959,163
Cash, Receivables and Other Assets, net of Liabilities - 0.1% 3,913,075
Net Assets - 100.0% $3,278,872,238

Janus Henderson Global Select Fund
Schedule of Investments
(unaudited)
June 30, 2026

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 1,689,625,197 51 .6%
United Kingdom 262,667,916 8 .0
Netherlands 230,584,176 7 .0
Taiwan 191,897,837 5 .9
South Korea 137,408,548 4 .2
Japan 128,755,276 3 .9
Austria 122,347,933 3 .7
Spain 119,664,700 3 .7
China 96,381,363 2 .9
Sweden 54,723,705 1 .7
Israel 45,836,918 1 .4
Ireland 44,237,222 1 .4
Denmark 34,794,958 1 .1
Luxembourg 33,060,814 1 .0
Canada 29,970,916 0 .9
Hong Kong 27,815,738 0 .8
France 25,185,946 0 .8
Total $3,274,959,163 100 .0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
9/30/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Investment Companies - 1 .0%
Money Market Funds - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
$ 42,218,438 $ 444,796,275 $ (453,946,664) $ (7,235) $ – $ 33,060,814 33,060,835 $ 1,114,565
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 3.5573%
∞
– 204,128,051 (204,128,051) – – – – 84,006
Δ
Total Affiliated Investments - 1.0%
$42,218,438 $648,924,326 $(658,074,715) $(7,235) $– $33,060,814 33,060,835 $1,198,571

Janus Henderson Global Select Fund
Notes to Schedule of Investments
(unaudited)
June 30, 2026

Acquisition Date
Cost
Value
Value as a % of
Net Assets
Cesiumastro, Inc. - Series A
6/30/26
$ 7,207,162
$ 7,207,162
0 .2%
Cesiumastro, Inc. - Series D
6/30/26
10,295,952
10,295,952
0 .3
Form Energy, Inc.
5/4/26
9,288
9,394,509
0 .3
Form Energy, Inc. - Series G
5/4/26
28,183,559
28,183,559
0 .9
Magic Leap, Inc. - Class A
10/5/17
9,254,547
0
0 .0
Total
$ 54,950,508
$ 55,081,182
1 .7%
ADR American Depositary Receipt
LLC Limited Liability Company
plc Public Limited Company
* Non-income producing security.
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2026 is
$55,081,182, which represents 1.7% of net assets.
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
†† Schedule of Restricted Securities (as of June 30, 2026)
The Fund has registration rights for certain restricted securities held as of June 30, 2026. The issuer incurs all registration costs.

Janus Henderson Global Select Fund
Notes to Schedule of Investments
(unaudited)
June 30, 2026

The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks
Aerospace & Defense $ — $ 80,391,195 $ — $ 80,391,195
Banks — 321,030,242 — 321,030,242
Capital Markets — 111,517,756 — 111,517,756
Commercial Services & Supplies — 23,900,453 — 23,900,453
Electrical Equipment 126,355,237 61,259,139 — 187,614,376
Insurance 142,124,641 77,553,405 — 219,678,046
Interactive Media & Services 167,079,409 35,122,224 — 202,201,633
Machinery 26,544,807 26,490,131 — 53,034,938
Pharmaceuticals 54,125,150 46,858,512 — 100,983,662
Semiconductors & Semiconductor
Equipment 315,507,403 375,256,665 — 690,764,068
Technology Hardware, Storage &
Peripherals 67,205,495 110,918,417 — 178,123,912
Textiles, Apparel & Luxury Goods — 25,185,946 — 25,185,946
All Other 992,390,940 — — 992,390,940
Investment Companies — 33,060,814 — 33,060,814
Private Placements — — 55,081,182 55,081,182
Total Assets $ 1,891,333,082 $ 1,328,544,899 $ 55,081,182 $ 3,274,959,163

Janus Henderson Global Sustainable Equity Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - 96 .8%
Automobile Components - 1 .6%
Aptiv plc
*
28,693 $ 1,761,176
Banks - 4 .3%
Banco Bilbao Vizcaya Argentaria SA 99,985 2,508,448
Erste Group Bank AG 16,519 2,213,297
4,721,745
Biotechnology - 4 .0%
Argenx SE (ADR)
*
3,698 3,430,894
Vertex Pharmaceuticals, Inc.
*
2,070 1,028,231
4,459,125
Broadline Retail - 2 .3%
MercadoLibre, Inc.
*
1,480 2,512,137
Building Products - 3 .1%
Advanced Drainage Systems, Inc. 5,297 831,417
Cie de Saint-Gobain SA 17,162 1,553,898
Trane Technologies plc 2,123 1,042,733
3,428,048
Capital Markets - 2 .6%
Intercontinental Exchange, Inc. 11,287 1,389,542
S&P Global, Inc. 3,753 1,528,447
2,917,989
Commercial Services & Supplies - 0 .6%
Waste Management, Inc. 3,206 714,553
Construction & Engineering - 2 .1%
API Group Corp.
*
33,339 1,411,907
Stantec, Inc. 13,661 942,330
2,354,237
Electrical Equipment - 8 .6%
Contemporary Amperex Technology Co. Ltd. - Class H 26,200 2,358,301
Forgent Power Solutions, Inc. - Class A
*
12,761 712,830
Hubbell, Inc. - Class B 1,711 895,195
Legrand SA 3,272 552,335
Nextpower, Inc. - Class A
*
12,646 1,506,644
Prysmian SpA 4,249 713,830
Schneider Electric SE 8,394 2,754,175
9,493,310
Electronic Equipment, Instruments & Components - 5 .2%
Keyence Corp. 3,500 1,763,557
Keysight Technologies, Inc.
*
5,769 2,019,554
TE Connectivity plc 10,005 2,017,108
5,800,219
Entertainment - 3 .7%
Nintendo Co. Ltd. 13,400 562,779
Spotify Technology SA
*
7,672 3,522,445
4,085,224
Financial Services - 1 .9%
Mastercard, Inc. - Class A 4,163 2,138,117
Ground Transportation - 2 .5%
Uber Technologies, Inc.
*
38,464 2,775,562
Health Care Providers & Services - 5 .1%
Cardinal Health, Inc. 11,279 2,679,439
McKesson Corp. 3,970 2,999,732
5,679,171

Janus Henderson Global Sustainable Equity Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - 1 .4%
Hilton Worldwide Holdings, Inc. 4,753 $ 1,570,677
Industrial Conglomerates - 0 .8%
Hitachi Ltd. 31,400 872,672
Insurance - 10 .0%
AIA Group Ltd. 189,800 1,740,892
Arthur J Gallagher & Co. 12,560 2,883,399
Intact Financial Corp. 10,163 2,097,745
Progressive Corp. (The) 9,798 2,140,373
Tokio Marine Holdings, Inc. 50,000 2,214,236
11,076,645
Machinery - 3 .5%
Sandvik AB 63,373 2,616,609
Westinghouse Air Brake Technologies Corp. 4,461 1,202,686
3,819,295
Pharmaceuticals - 2 .2%
Eli Lilly & Co. 2,047 2,455,233
Professional Services - 4 .8%
BayCurrent, Inc. 29,300 1,091,718
Experian plc 41,627 1,400,082
Jacobs Solutions, Inc. 8,770 1,105,020
Verisk Analytics, Inc. - Class A 9,573 1,718,641
5,315,461
Real Estate Management & Development - 2 .6%
CBRE Group, Inc. - Class A
*
21,257 2,863,105
Semiconductors & Semiconductor Equipment - 15 .2%
ASML Holding NV 666 1,320,955
Broadcom, Inc. 3,706 1,399,942
Disco Corp. 800 406,625
KLA Corp. 5,582 1,684,145
Micron Technology, Inc. 948 1,094,267
NVIDIA Corp. 30,832 6,169,175
ON Semiconductor Corp.
*
13,472 1,273,643
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) 7,274 3,473,844
16,822,596
Software - 6 .6%
Fair Isaac Corp.
*
424 506,587
Microsoft Corp. 12,121 4,521,375
SAP SE 8,519 1,304,737
ServiceNow, Inc.
*
9,665 959,541
7,292,240
Technology Hardware, Storage & Peripherals - 2 .1%
Seagate Technology Holdings plc 2,430 2,344,950
Total Common Stocks (cost $92,460,497) 107,273,487
Investment Companies - 3 .9%
Money Market Funds - 3 .9%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
£,∞
(cost $4,324,603) 4,324,603 4,324,603
Total Investments (total cost $ 96,785,100 ) - 100 .7% 111,598,090
Liabilities, net of Cash, Receivables and Other Assets - (0.7%) (827,849)
Net Assets - 100.0% $110,770,241

Janus Henderson Global Sustainable Equity Fund
Schedule of Investments
(unaudited)
June 30, 2026

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 58,523,929 52 .3%
Japan 6,911,587 6 .2
Ireland 6,221,099 5 .6
Sweden 6,139,054 5 .5
France 4,860,408 4 .4
Netherlands 4,751,849 4 .3
Luxembourg 4,324,603 3 .9
Taiwan 3,473,844 3 .1
Canada 3,040,075 2 .7
Uruguay 2,512,137 2 .3
Spain 2,508,448 2 .2
China 2,358,301 2 .1
Austria 2,213,297 2 .0
Hong Kong 1,740,892 1 .6
Germany 1,304,737 1 .2
Italy 713,830 0 .6
Total $111,598,090 100 .0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
9/30/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Investment Companies - 3 .9%
Money Market Funds - 3.9%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
$ 833,846 $ 52,739,259 $ (49,247,761) $ (741) $ – $ 4,324,603 4,324,603 $ 65,001

Janus Henderson Global Sustainable Equity Fund
Notes to Schedule of Investments
(unaudited)
June 30, 2026

ADR American Depositary Receipt
LLC Limited Liability Company
plc Public Limited Company
* Non-income producing security.
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks
Banks $ — $ 4,721,745 $ — $ 4,721,745
Building Products 1,874,150 1,553,898 — 3,428,048
Electrical Equipment 3,114,669 6,378,641 — 9,493,310
Electronic Equipment, Instruments &
Components 4,036,662 1,763,557 — 5,800,219
Entertainment 3,522,445 562,779 — 4,085,224
Industrial Conglomerates — 872,672 — 872,672
Insurance 7,121,517 3,955,128 — 11,076,645
Machinery 1,202,686 2,616,609 — 3,819,295
Professional Services 2,823,661 2,491,800 — 5,315,461
Semiconductors & Semiconductor
Equipment 15,095,016 1,727,580 — 16,822,596
Software 5,987,503 1,304,737 — 7,292,240
All Other 34,546,032 — — 34,546,032
Investment Companies — 4,324,603 — 4,324,603
Total Assets $ 79,324,341 $ 32,273,749 $ — $ 111,598,090

Janus Henderson Global Technology and Innovation Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - 100 .1%
Broadline Retail - 2 .2%
Amazon.com, Inc.
*
1,025,655 $ 244,454,613
Capital Markets - 0 .1%
Coinbase Global, Inc. - Class A
*
109,245 15,970,526
Communications Equipment - 2 .4%
Arista Networks, Inc.
*
717,854 121,949,038
Lumentum Holdings, Inc.
*
163,922 140,654,911
262,603,949
Diversified Telecommunication Services - 1 .4%
Space Exploration Technologies Corp. - Class A
*
938,614 160,371,588
Electrical Equipment - 1 .9%
Forgent Power Solutions, Inc. - Class A
*
1,234,856 68,979,056
GE Vernova, Inc. 84,181 98,900,889
Innio NV
*
1,213,194 47,981,823
215,861,768
Electronic Equipment, Instruments & Components - 1 .8%
Amphenol Corp. - Class A 1,164,905 205,396,050
Entertainment - 0 .5%
Spotify Technology SA
*
115,306 52,940,444
Hotels, Restaurants & Leisure - 0 .9%
DoorDash, Inc. - Class A
*
516,106 95,237,040
Interactive Media & Services - 2 .5%
Alphabet, Inc. - Class C 793,321 280,304,109
IT Services - 2 .4%
Cloudflare, Inc. - Class A
*
98,455 24,149,042
Quantinuum, Inc. - Class A
*
227,768 18,617,756
Shopify, Inc. - Class A
*
368,753 42,104,218
Snowflake, Inc. - Class A
*
610,195 155,294,628
Twilio, Inc. - Class A
*
121,476 25,064,143
265,229,787
Semiconductors & Semiconductor Equipment - 60 .8%
Advanced Micro Devices, Inc.
*
549,923 319,455,770
Analog Devices, Inc. 424,085 168,433,839
Applied Materials, Inc. 262,917 190,088,991
ARM Holdings plc (ADR)
*
111,479 39,527,109
ASML Holding NV 165,945 329,137,883
Broadcom, Inc. 1,503,157 567,817,557
Cerebras Systems, Inc. - Class A
#,*
38,627 8,536,567
KLA Corp. 1,648,074 497,240,407
Lam Research Corp. 1,429,061 619,255,003
Micron Technology, Inc. 375,855 433,845,668
NVIDIA Corp. 6,612,773 1,323,149,750
SK hynix, Inc. 248,125 437,883,804
STMicroelectronics NV (Registered) (ADR) 1,456,953 109,111,210
Taiwan Semiconductor Manufacturing Co. Ltd. 22,147,000 1,700,664,821
Tower Semiconductor Ltd.
*
223,143 58,159,991
6,802,308,370
Software - 12 .1%
AppLovin Corp. - Class A
*
74,353 38,308,896
Cadence Design Systems, Inc.
*
339,502 127,421,891
Datadog, Inc. - Class A
*
575,753 149,903,051
Guidewire Software, Inc.
*
199,922 24,600,402
Microsoft Corp. 1,535,098 572,622,256
Nebius Group NV - Class A
#,*
988,075 272,876,673

Janus Henderson Global Technology and Innovation Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Software - (continued)
Oracle Corp. 160,452 $ 23,514,241
Palantir Technologies, Inc. - Class A
*
682,688 79,649,209
Samsara, Inc. - Class A
*
321,652 10,431,174
ServiceTitan, Inc. - Class A
*
584,740 41,346,965
Via Transportation, Inc. - Class A
*
740,589 13,434,284
1,354,109,042
Technology Hardware, Storage & Peripherals - 10 .6%
Apple, Inc. 1,489,805 431,089,975
Samsung Electronics Co. Ltd. 2,682,160 586,517,321
Seagate Technology Holdings plc 171,827 165,813,055
1,183,420,351
Wireless Telecommunication Services - 0 .5%
SoftBank Group Corp. 1,546,400 58,022,614
Total Common Stocks (cost $4,440,323,124) 11,196,230,251
Warrants - 0.0%
Ground Transportation - 0.0%
Grab Holdings Ltd., expires 12/01/26
*
(cost $986,182) 333,275 14430
Private Placements - 0 .1%
Real Estate Management & Development - 0 .1%
Apartment List, Inc. - Series D
*,¢,††
3,783,673 16,383,304
Software - 0.0%
Magic Leap, Inc. - Class A
*,¢,††
18,847 –
Total Private Placements (cost $22,982,020) 16,383,304
Investments Purchased with Cash Collateral from Securities Lending - 1 .8%
Investment Companies - 1 .4%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
£,∞
162,666,504 162,666,505
Time Deposits - 0 .4%
Royal Bank of Canada, 3.6300%, 7/1/26 $ 40,666,626 40,666,626
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $203,333,131) 203,333,131
Total Investments (total cost $ 4,667,624,457 ) - 102 .0% 11,415,961,116
Liabilities, net of Cash, Receivables and Other Assets - (2.0%) (227,402,926)
Net Assets - 100.0% $11,188,558,190

Janus Henderson Global Technology and Innovation Fund
Schedule of Investments
(unaudited)
June 30, 2026

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 7,681,018,775 67 .2%
Taiwan 1,700,664,821 14 .9
South Korea 1,024,401,125 9 .0
Netherlands 602,014,556 5 .3
Switzerland 109,111,210 1 .0
Israel 58,159,991 0 .5
Japan 58,022,614 0 .5
Sweden 52,940,444 0 .5
Germany 47,981,823 0 .4
Canada 42,104,218 0 .4
United Kingdom 39,527,109 0 .3
Singapore 14,430 0 .0
Total $11,415,961,116 100 .0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
9/30/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Investment Companies - N/A
Money Market Funds - N/A
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
$ 73,501,454 $ 1,308,682,248 $ (1,382,186,063) $ 2,361 $ – $ – – $ 1,070,674
Investments Purchased with Cash Collateral from Securities Lending - 1.5%
Investment Companies - 1.5%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
∞
– 655,498,475 (492,831,970) – – 162,666,505 162,666,504 1,225,627
Δ
Total Affiliated Investments - 1.5%
$73,501,454 $1,964,180,723 $(1,875,018,033) $2,361 $– $162,666,505 162,666,504 $2,296,301

Janus Henderson Global Technology and Innovation Fund
Notes to Schedule of Investments
(unaudited)
June 30, 2026

Acquisition Date
Cost
Value
Value as a % of
Net Assets
Apartment List, Inc. - Series D
11/2/20
$ 13,821,757
$ 16,383,304
0 .1%
Magic Leap, Inc. - Class A
10/5/17
9,160,263
0
0 .0
Total
$ 22,982,020
$ 16,383,304
0 .1%
ADR American Depositary Receipt
LLC Limited Liability Company
plc Public Limited Company
* Non-income producing security.
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2026 is
$16,383,304, which represents 0.1% of net assets.
# Loaned security; a portion of the security is on loan at June 30, 2026. As of June 30, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $210,512,389. Gross amounts of recognized liabilities for securities lending (collateral received) is $203,333,131, resulting in the net amount due the counterparty of $(7,179,258).
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
†† Schedule of Restricted Securities (as of June 30, 2026)
The Fund has registration rights for certain restricted securities held as of June 30, 2026. The issuer incurs all registration costs.

Janus Henderson Global Technology and Innovation Fund
Notes to Schedule of Investments
(unaudited)
June 30, 2026

The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks
Semiconductors & Semiconductor
Equipment $ 4,334,621,862 $ 2,467,686,508 $ — $ 6,802,308,370
Technology Hardware, Storage &
Peripherals 596,903,030 586,517,321 — 1,183,420,351
Wireless Telecommunication Services — 58,022,614 — 58,022,614
All Other 3,152,478,916 — — 3,152,478,916
Warrants 14,430 — — 14,430
Investments Purchased with Cash
Collateral from Securities Lending — 203,333,131 — 203,333,131
Private Placements — — 16,383,304 16,383,304
Total Assets $ 8,084,018,238 $ 3,315,559,574 $ 16,383,304 $ 11,415,961,116

Janus Henderson Growth and Income Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - 99 .9%
Aerospace & Defense - 2 .9%
General Electric Co. 366,500 $ 136,972,045
RTX Corp. 585,310 111,050,866
248,022,911
Banks - 3 .2%
JPMorgan Chase & Co. 574,815 188,154,194
PNC Financial Services Group, Inc. (The) 346,627 85,346,500
273,500,694
Beverages - 1 .4%
Coca-Cola Co. (The) 1,502,194 122,083,306
Biotechnology - 1 .3%
AbbVie, Inc. 464,809 116,964,537
Broadline Retail - 1 .0%
eBay, Inc. 741,910 82,908,443
Building Products - 1 .2%
Trane Technologies plc 205,551 100,958,429
Capital Markets - 4 .2%
CME Group, Inc. 320,058 70,678,408
Goldman Sachs Group, Inc. (The) 120,574 121,944,926
Intercontinental Exchange, Inc. 462,079 56,886,546
Morgan Stanley 551,473 115,279,916
364,789,796
Chemicals - 0 .6%
Ecolab, Inc. 194,157 54,094,082
Communications Equipment - 2 .7%
Cisco Systems, Inc. 1,355,099 159,169,929
Motorola Solutions, Inc. 171,839 71,363,018
230,532,947
Consumer Finance - 1 .6%
American Express Co. 413,674 139,925,231
Consumer Staples Distribution & Retail - 1 .8%
Costco Wholesale Corp. 63,615 59,509,924
Target Corp. 759,121 99,148,794
158,658,718
Diversified Telecommunication Services - 1 .3%
Verizon Communications, Inc. 2,579,994 109,236,946
Electric Utilities - 1 .1%
American Electric Power Co., Inc. 434,778 59,481,978
Duke Energy Corp. 269,979 34,173,942
93,655,920
Electrical Equipment - 2 .8%
Eaton Corp. plc 258,989 110,360,393
Emerson Electric Co. 300,155 42,967,188
GE Vernova, Inc. 77,270 90,781,432
244,109,013
Electronic Equipment, Instruments & Components - 2 .1%
Amphenol Corp. - Class A 1,032,999 182,138,384
Entertainment - 1 .2%
Walt Disney Co. (The) 1,127,895 108,559,894
Financial Services - 3 .1%
Mastercard, Inc. - Class A 187,559 96,330,302
Visa, Inc. - Class A 508,274 174,383,727
270,714,029

Janus Henderson Growth and Income Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Ground Transportation - 0 .9%
Union Pacific Corp. 272,908 $ 74,230,976
Health Care Equipment & Supplies - 3 .2%
Abbott Laboratories 1,028,273 93,305,492
Medtronic plc 1,096,149 85,751,736
Stryker Corp. 314,823 99,118,874
278,176,102
Health Care Providers & Services - 1 .2%
HCA Healthcare, Inc. 94,254 36,748,692
UnitedHealth Group, Inc. 155,600 64,672,028
101,420,720
Hotels, Restaurants & Leisure - 3 .3%
Booking Holdings, Inc. 298,432 53,192,520
Marriott International, Inc. - Class A 191,095 70,817,896
McDonald's Corp. 312,365 84,435,383
Royal Caribbean Cruises Ltd. 258,093 81,952,270
290,398,069
Household Durables - 0 .8%
Garmin Ltd. 310,907 73,852,849
Insurance - 1 .1%
Progressive Corp. (The) 450,982 98,517,018
Interactive Media & Services - 8 .0%
Alphabet, Inc. - Class C 1,716,303 606,421,339
Meta Platforms, Inc. - Class A 149,890 84,431,538
690,852,877
Life Sciences Tools & Services - 1 .0%
Danaher Corp. 441,874 84,168,160
Machinery - 0 .8%
Deere & Co. 116,418 73,847,430
Metals & Mining - 0 .7%
Freeport-McMoRan, Inc. 997,032 62,703,342
Multi-Utilities - 0 .7%
Ameren Corp. 150,906 17,058,414
WEC Energy Group, Inc. 373,027 43,558,363
60,616,777
Oil, Gas & Consumable Fuels - 2 .0%
Chevron Corp. 610,538 101,202,779
EOG Resources, Inc. 565,005 73,298,099
174,500,878
Passenger Airlines - 0 .9%
Delta Air Lines, Inc. 796,449 74,595,413
Pharmaceuticals - 4 .2%
Eli Lilly & Co. 169,781 203,640,425
Johnson & Johnson 517,216 131,357,347
Zoetis, Inc. - Class A 388,065 27,886,351
362,884,123
Semiconductors & Semiconductor Equipment - 18 .2%
Broadcom, Inc. 854,406 322,751,866
KLA Corp. 853,890 257,627,152
Lam Research Corp. 558,897 242,186,837
Micron Technology, Inc. 46,889 54,123,504
NVIDIA Corp. 1,807,191 361,600,847
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) 399,399 190,740,980

Janus Henderson Growth and Income Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Texas Instruments, Inc. 508,779 $ 151,651,757
1,580,682,943
Software - 6 .2%
Microsoft Corp. 1,221,929 455,803,955
Oracle Corp. 543,663 79,673,813
535,477,768
Specialty Retail - 2 .4%
Home Depot, Inc. (The) 322,861 113,866,617
TJX Cos., Inc. (The) 621,499 94,157,099
208,023,716
Technology Hardware, Storage & Peripherals - 8 .1%
Apple, Inc. 1,290,012 373,277,872
Dell Technologies, Inc. - Class C 371,499 160,286,959
Seagate Technology Holdings plc 175,113 168,984,045
702,548,876
Textiles, Apparel & Luxury Goods - 0 .5%
NIKE, Inc. - Class B 968,028 39,737,549
Tobacco - 1 .6%
Philip Morris International, Inc. 761,176 137,704,350
Trading Companies & Distributors - 0 .6%
Ferguson Enterprises, Inc. 204,186 48,459,463
Total Common Stocks (cost $4,845,162,853) 8,654,252,679
Investment Companies - 0 .1%
Money Market Funds - 0 .1%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
£,∞
(cost $8,685,837) 8,685,837 8,685,837
Total Investments (total cost $ 4,853,848,690 ) - 100 .0% 8,662,938,516
Liabilities, net of Cash, Receivables and Other Assets - 0.0% (494,836)
Net Assets - 100.0% $8,662,443,680
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 8,092,588,292 93 .4%
Ireland 297,070,558 3 .4
Taiwan 190,740,980 2 .2
Switzerland 73,852,849 0 .9
Luxembourg 8,685,837 0 .1
Total $8,662,938,516 100 .0%

Janus Henderson Growth and Income Fund
Schedule of Investments
(unaudited)
June 30, 2026

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
9/30/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Investment Companies - 0 .1%
Money Market Funds - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
$ 8,299,033 $ 261,530,649 $ (261,143,827) $ (18) $ – $ 8,685,837 8,685,837 $ 134,626
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 3.5573%
∞*
– 117,920 (117,920) – – – – 34
Δ
Total Affiliated Investments - 0.1%
$8,299,033 $261,648,569 $(261,261,747) $(18) $– $8,685,837 8,685,837 $134,660

Janus Henderson Growth and Income Fund
Notes to Schedule of Investments
(unaudited)
June 30, 2026

ADR American Depositary Receipt
LLC Limited Liability Company
plc Public Limited Company
* Non-income producing security.
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 8,654,252,679 $ — $ — $ 8,654,252,679
Investment Companies — 8,685,837 — 8,685,837
Total Assets $ 8,654,252,679 $ 8,685,837 $ — $ 8,662,938,516

Janus Henderson Overseas Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - 98 .3%
Aerospace & Defense - 4 .4%
BAE Systems plc 5,069,893 $ 124,053,828
Safran SA 191,962 75,901,170
199,954,998
Automobiles - 2 .1%
Ferrari NV 260,582 96,581,033
Banks - 17 .6%
Banco Bilbao Vizcaya Argentaria SA 7,834,132 196,544,571
Erste Group Bank AG 1,228,657 164,621,517
Japan Post Bank Co. Ltd. 4,254,100 81,044,703
NatWest Group plc 6,694,824 59,019,154
Piraeus Bank SA
*
9,209,597 95,967,061
Resona Holdings, Inc. 8,601,000 112,192,337
UniCredit SpA 1,090,295 97,554,253
806,943,596
Beverages - 3 .6%
Davide Campari-Milano NV
#
10,110,760 62,949,490
Heineken NV 1,241,381 104,422,833
167,372,323
Biotechnology - 2 .7%
Argenx SE (ADR)
*
89,503 83,038,199
Ascendis Pharma A/S
*
153,453 40,928,984
123,967,183
Capital Markets - 2 .1%
St James's Place plc 5,989,611 96,340,156
Chemicals - 1 .5%
Nippon Sanso Holdings Corp. 672,300 24,807,299
Shin-Etsu Chemical Co. Ltd. 994,300 43,363,002
68,170,301
Commercial Services & Supplies - 1 .6%
Rentokil Initial plc 12,579,170 71,230,167
Diversified Telecommunication Services - 2 .0%
Deutsche Telekom AG (Registered) 3,403,381 92,764,353
Electrical Equipment - 6 .3%
Contemporary Amperex Technology Co. Ltd. - Class A 1,560,335 90,723,109
Prysmian SpA 490,244 82,360,744
Schneider Electric SE 348,219 114,254,959
287,338,812
Entertainment - 1 .5%
Spotify Technology SA
*
152,916 70,208,323
Insurance - 4 .7%
AIA Group Ltd. 10,643,200 97,621,995
Daiichi Life Group, Inc. 10,595,200 116,138,960
213,760,955
Interactive Media & Services - 2 .0%
Tencent Holdings Ltd. 1,644,100 90,607,953
IT Services - 1 .1%
Fujitsu Ltd. 2,572,900 51,350,158
Machinery - 0 .7%
Hyundai Rotem Co. Ltd. 287,453 32,114,629
Metals & Mining - 3 .1%
Freeport-McMoRan, Inc. 2,241,401 140,961,709
Oil, Gas & Consumable Fuels - 5 .0%
Canadian Natural Resources Ltd. 2,501,318 98,802,061

Janus Henderson Overseas Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Gaztransport Et Technigaz SA 256,933 $ 54,424,575
TotalEnergies SE 1,008,148 78,320,583
231,547,219
Personal Care Products - 1 .7%
Unilever plc 1,316,256 79,020,464
Pharmaceuticals - 4 .9%
AstraZeneca plc 638,592 119,489,319
Roche Holding AG 258,660 106,496,643
225,985,962
Professional Services - 0 .9%
Recruit Holdings Co. Ltd. 606,400 42,215,066
Semiconductors & Semiconductor Equipment - 20 .2%
ASM International NV 77,371 88,574,667
ASML Holding NV 136,848 271,426,443
SK hynix, Inc. 134,915 238,094,079
Taiwan Semiconductor Manufacturing Co. Ltd. 4,299,000 330,119,568
928,214,757
Software - 0 .8%
SAP SE 244,066 37,380,197
Specialty Retail - 1 .8%
Industria de Diseno Textil SA 1,329,150 83,776,028
Technology Hardware, Storage & Peripherals - 3 .7%
Samsung Electronics Co. Ltd. 782,318 171,072,217
Textiles, Apparel & Luxury Goods - 2 .3%
LVMH Moet Hennessy Louis Vuitton SE 100,651 55,742,258
Samsonite Group SA
¥,ž
29,892,629 52,170,521
107,912,779
Total Common Stocks (cost $3,080,272,957) 4,516,791,338
Investment Companies - 1 .4%
Money Market Funds - 1 .4%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
£,∞
(cost $65,759,618) 65,759,637 65,759,618
Investments Purchased with Cash Collateral from Securities Lending - 0 .2%
Investment Companies - 0 .1%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
£,∞
5,016,000 5,016,000
Time Deposits - 0 .1%
Royal Bank of Canada, 3.6300%, 7/1/26 $ 1,254,000 1,254,000
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $6,270,000) 6,270,000
Total Investments (total cost $ 3,152,302,575 ) - 99 .9% 4,588,820,956
Cash, Receivables and Other Assets, net of Liabilities - 0.1% 3,721,075
Net Assets - 100.0% $4,592,542,031

Janus Henderson Overseas Fund
Schedule of Investments
(unaudited)
June 30, 2026

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United Kingdom $ 549,153,088 12 .0%
Netherlands 547,462,142 11 .9
Japan 471,111,525 10 .3
South Korea 441,280,925 9 .6
France 378,643,545 8 .3
Italy 339,445,520 7 .4
Taiwan 330,119,568 7 .2
Spain 280,320,599 6 .1
United States of America 199,402,230 4 .3
China 181,331,062 4 .0
Austria 164,621,517 3 .6
Germany 130,144,550 2 .8
Switzerland 106,496,643 2 .3
Canada 98,802,061 2 .2
Hong Kong 97,621,995 2 .1
Greece 95,967,061 2 .1
Sweden 70,208,323 1 .5
Luxembourg 65,759,618 1 .4
Denmark 40,928,984 0 .9
Total $4,588,820,956 100 .0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
9/30/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Investment Companies - 1 .4%
Money Market Funds - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
$ 100,959,628 $ 681,802,851 $ (716,984,290) $ (18,571) $ – $ 65,759,618 65,759,637 $ 2,006,081
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
∞
30,124,401 442,635,641 (467,744,042) – – 5,016,000 5,016,000 1,138,634
Δ
Total Affiliated Investments - 1.5%
$131,084,029 $1,124,438,492 $(1,184,728,332) $(18,571) $– $70,775,618 70,775,637 $3,144,715

Janus Henderson Overseas Fund
Notes to Schedule of Investments
(unaudited)
June 30, 2026

ADR American Depositary Receipt
LLC Limited Liability Company
plc Public Limited Company
* Non-income producing security.
# Loaned security; a portion of the security is on loan at June 30, 2026. As of June 30, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $5,914,690. Gross amounts of recognized liabilities for securities lending (collateral received) is $6,270,000, resulting in the net amount due the counterparty of $355,310.
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
ž Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended June 30, 2026 is $52,170,521 which represents 1.1% of net assets.
¥ Security purchased in an offshore transaction exempt from registration under Regulation S of the Securities Act of 1933.

Janus Henderson Overseas Fund
Notes to Schedule of Investments
(unaudited)
June 30, 2026

The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks
Aerospace & Defense $ — $ 199,954,998 $ — $ 199,954,998
Automobiles — 96,581,033 — 96,581,033
Banks — 806,943,596 — 806,943,596
Beverages — 167,372,323 — 167,372,323
Capital Markets — 96,340,156 — 96,340,156
Chemicals — 68,170,301 — 68,170,301
Commercial Services & Supplies — 71,230,167 — 71,230,167
Diversified Telecommunication
Services — 92,764,353 — 92,764,353
Electrical Equipment — 287,338,812 — 287,338,812
Insurance — 213,760,955 — 213,760,955
Interactive Media & Services — 90,607,953 — 90,607,953
IT Services — 51,350,158 — 51,350,158
Machinery — 32,114,629 — 32,114,629
Oil, Gas & Consumable Fuels 98,802,061 132,745,158 — 231,547,219
Personal Care Products — 79,020,464 — 79,020,464
Pharmaceuticals — 225,985,962 — 225,985,962
Professional Services — 42,215,066 — 42,215,066
Semiconductors & Semiconductor
Equipment — 928,214,757 — 928,214,757
Software — 37,380,197 — 37,380,197
Specialty Retail — 83,776,028 — 83,776,028
Technology Hardware, Storage &
Peripherals — 171,072,217 — 171,072,217
Textiles, Apparel & Luxury Goods — 107,912,779 — 107,912,779
All Other 335,137,215 — — 335,137,215
Investment Companies — 65,759,618 — 65,759,618
Investments Purchased with Cash
Collateral from Securities Lending — 6,270,000 — 6,270,000
Total Assets $ 433,939,276 $ 4,154,881,680 $ — $ 4,588,820,956

Janus Henderson Research Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - 99 .3%
Communications - 23 .9%
Alphabet, Inc. - Class C 9,517,105 $ 3,362,678,710
Amazon.com, Inc.
*
976,589 232,760,222
AppLovin Corp. - Class A
*
272,178 140,234,271
Arista Networks, Inc.
*
1,717,321 291,738,491
Booking Holdings, Inc. 1,130,879 201,567,873
Corning, Inc. 1,238,914 316,455,803
DoorDash, Inc. - Class A
*
541,597 99,940,894
Meta Platforms, Inc. - Class A 1,538,712 866,741,082
Netflix, Inc.
*
2,710,327 193,517,348
Space Exploration Technologies Corp. - Class A
#,*
6,166,748 1,053,650,563
Spotify Technology SA
*
358,489 164,593,055
Walt Disney Co. (The) 506,599 48,760,154
Wayfair, Inc. - Class A
*
478,064 44,182,675
7,016,821,141
Consumer, Cyclical - 3 .7%
Aurora Innovation, Inc. - Class A
#,*
10,061,869 68,621,947
Ferguson Enterprises, Inc. 569,676 135,201,205
Hilton Worldwide Holdings, Inc. 625,779 206,794,928
Liberty Media Corp.-Liberty Formula One - Class C
*
1,561,717 148,581,755
O'Reilly Automotive, Inc.
*
1,705,230 157,034,631
Royal Caribbean Cruises Ltd. 475,263 150,910,260
TJX Cos., Inc. (The) 1,516,541 229,755,962
1,096,900,688
Consumer, Non-cyclical - 6 .7%
AbbVie, Inc. 409,032 102,928,812
Argenx SE (ADR)
*
47,682 44,237,929
Boston Scientific Corp.
*
1,214,301 51,826,367
Bridgebio Pharma, Inc.
*
390,963 29,118,924
Constellation Brands, Inc. - Class A 962,802 133,916,130
Danaher Corp. 276,506 52,668,863
Eli Lilly & Co. 711,416 853,293,693
Gilead Sciences, Inc. 296,536 37,464,358
Globus Medical, Inc. - Class A
*
541,518 42,785,337
Intuitive Surgical, Inc.
*
395,785 157,395,779
Johnson & Johnson 253,784 64,453,522
Monster Beverage Corp.
*
1,419,562 136,448,299
Procter & Gamble Co. (The) 673,157 98,711,743
Revolution Medicines, Inc.
*
412,224 77,201,311
United Therapeutics Corp.
*
51,985 28,167,033
Vaxcyte, Inc.
*
854,864 49,693,244
1,960,311,344
Energy - 0 .1%
Atlas Energy Solutions, Inc. - Class A
#
1,303,392 21,649,341
Financial - 4 .7%
Ares Management Corp. - Class A 716,248 79,725,565
Arthur J Gallagher & Co. 294,632 67,638,668
Blackstone, Inc. 944,386 111,125,901
Capital One Financial Corp. 331,591 66,523,786
LPL Financial Holdings, Inc. 234,528 66,061,847
Mastercard, Inc. - Class A 849,326 436,213,834
Visa, Inc. - Class A 1,633,327 560,378,160
1,387,667,761

Janus Henderson Research Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Industrial - 9 .7%
3M Co. 1,429,494 $ 231,449,373
Amphenol Corp. - Class A 1,813,103 319,686,321
Boeing Co. (The)
*
1,131,813 245,003,560
Deere & Co. 305,215 193,607,031
Eaton Corp. plc 280,163 119,383,057
GE Vernova, Inc. 384,191 451,370,638
General Electric Co. 1,087,192 406,316,266
Howmet Aerospace, Inc. 1,109,866 298,398,573
TFI International, Inc.
#
885,484 127,128,938
Trane Technologies plc 440,767 216,487,120
Vertiv Holdings Co. - Class A 694,130 232,408,607
2,841,239,484
Technology - 50 .1%
Advanced Micro Devices, Inc.
*
1,215,439 706,060,670
Analog Devices, Inc. 378,168 150,196,985
Apple, Inc. 2,624,857 759,528,622
Applied Materials, Inc. 912,941 660,056,343
ASML Holding NV (Registered) (ADR) 115,069 228,922,871
Broadcom, Inc. 4,619,327 1,744,950,774
Cadence Design Systems, Inc.
*
626,106 234,990,104
Datadog, Inc. - Class A
*
1,388,992 361,637,957
KLA Corp. 2,279,440 687,729,842
Lam Research Corp. 2,053,120 889,678,490
Lumentum Holdings, Inc.
*
265,153 227,517,183
Micron Technology, Inc. 598,070 690,346,220
Microsoft Corp. 3,965,615 1,479,253,707
NVIDIA Corp. 20,476,352 4,097,113,272
Oracle Corp. 1,945,488 285,111,266
Samsung Electronics Co. Ltd. (GDR)
ž
50,446 272,552,975
Seagate Technology Holdings plc 542,731 523,735,415
Snowflake, Inc. - Class A
*
1,617,327 411,609,722
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) 655,899 313,237,685
14,724,230,103
Utilities - 0 .4%
Fervo Energy Co. - Class A
*
772,136 22,569,535
Vistra Corp. 701,088 111,213,590
133,783,125
Total Common Stocks (cost $13,313,568,902) 29,182,602,987
Private Placements - 0 .1%
Communications - 0 .1%
Cesiumastro, Inc. - Series A
*,¢,††
177,114 10,026,229
Cesiumastro, Inc. - Series D
*,¢,††
202,416 14,323,179
Total Private Placements (cost $24,349,408) 24,349,408
Investment Companies - 1 .1%
Money Market Funds - 1 .1%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
£,∞
(cost $328,037,994) 328,037,994 328,037,994
Investments Purchased with Cash Collateral from Securities Lending - 1 .7%
Investment Companies - 1 .3%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
£,∞
384,640,357 384,640,357

Janus Henderson Research Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Investments Purchased with Cash Collateral from Securities Lending - (continued)
Time Deposits - 0 .4%
Royal Bank of Canada, 3.6300%, 7/1/26 $ 97,502,369 $ 97,502,369
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $482,142,726) 482,142,726
Total Investments (total cost $ 14,148,099,030 ) - 102 .2% 30,017,133,115
Liabilities, net of Cash, Receivables and Other Assets - (2.2%) (644,494,014)
Net Assets - 100.0% $29,372,639,101
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 28,202,551,491 94 .1%
Ireland 335,870,177 1 .1
Luxembourg 328,037,994 1 .1
Taiwan 313,237,685 1 .0
Netherlands 273,160,800 0 .9
South Korea 272,552,975 0 .9
Sweden 164,593,055 0 .5
Canada 127,128,938 0 .4
Total $30,017,133,115 100 .0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
9/30/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Investment Companies - 1 .1%
Money Market Funds - 1.1%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
$ 71,465,851 $ 1,390,631,369 $ (1,134,059,691) $ 465 $ – $ 328,037,994 328,037,994 $ 402,657
Investments Purchased with Cash Collateral from Securities Lending - 1.3%
Investment Companies - 1.3%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
∞
16,099,603 564,581,466 (196,040,712) – – 384,640,357 384,640,357 19,437
Δ
Total Affiliated Investments - 2.4%
$87,565,454 $1,955,212,835 $(1,330,100,403) $465 $– $712,678,351 712,678,351 $422,094

Janus Henderson Research Fund
Notes to Schedule of Investments
(unaudited)
June 30, 2026

Acquisition Date
Cost
Value
Value as a % of
Net Assets
Cesiumastro, Inc. - Series A
6/30/26
$ 10,026,229
$ 10,026,229
0 .0%
Cesiumastro, Inc. - Series D
6/30/26
14,323,179
14,323,179
0 .1
Total
$ 24,349,408
$ 24,349,408
0 .1%
ADR American Depositary Receipt
GDR Global Depositary Receipt
LLC Limited Liability Company
plc Public Limited Company
* Non-income producing security.
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2026 is
$24,349,408, which represents 0.1% of net assets.
# Loaned security; a portion of the security is on loan at June 30, 2026. As of June 30, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $489,888,009. Gross amounts of recognized liabilities for securities lending (collateral received) is $482,142,726, resulting in the net amount due the counterparty of $(7,745,284).
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
ž Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended June 30, 2026 is $272,552,975 which represents 0.9% of net assets.
†† Schedule of Restricted Securities (as of June 30, 2026)
The Fund has registration rights for certain restricted securities held as of June 30, 2026. The issuer incurs all registration costs.

Janus Henderson Research Fund
Notes to Schedule of Investments
(unaudited)
June 30, 2026

The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks
Technology $ 14,451,677,128 $ 272,552,975 $ — $ 14,724,230,103
All Other 14,458,372,884 — — 14,458,372,884
Investment Companies — 328,037,994 — 328,037,994
Investments Purchased with Cash
Collateral from Securities Lending — 482,142,726 — 482,142,726
Private Placements — — 24,349,408 24,349,408
Total Assets $ 28,910,050,012 $ 1,082,733,695 $ 24,349,408 $ 30,017,133,115

Janus Henderson Triton Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - 97 .7%
Aerospace & Defense - 1 .2%
StandardAero, Inc.
*
1,724,584 $ 51,582,307
Voyager Technologies, Inc. - Class A
*
556,239 17,938,708
69,521,015
Biotechnology - 13 .8%
Ascendis Pharma A/S
*
281,917 75,192,902
Biohaven Ltd.
*
1,128,284 16,788,866
Bridgebio Pharma, Inc.
*
814,465 60,661,353
Cogent Biosciences, Inc.
*
583,250 22,571,775
Ideaya Biosciences, Inc.
*
1,074,589 40,049,932
Insmed, Inc.
*
231,978 24,733,494
Madrigal Pharmaceuticals, Inc.
*
81,634 43,833,376
Mirum Pharmaceuticals, Inc.
*
791,874 92,704,689
Praxis Precision Medicines, Inc.
*
247,753 82,945,227
Protagonist Therapeutics, Inc.
*
517,089 63,384,770
PTC Therapeutics, Inc.
*
540,743 44,108,406
Revolution Medicines, Inc.
*
563,888 105,604,945
Travere Therapeutics, Inc.
*
1,118,321 63,531,816
Tyra Biosciences, Inc.
*
357,107 11,405,998
Vaxcyte, Inc.
*
676,382 39,318,086
Xenon Pharmaceuticals, Inc.
*
468,792 28,296,285
815,131,920
Broadline Retail - 0 .6%
Global-e Online Ltd.
*
1,083,550 37,631,692
Building Products - 2 .8%
Carlisle Cos., Inc. 111,750 40,537,312
Modine Manufacturing Co.
*
228,180 60,928,624
Zurn Elkay Water Solutions Corp. 1,289,411 65,153,938
166,619,874
Capital Markets - 2 .8%
Cboe Global Markets, Inc. 269,079 65,297,401
Hamilton Lane, Inc. - Class A 224,259 17,678,337
LPL Financial Holdings, Inc. 284,314 80,085,567
163,061,305
Chemicals - 2 .3%
Perimeter Solutions, Inc.
*
1,026,767 36,604,243
Sensient Technologies Corp. 804,689 99,210,107
135,814,350
Commercial Services & Supplies - 3 .0%
Clean Harbors, Inc.
*
257,728 76,996,240
Rentokil Initial plc (ADR)
#
3,458,824 98,956,955
175,953,195
Construction & Engineering - 4 .7%
API Group Corp.
*
1,714,663 72,615,978
Legence Corp. - Class A
*
1,183,029 100,829,562
Sterling Infrastructure, Inc.
*
127,074 106,660,832
280,106,372
Consumer Staples Distribution & Retail - 1 .7%
Casey's General Stores, Inc. 126,905 100,862,825
Containers & Packaging - 2 .3%
Crown Holdings, Inc. 872,112 97,519,564
Silgan Holdings, Inc. 899,743 41,739,078
139,258,642

Janus Henderson Triton Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Diversified Consumer Services - 1 .9%
Bright Horizons Family Solutions, Inc.
*
321,810 $ 22,809,893
Driven Brands Holdings, Inc.
*
1,700,576 23,706,029
Stride, Inc.
*
776,099 66,930,778
113,446,700
Diversified Telecommunication Services - 0 .9%
AST SpaceMobile, Inc. - Class A
#,*
629,339 55,923,064
Electric Utilities - 1 .2%
NRG Energy, Inc. 469,471 68,570,934
Electrical Equipment - 0 .9%
Forgent Power Solutions, Inc. - Class A
*
915,115 51,118,324
Electronic Equipment, Instruments & Components - 9 .3%
Flex Ltd.
*
1,373,649 222,627,293
Itron, Inc.
*
337,440 29,198,683
Mirion Technologies, Inc. - Class A
*
2,801,535 50,231,523
OSI Systems, Inc.
*
412,315 90,173,290
Teledyne Technologies, Inc.
*
240,934 160,678,885
552,909,674
Financial Services - 3 .4%
Euronet Worldwide, Inc.
*
683,662 50,037,222
Jack Henry & Associates, Inc. 200,499 27,616,732
Shift4 Payments, Inc. - Class A
#,*
914,307 44,471,892
Toast, Inc. - Class A
*
476,463 13,255,201
Walker & Dunlop, Inc. 637,229 34,856,426
WEX, Inc.
*
240,317 33,906,326
204,143,799
Food Products - 0 .6%
Premium Brands Holdings Corp. - Class A
#
605,317 35,898,145
Ground Transportation - 1 .3%
Saia, Inc.
*
187,133 78,812,934
Health Care Equipment & Supplies - 7 .1%
Glaukos Corp.
*
1,058,024 147,869,434
Globus Medical, Inc. - Class A
*
1,111,347 87,807,527
ICU Medical, Inc.
*
374,990 54,973,534
Lantheus Holdings, Inc.
*
912,296 101,210,118
STERIS plc 130,726 27,526,974
419,387,587
Health Care Providers & Services - 0 .8%
HealthEquity, Inc.
*
418,746 37,821,139
Lumexa Imaging Holdings, Inc.
#,*
1,025,368 11,566,151
49,387,290
Health Care Technology - 0 .4%
Waystar Holding Corp.
*
1,301,256 26,714,786
Hotels, Restaurants & Leisure - 3 .1%
Aramark 2,077,454 118,207,133
Churchill Downs, Inc. 384,242 34,443,453
Wingstop, Inc. 166,439 28,862,187
181,512,773
Household Durables - 0 .8%
Cavco Industries, Inc.
*
48,735 29,941,809
Dream Finders Homes, Inc. - Class A
*
864,555 14,922,220
44,864,029
Insurance - 2 .0%
Axis Capital Holdings Ltd. 788,955 84,765,325

Janus Henderson Triton Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Insurance - (continued)
Palomar Holdings, Inc.
*
274,416 $ 34,683,438
119,448,763
Interactive Media & Services - 0 .5%
Ziff Davis, Inc.
*
522,649 27,371,128
Life Sciences Tools & Services - 1 .0%
Repligen Corp.
*
178,457 24,348,673
Revvity, Inc. 309,301 34,412,829
58,761,502
Machinery - 5 .3%
Crane Co. 289,153 64,501,360
Donaldson Co., Inc. 287,887 25,843,616
Gates Industrial Corp. plc
*
2,705,215 75,664,864
ITT, Inc. 288,125 56,979,600
SPX Technologies, Inc.
*
362,944 88,982,980
311,972,420
Oil, Gas & Consumable Fuels - 1 .1%
Magnolia Oil & Gas Corp. - Class A 2,609,112 66,741,085
Pharmaceuticals - 4 .0%
Crinetics Pharmaceuticals, Inc.
*
486,961 18,222,081
Edgewise Therapeutics, Inc.
*
471,394 19,152,738
Ligand Pharmaceuticals, Inc.
*
494,252 156,228,115
Structure Therapeutics, Inc. (ADR)
*
467,112 25,069,901
Tarsus Pharmaceuticals, Inc.
*
283,659 17,853,497
236,526,332
Professional Services - 4 .4%
Broadridge Financial Solutions, Inc. 349,439 47,855,671
CACI International, Inc. - Class A
*
107,016 49,576,232
SS&C Technologies Holdings, Inc. 1,456,364 90,367,386
TransUnion 366,403 26,432,312
UL Solutions, Inc. - Class A 457,067 46,556,845
260,788,446
Real Estate Management & Development - 0 .4%
Colliers International Group, Inc. 240,568 22,562,873
Semiconductors & Semiconductor Equipment - 6 .0%
Entegris, Inc. 319,411 57,449,262
MACOM Technology Solutions Holdings, Inc.
*
232,419 88,405,215
ON Semiconductor Corp.
*
1,032,816 97,642,425
Tower Semiconductor Ltd.
*
439,986 114,677,951
358,174,853
Software - 2 .9%
Aurora Innovation, Inc. - Class A
*
2,504,939 17,083,684
Blackbaud, Inc.
*
774,515 22,941,134
Consensus Cloud Solutions, Inc.
*
1,234,778 47,106,781
Dynatrace, Inc.
*
1,124,995 49,398,530
Klaviyo, Inc. - Class A
*
1,132,231 17,096,688
Procore Technologies, Inc.
*
491,459 19,963,065
173,589,882
Specialized REITs - 1 .0%
Lamar Advertising Co. - Class A 374,018 58,339,328
Technology Hardware, Storage & Peripherals - 0 .4%
GPGI, Inc. - Class A
#
1,452,995 23,029,971
Textiles, Apparel & Luxury Goods - 1 .3%
Gildan Activewear, Inc. - Class A 1,185,495 61,171,542

Janus Henderson Triton Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Textiles, Apparel & Luxury Goods - (continued)
On Holding AG - Class A
*
503,355 $ 17,828,834
79,000,376
Trading Companies & Distributors - 0 .5%
SiteOne Landscape Supply, Inc.
*
255,359 29,215,623
Total Common Stocks (cost $3,031,071,216) 5,792,173,811
Rights - 0 .1%
Biotechnology - 0.0%
OmniAb Operations, Inc.
*
340,494 829,035
Life Sciences Tools & Services - 0.0%
OmniAb, Inc.
*
340,494 820,284
Pharmaceuticals - 0 .1%
Novo Nordisk A/S, CVR
*,¢
358,647 233,121
Pfizer, Inc., CVR
#,*,¢
566,907 2,777,844
Roche Holding AG, CVR
*,¢
2,270,649 772,020
3,782,985
Total Rights (cost $233,121) 5,432,304
Private Placements - 0 .9%
Communications Equipment - 0 .3%
Cesiumastro, Inc.
*,¢,††
524,386 15,600,955
Health Care Equipment & Supplies - 0 .2%
Kardium, Inc.
*,¢,††
16,649,170 15,394,322
Professional Services - 0.0%
IntelyCare, Inc.
*,¢,††
1,023,958 1,167,312
Software - 0 .4%
Loadsmart, Inc.
*,¢,††
377,303 5,444,483
Loadsmart, Inc. - Series D
*,¢,††
1,075,313 15,516,767
Total Private Placements (cost $80,133,935) 53,123,839
Investment Companies - 1 .4%
Money Market Funds - 1 .4%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
£,∞
(cost $81,444,395) 81,444,402 81,444,395
Investments Purchased with Cash Collateral from Securities Lending - 1 .4%
Investment Companies - 1 .1%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
£,∞
63,459,784 63,459,784
Time Deposits - 0 .3%
Royal Bank of Canada, 3.6300%, 7/1/26 $ 18,287,258 18,287,258
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $81,747,042) 81,747,042
Total Investments (total cost $ 3,274,629,709 ) - 101 .5% 6,013,921,391
Liabilities, net of Cash, Receivables and Other Assets - (1.5%) (87,771,753)
Net Assets - 100.0% $5,926,149,638

Janus Henderson Triton Fund
Schedule of Investments
(unaudited)
June 30, 2026

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 5,339,095,029 88 .8%
Canada 163,323,167 2 .7
Israel 152,309,643 2 .5
United Kingdom 98,956,955 1 .6
Bermuda 84,765,325 1 .4
Luxembourg 81,444,395 1 .4
Denmark 75,426,023 1 .3
Switzerland 18,600,854 0 .3
Total $6,013,921,391 100 .0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
9/30/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Common Stocks - 0 .8%
Software - 0.8%
Consensus Cloud Solutions, Inc.
*
$ 39,222,313 $ 1,258,119 $ (3,329,995) $ (2,565,417) $ 12,521,761 $ 47,106,781 1,234,778 $ –
Investment Companies - 1 .4%
Money Market Funds - 1.4%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
11,453,320 1,090,553,672 (1,020,557,991) (4,606) – 81,444,395 81,444,402 1,264,305
Investments Purchased with Cash Collateral from Securities Lending - 1.1%
Investment Companies - 1.1%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
∞
60,259,474 859,979,927 (856,779,617) – – 63,459,784 63,459,784 25,431
Δ
Private Placements - 0 .3%
Professional Services - 0.0%
IntelyCare, Inc.
*,¢,††
2,324,385 – – – (1,157,073) 1,167,312 1,023,958 –
Software - 0.3%
Loadsmart, Inc. - Series D
*,¢,††
13,151,078 – – – 2,365,689 15,516,767 1,075,313 –
Total Private Placements - 0 .3%
$15,475,463 $– $– $– 1,208,616 $16,684,079 2,099,271 $–
Total Affiliated Investments - 3.6%
$126,410,570 $1,951,791,718 $(1,880,667,603) $(2,570,023) $13,730,377 $208,695,039 148,238,235 $1,289,736

Janus Henderson Triton Fund
Schedule of Investments
(unaudited)
June 30, 2026

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
Bank of America NA
Canadian Dollar 8/19/26 8,085,000 $ (5,902,020) $ 188,086
Canadian Dollar 8/19/26 1,709,000 (1,202,574) (5,232)
Great British Pound 8/19/26 (65,853,000) 88,397,116 (1,030,507)
–
Barclays Bank plc
Canadian Dollar 8/19/26 25,679,000 (18,740,722) 592,534
Canadian Dollar 8/19/26 (2,111,000) 1,491,355 558
Great British Pound 8/19/26 22,005,000 (29,537,925) 344,081
Great British Pound 8/19/26 (1,859,000) 2,503,443 (37,124)
Great British Pound 8/19/26 (1,985,000) 2,674,095 (40,613)
–
$859,436
BNP Paribas SA
Canadian Dollar 8/19/26 1,542,000 (1,124,907) 35,125
–
Citibank NA
Canadian Dollar 8/19/26 (58,869,000) 42,975,810 (1,371,166)
Great British Pound 8/19/26 36,539,000 (49,035,239) 559,262
Great British Pound 8/19/26 (1,698,000) 2,278,907 (26,185)
–
$(838,089)
Goldman Sachs Group, Inc. (The)
Canadian Dollar 8/19/26 (9,170,000) 6,695,180 (214,442)
Great British Pound 8/19/26 27,514,000 (36,929,731) 427,144
–
$212,702
HSBC Bank USA NA
Canadian Dollar 8/19/26 45,721,000 (33,368,316) 1,055,793
Great British Pound 8/19/26 2,095,000 (2,810,503) 31,085
–
$1,086,878
JPMorgan Chase Bank NA
Canadian Dollar 8/19/26 18,521,000 (13,531,515) 442,120
Great British Pound 8/19/26 2,117,000 (2,834,715) 26,109
Great British Pound 8/19/26 (11,155,000) 14,999,882 (200,639)
–
$267,590
Morgan Stanley & Co.
Canadian Dollar 8/19/26 37,328,000 (27,268,789) 887,873
Great British Pound 8/19/26 (9,817,000) 13,196,100 (171,970)
–
$715,903
State Street Bank & Trust Co.
Canadian Dollar 8/19/26 1,770,000 (1,283,949) 33,032
Canadian Dollar 8/19/26 (2,058,000) 1,481,097 (26,641)
Canadian Dollar 8/19/26 (7,666,000) 5,599,925 (182,112)
Great British Pound 8/19/26 74,039,666 (99,430,681) 1,202,893
Great British Pound 8/19/26 (2,589,000) 3,428,123 6,681
Great British Pound 8/19/26 2,145,000 (2,836,855) (8,898)
–
$1,024,955
UBS AG
Canadian Dollar 8/19/26 2,730,000 (1,929,648) 268
–
$268
Total $2,517,115

Janus Henderson Triton Fund
Schedule of Investments
(unaudited)
June 30, 2026

Schedule of OTC Written Options
Counterparty/
Reference
Asset
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
Option
Written,
at Value
Written Call
Options:
Morgan Stanley & Co International PLC
AST
SpaceMobile,
Inc. 55,392,000 160.00 USD 3/19/2027 $ 4,922,133,120 $ 12,662,033 $ 6,592,628 $ (6,069,405)
JPMorgan Chase Bank NA
MACOM
Technology
Solutions
Holdings, Inc. 44,680,000 400.00 USD 8/21/2026 $ 16,994,931,600 $ 3,976,520 $ (515,172) $ (4,491,692)
Total - Written Call Options $ 16,638,553 $ 6,077,456 $ (10,561,097)
Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2026
Forward foreign currency exchange contracts:
Average amounts purchased - in USD $237,499,246
Average amounts sold - in USD 393,708,817
Options:
Average value of option contracts purchased 2,428,493
Average value of option contracts written 27,150,999

Janus Henderson Triton Fund
Notes to Schedule of Investments
(unaudited)
June 30, 2026

Acquisition Date
Cost
Value
Value as a % of
Net Assets
Cesiumastro, Inc.
1/30/26
$ 15,600,955
$ 15,600,955
0 .3%
IntelyCare, Inc.
3/29/22
25,081,954
1,167,312
0 .0
Kardium, Inc.
6/6/25
10,776,009
15,394,322
0 .2
Loadsmart, Inc.
1/4/22
7,168,757
5,444,483
0 .1
Loadsmart, Inc. - Series D
1/4/22
21,506,260
15,516,767
0 .3
Total
$ 80,133,935
$ 53,123,839
0 .9%
ADR American Depositary Receipt
CVR Contingent Value Rights
LLC Limited Liability Company
plc Public Limited Company
REIT Real Estate Investment Trust
* Non-income producing security.
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2026 is
$56,906,824, which represents 1.0% of net assets.
# Loaned security; a portion of the security is on loan at June 30, 2026. As of June 30, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $81,281,493. Gross amounts of recognized liabilities for securities lending (collateral received) is $81,747,042, resulting in the net amount due the counterparty of $465,549.
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
†† Schedule of Restricted Securities (as of June 30, 2026)
The Fund has registration rights for certain restricted securities held as of June 30, 2026. The issuer incurs all registration costs.

Janus Henderson Triton Fund
Notes to Schedule of Investments
(unaudited)
June 30, 2026

The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 5,792,173,811 $ — $ — $ 5,792,173,811
Rights — 1,649,319 3,782,985 5,432,304
Investment Companies — 81,444,395 — 81,444,395
Investments Purchased with Cash
Collateral from Securities Lending — 81,747,042 — 81,747,042
Private Placements — — 53,123,839 53,123,839
Total Investments in Securities $ 5,792,173,811 $ 164,840,756 $ 56,906,824 $ 6,013,921,391
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 5,832,644 $ — $ 5,832,644
Total Assets $ 5,792,173,811 $ 170,673,400 $ 56,906,824 $ 6,019,754,035
Liabilities
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 3,315,529 $ — $ 3,315,529
Options Written, at Value — 10,561,097 — 10,561,097
Total Other Financial Instruments $ — $ 13,876,626 $ — $ 13,876,626
Total Liabilities $ — $ 13,876,626 $ — $ 13,876,626
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts.
Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/
(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and
OTC swaps are reported at their market value at measurement date.

Janus Henderson U.S. Dividend Income Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - 99 .4%
Aerospace & Defense - 2 .1%
RTX Corp. 8,028 $ 1,523,152
Banks - 6 .1%
JPMorgan Chase & Co. 8,702 2,848,426
PNC Financial Services Group, Inc. (The) 6,084 1,498,002
4,346,428
Beverages - 2 .1%
Coca-Cola Co. (The) 18,263 1,484,234
Biotechnology - 2 .4%
AbbVie, Inc. 3,993 1,004,798
Amgen, Inc. 2,049 741,984
1,746,782
Broadline Retail - 1 .3%
eBay, Inc. 8,048 899,364
Building Products - 1 .2%
Trane Technologies plc 1,761 864,933
Capital Markets - 7 .6%
CME Group, Inc. 5,734 1,266,239
Goldman Sachs Group, Inc. (The) 1,576 1,593,919
Intercontinental Exchange, Inc. 7,560 930,712
Morgan Stanley 7,846 1,640,128
5,430,998
Chemicals - 0 .9%
Ecolab, Inc. 2,432 677,580
Communications Equipment - 2 .6%
Cisco Systems, Inc. 16,104 1,891,576
Consumer Finance - 2 .2%
American Express Co. 4,606 1,557,979
Consumer Staples Distribution & Retail - 1 .8%
Target Corp. 9,881 1,290,557
Diversified Telecommunication Services - 2 .2%
Verizon Communications, Inc. 37,059 1,569,078
Electric Utilities - 2 .9%
American Electric Power Co., Inc. 7,199 984,895
Duke Energy Corp. 8,610 1,089,854
2,074,749
Electrical Equipment - 2 .8%
Eaton Corp. plc 3,033 1,292,422
Emerson Electric Co. 5,008 716,895
2,009,317
Electronic Equipment, Instruments & Components - 1 .6%
Amphenol Corp. - Class A 6,703 1,181,873
Entertainment - 1 .9%
Walt Disney Co. (The) 14,330 1,379,262
Financial Services - 1 .4%
Visa, Inc. - Class A 2,934 1,006,626
Ground Transportation - 1 .8%
Union Pacific Corp. 4,825 1,312,400
Health Care Equipment & Supplies - 3 .9%
Abbott Laboratories 14,728 1,336,419
Medtronic plc 11,746 918,890
Stryker Corp. 1,784 561,674
2,816,983

Janus Henderson U.S. Dividend Income Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Health Care Providers & Services - 2 .8%
CVS Health Corp. 11,982 $ 1,239,538
UnitedHealth Group, Inc. 1,874 778,891
2,018,429
Hotels, Restaurants & Leisure - 3 .6%
Marriott International, Inc. - Class A 2,053 760,821
McDonald's Corp. 3,731 1,008,527
Royal Caribbean Cruises Ltd. 2,600 825,578
2,594,926
Household Durables - 1 .0%
Garmin Ltd. 3,123 741,837
Industrial Conglomerates - 1 .2%
3M Co. 5,538 896,658
Insurance - 1 .5%
Marsh & McLennan Cos., Inc.
*
6,435 1,072,521
Interactive Media & Services - 2 .0%
Alphabet, Inc. - Class C 4,072 1,438,760
Life Sciences Tools & Services - 1 .4%
Danaher Corp. 5,168 984,401
Machinery - 1 .8%
Cummins, Inc. 1,823 1,300,182
Metals & Mining - 1 .3%
Freeport-McMoRan, Inc. 14,356 902,849
Multi-Utilities - 1 .5%
WEC Energy Group, Inc. 9,008 1,051,864
Oil, Gas & Consumable Fuels - 4 .9%
Chevron Corp. 10,487 1,738,325
ConocoPhillips 10,296 1,070,372
EOG Resources, Inc. 5,421 703,267
3,511,964
Passenger Airlines - 1 .4%
Delta Air Lines, Inc. 10,640 996,542
Pharmaceuticals - 3 .4%
Johnson & Johnson 8,236 2,091,697
Zoetis, Inc. - Class A 4,405 316,543
2,408,240
Semiconductors & Semiconductor Equipment - 7 .5%
Applied Materials, Inc. 2,574 1,861,002
Broadcom, Inc. 2,882 1,088,675
NVIDIA Corp. 4,585 917,413
Texas Instruments, Inc. 5,187 1,546,089
5,413,179
Software - 4 .0%
Microsoft Corp. 4,851 1,809,520
Oracle Corp. 7,261 1,064,100
2,873,620
Specialty Retail - 2 .9%
Home Depot, Inc. (The) 3,201 1,128,929
TJX Cos., Inc. (The) 6,148 931,422
2,060,351
Technology Hardware, Storage & Peripherals - 4 .3%
Dell Technologies, Inc. - Class C 3,928 1,694,775
Seagate Technology Holdings plc 1,449 1,398,285
3,093,060

Janus Henderson U.S. Dividend Income Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Textiles, Apparel & Luxury Goods - 0 .8%
NIKE, Inc. - Class B 13,909 $ 570,964
Tobacco - 2 .5%
Philip Morris International, Inc. 9,956 1,801,140
Trading Companies & Distributors - 0 .8%
Ferguson Enterprises, Inc. 2,313 548,944
Total Common Stocks (cost $58,023,076) 71,344,302
Investment Companies - 0 .3%
Money Market Funds - 0 .3%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
£,∞
(cost $204,336) 204,336 204,336
Total Investments (total cost $ 58,227,412 ) - 99 .7% 71,548,638
Cash, Receivables and Other Assets, net of Liabilities - 0.3% 245,308
Net Assets - 100.0% $71,793,946
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 67,526,220 94 .4%
Ireland 3,076,245 4 .3
Switzerland 741,837 1 .0
Luxembourg 204,336 0 .3
Total $71,548,638 100 .0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
9/30/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Investment Companies - 0 .3%
Money Market Funds - 0.3%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
$ 250,053 $ 14,952,379 $ (14,998,118) $ 22 $ – $ 204,336 204,336 $ 4,512
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 3.5573%
∞
– 1,563,924 (1,563,924) – – – – 1,576
Δ
Total Affiliated Investments - 0.3%
$250,053 $16,516,303 $(16,562,042) $22 $– $204,336 204,336 $6,088

Janus Henderson U.S. Dividend Income Fund
Notes to Schedule of Investments
(unaudited)
June 30, 2026

LLC Limited Liability Company
plc Public Limited Company
* Non-income producing security.
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 71,344,302 $ — $ — $ 71,344,302
Investment Companies — 204,336 — 204,336
Total Assets $ 71,344,302 $ 204,336 $ — $ 71,548,638

Janus Henderson Venture Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - 97 .3%
Aerospace & Defense - 2 .8%
Applied Aerospace & Defense, Inc.
*
1,101,416 $ 25,090,256
Hawkeye 360, Inc.
*
632,107 12,781,204
Loar Holdings, Inc.
*
339,784 27,389,988
StandardAero, Inc.
*
876,758 26,223,832
Voyager Technologies, Inc. - Class A
*
306,534 9,885,722
101,371,002
Banks - 1 .3%
Bancorp, Inc. (The)
*
749,148 46,926,631
Biotechnology - 15 .0%
Ascendis Pharma A/S
*
149,479 39,869,039
Biohaven Ltd.
*
655,104 9,747,947
Bridgebio Pharma, Inc.
*
637,802 47,503,493
Cogent Biosciences, Inc.
*
348,177 13,474,450
Halozyme Therapeutics, Inc.
*
332,552 26,028,845
Ideaya Biosciences, Inc.
*
672,162 25,051,478
Insmed, Inc.
*
119,135 12,702,174
Madrigal Pharmaceuticals, Inc.
*
56,345 30,254,448
Mirum Pharmaceuticals, Inc.
*
469,778 54,996,910
Olema Pharmaceuticals, Inc.
*
307,947 3,852,417
Praxis Precision Medicines, Inc.
*
146,093 48,910,475
Protagonist Therapeutics, Inc.
*
337,039 41,314,241
PTC Therapeutics, Inc.
*
365,532 29,816,445
Revolution Medicines, Inc.
*
384,421 71,994,365
Travere Therapeutics, Inc.
*
623,983 35,448,474
Tyra Biosciences, Inc.
*
211,594 6,758,312
Vaxcyte, Inc.
*
477,244 27,742,194
Xenon Pharmaceuticals, Inc.
*
255,775 15,438,579
540,904,286
Broadline Retail - 0 .6%
Global-e Online Ltd.
*
650,268 22,583,808
Building Products - 2 .4%
CSW Industrials, Inc. 99,181 27,602,073
Modine Manufacturing Co.
*
74,510 19,895,660
Zurn Elkay Water Solutions Corp. 776,906 39,257,060
86,754,793
Capital Markets - 1 .6%
Hamilton Lane, Inc. - Class A 152,752 12,041,440
LPL Financial Holdings, Inc. 154,858 43,620,402
55,661,842
Chemicals - 3 .8%
Perimeter Solutions, Inc.
*
2,223,554 79,269,700
Sensient Technologies Corp. 460,729 56,803,279
136,072,979
Commercial Services & Supplies - 2 .5%
Cimpress plc
*
394,349 40,105,293
Rentokil Initial plc (ADR) 1,690,570 48,367,208
88,472,501
Construction & Engineering - 2 .5%
Legence Corp. - Class A
*
735,894 62,720,245
Sterling Infrastructure, Inc.
*
33,777 28,351,063
91,071,308
Consumer Staples Distribution & Retail - 1 .7%
Casey's General Stores, Inc. 77,360 61,484,954

Janus Henderson Venture Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Diversified Consumer Services - 1 .7%
Bright Horizons Family Solutions, Inc.
*
192,248 $ 13,626,538
Stride, Inc.
*
539,349 46,513,458
60,139,996
Diversified Telecommunication Services - 0 .8%
AST SpaceMobile, Inc. - Class A
#,*
302,297 26,862,111
Electrical Equipment - 0 .8%
Forgent Power Solutions, Inc. - Class A
*
541,722 30,260,591
Electronic Equipment, Instruments & Components - 4 .6%
Arlo Technologies, Inc.
*
2,076,732 27,994,347
Bel Fuse, Inc. - Class B 136,260 45,380,030
Novanta, Inc.
*
221,919 36,004,139
OSI Systems, Inc.
*
262,977 57,513,070
166,891,586
Entertainment - 1 .3%
Atlanta Braves Holdings, Inc. - Class C
*
688,527 35,734,551
Manchester United plc - Class A
*
548,229 12,570,891
48,305,442
Financial Services - 2 .7%
Euronet Worldwide, Inc.
*
321,217 23,509,872
Jack Henry & Associates, Inc. 105,845 14,579,090
Shift4 Payments, Inc. - Class A
#,*
495,878 24,119,506
Walker & Dunlop, Inc. 258,962 14,165,222
WEX, Inc.
*
148,218 20,912,078
97,285,768
Food Products - 0 .8%
Mama's Creations, Inc.
*
1,099,780 19,631,073
Once Upon a Farm PBC
#,*
388,735 7,961,293
27,592,366
Health Care Equipment & Supplies - 7 .5%
Carlsmed, Inc.
#,*
609,059 6,322,032
Glaukos Corp.
*
671,790 93,889,370
Globus Medical, Inc. - Class A
*
606,792 47,942,636
ICU Medical, Inc.
*
220,993 32,397,574
Lantheus Holdings, Inc.
*
472,383 52,406,170
Procept Biorobotics Corp.
*
890,509 20,107,693
STERIS plc 73,636 15,505,533
268,571,008
Health Care Providers & Services - 0 .7%
HealthEquity, Inc.
*
215,922 19,502,075
Lumexa Imaging Holdings, Inc.
*
612,779 6,912,147
26,414,222
Health Care Technology - 1 .1%
HeartFlow, Inc.
*
781,479 22,928,594
Waystar Holding Corp.
*
855,823 17,570,046
40,498,640
Hotels, Restaurants & Leisure - 1 .7%
Aramark 902,482 51,351,226
Inspired Entertainment, Inc.
#,*
1,229,285 10,141,601
61,492,827
Household Durables - 0 .3%
Dream Finders Homes, Inc. - Class A
*
562,928 9,716,137
Independent Power and Renewable Electricity Producers - 0 .6%
Fervo Energy Co. - Class A
*
674,057 19,702,686

Janus Henderson Venture Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Insurance - 1 .8%
Baldwin Insurance Group, Inc. (The) - Class A
*
116,307 $ 3,091,440
Exzeo Group, Inc.
*
599,318 10,110,495
Goosehead Insurance, Inc. - Class A
*
320,572 15,547,742
Palomar Holdings, Inc.
*
168,110 21,247,423
RLI Corp. 238,315 14,077,267
64,074,367
Interactive Media & Services - 0 .7%
Ziff Davis, Inc.
*
491,044 25,715,974
IT Services - 0 .2%
Quantinuum, Inc. - Class A
*
82,650 6,755,811
Life Sciences Tools & Services - 0 .4%
Repligen Corp.
*
113,007 15,418,675
Machinery - 9 .5%
Alamo Group, Inc. 143,030 23,527,005
ATS Corp.
*
838,630 24,175,442
CECO Environmental Corp.
*
746,022 67,694,036
Enpro, Inc. 136,220 51,345,405
Gates Industrial Corp. plc
*
1,338,975 37,451,131
ITT, Inc. 170,246 33,667,849
Kornit Digital Ltd.
*
674,016 10,952,760
Mayville Engineering Co., Inc.
*
474,694 17,782,037
SPX Technologies, Inc.
*
313,544 76,871,582
343,467,247
Oil, Gas & Consumable Fuels - 1 .3%
California Resources Corp. 297,854 15,747,541
Magnolia Oil & Gas Corp. - Class A 1,243,936 31,819,883
47,567,424
Pharmaceuticals - 4 .4%
Claris Lifesciences Ltd.
*,¢
5,023,916 3,053,034
Crinetics Pharmaceuticals, Inc.
*
314,817 11,780,452
Edgewise Therapeutics, Inc.
*
311,827 12,669,531
Harrow, Inc.
#,*
468,451 19,895,114
Ligand Pharmaceuticals, Inc.
*
275,579 87,107,766
Structure Therapeutics, Inc. (ADR)
*
252,725 13,563,751
Tarsus Pharmaceuticals, Inc.
*
169,879 10,692,184
158,761,832
Professional Services - 5 .5%
Asure Software, Inc.
*
1,553,391 12,333,924
Broadridge Financial Solutions, Inc. 183,189 25,087,734
CACI International, Inc. - Class A
*
60,646 28,094,866
CRA International, Inc. 115,589 16,448,315
Innodata, Inc.
*
351,236 26,546,417
Paylocity Holding Corp.
*
204,143 21,339,068
SS&C Technologies Holdings, Inc. 702,841 43,611,284
UL Solutions, Inc. - Class A 236,048 24,043,849
197,505,457
Real Estate Management & Development - 0 .7%
Colliers International Group, Inc.
#
129,314 12,128,360
FirstService Corp. 98,789 14,038,905
26,167,265
Semiconductors & Semiconductor Equipment - 6 .4%
MACOM Technology Solutions Holdings, Inc.
*
132,287 50,318,006
Nova Ltd.
#,*
45,291 24,590,296

Janus Henderson Venture Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
ON Semiconductor Corp.
*
366,441 $ 34,643,332
PDF Solutions, Inc.
*
751,580 53,204,348
Tower Semiconductor Ltd.
*
262,619 68,449,016
231,204,998
Software - 4 .0%
Aurora Innovation, Inc. - Class A
*
1,509,310 10,293,494
Blackbaud, Inc.
*
435,294 12,893,408
Cellebrite DI Ltd.
*
766,367 11,188,958
Consensus Cloud Solutions, Inc.
*
701,906 26,777,714
Descartes Systems Group, Inc. (The)
*
564,259 39,085,510
Porch Group, Inc.
*
1,185,918 17,836,207
Procore Technologies, Inc.
*
199,864 8,118,476
Tyler Technologies, Inc.
*
63,749 18,644,032
144,837,799
Specialty Retail - 1 .0%
Valvoline, Inc.
*
858,880 33,960,115
Technology Hardware, Storage & Peripherals - 0 .4%
GPGI, Inc. - Class A
#
890,095 14,108,006
Textiles, Apparel & Luxury Goods - 0 .9%
Gildan Activewear, Inc. - Class A 650,267 33,553,777
Trading Companies & Distributors - 1 .3%
Core & Main, Inc. - Class A
*
706,538 34,090,458
SiteOne Landscape Supply, Inc.
*
122,419 14,005,958
48,096,416
Total Common Stocks (cost $1,961,273,453) 3,506,232,647
Rights - 0 .1%
Biotechnology - 0.0%
OmniAb Operations, Inc.
*
104,942 255,513
Life Sciences Tools & Services - 0.0%
OmniAb, Inc.
*
104,942 252,816
Pharmaceuticals - 0 .1%
Novo Nordisk A/S, CVR
*,¢
190,961 124,125
Pfizer, Inc., CVR
#,*,¢
301,216 1,475,958
Roche Holding AG, CVR
*,¢
1,117,836 380,064
1,980,147
Total Rights (cost $124,125) 2,488,476
Private Placements - 1 .4%
Biotechnology - 0 .3%
Claris Biotherapeutics, Inc. - Series B-1
*,¢,††
670,416 293,307
Claris Biotherapeutics, Inc. - Series B-2
*,¢,††
5,994,888 2,622,764
Galvanize Therapeutics, Inc.
*,¢,††
13,743,992 7,281,567
10,197,638
Communications Equipment - 0 .3%
Cesiumastro, Inc.
*,¢,††
307,536 9,149,473
Health Care Equipment & Supplies - 0 .3%
Calyxo, Inc. - Series F
*,¢,††
566,893 4,999,996
Kardium, Inc.
*,¢,††
8,991,217 8,313,549
13,313,545
Professional Services - 0.0%
IntelyCare, Inc.
*,¢,††
384,276 438,075
Real Estate Management & Development - 0 .3%
Apartment List, Inc. - Series D
*,¢,††
2,431,401 10,527,966

Janus Henderson Venture Fund
Schedule of Investments
(unaudited)
June 30, 2026

Shares/
Principal Amounts Value
Private Placements - (continued)
Software - 0 .2%
Loadsmart, Inc.
*,¢,††
140,312 $ 2,024,702
Loadsmart, Inc. - Series D
*,¢,††
399,891 5,770,427
Total Private Placements (cost $59,066,593) 51,421,826
Investment Companies - 1 .7%
Money Market Funds - 1 .7%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
£,∞
(cost $61,033,845) 61,033,845 61,033,845
Investments Purchased with Cash Collateral from Securities Lending - 1 .4%
Investment Companies - 1 .0%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
£,∞
36,458,973 36,458,973
Time Deposits - 0 .4%
Royal Bank of Canada, 3.6300%, 7/1/26 $ 12,597,229 12,597,229
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $49,056,202) 49,056,202
Total Investments (total cost $ 2,130,554,218 ) - 101 .9% 3,670,232,996
Liabilities, net of Cash, Receivables and Other Assets - (1.9%) (67,806,285)
Net Assets - 100.0% $3,602,426,711
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 3,180,230,537 86 .5%
Canada 146,734,122 4 .0
Israel 137,764,838 3 .8
Luxembourg 61,033,845 1 .7
United Kingdom 60,938,099 1 .7
Ireland 40,105,293 1 .1
Denmark 39,993,164 1 .1
India 3,053,034 0 .1
Switzerland 380,064 0 .0
Total $3,670,232,996 100 .0%

Janus Henderson Venture Fund
Schedule of Investments
(unaudited)
June 30, 2026

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
9/30/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
6/30/26
............. Shares
Held at
6/30/26
Dividend
Income
Common Stocks - 0 .4%
Pharmaceuticals - 0.1%
Claris Lifesciences Ltd.
*,¢
$ 2,197,963 $ – $ – $ – $ 855,071 $ 3,053,034 5,023,916 $ –
Professional Services - 0.3%
Asure Software, Inc.
*
12,869,818 943,888 (1,162,247) (446,629) 129,094 12,333,924 1,553,391 –
Total Common Stocks - 0 .4%
$15,067,781 $943,888 $(1,162,247) $(446,629) 984,165 $15,386,958 6,577,307 $–
Convertible Corporate Bonds - N/A
Claris Biotherapeutics Inc - Series B, 8.0000%, 7/31/26
*,¢
154,340 – (156,843)
Ð
2,503 – – – –
Claris Biotherapeutics Inc, 8.0000%, 7/31/26
*,¢
221,444 – (234,646)
Ð
13,202 – – – –
Total Convertible Corporate Bonds - N/A
$375,784 $– $(391,489) $15,705 – $– – $–
Investment Companies - 1 .7%
Money Market Funds - 1.7%
Janus Henderson Cash Liquidity Fund LLC, 3.6430%
∞
37,026,630 627,927,137 (603,904,052) (15,870) – 61,033,845 61,033,845 1,030,635
Investments Purchased with Cash Collateral from Securities Lending - 1.0%
Investment Companies - 1.0%
Janus Henderson Cash Collateral Fund LLC, 3.5573%
∞
33,281,722 635,133,739 (631,956,488) – – 36,458,973 36,458,973 184,166
Δ
Private Placements - 0 .3%
Biotechnology - 0.1%
Claris Biotherapeutics, Inc. - Series B-1
*,¢,††
– 234,646
Ð
– – 58,661 293,307 670,416 –
Claris Biotherapeutics, Inc. - Series B-2
*,¢,††
– 2,622,764
Ð
– – – 2,622,764 5,994,888 –
Professional Services - 0.0%
IntelyCare, Inc.
*,¢,††
– 9,412,879 – – (8,974,804) 438,075 384,276 –
Software - 0.2%
Loadsmart, Inc. - Series D
*,¢,††
– 7,997,820 – – (2,227,393) 5,770,427 399,891 –
Total Private Placements - 0 .3%
$– $20,268,109 $– $– (11,143,536) $9,124,573 7,449,471 $–
Total Affiliated Investments - 3.4%
$85,751,917 $1,284,272,873 $(1,237,414,276) $(446,794) $(10,159,371) $122,004,349 111,519,596 $1,214,801

Janus Henderson Venture Fund
Schedule of Investments
(unaudited)
June 30, 2026

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
Bank of America NA
Canadian Dollar 8/19/26 (564,000) $ 411,718 $ (13,121)
Great British Pound 8/19/26 (24,441,000) 32,808,132 (382,467)
–
Barclays Bank plc
Canadian Dollar 8/19/26 (3,219,000) 2,274,122 851
Canadian Dollar 8/19/26 6,601,000 (4,656,330) (8,812)
Canadian Dollar 8/19/26 (816,100) 595,596 (18,831)
Great British Pound 8/19/26 (3,675,100) 4,933,189 (57,466)
–
$(84,258)
Citibank NA
Canadian Dollar 8/19/26 8,887,900 (6,488,384) 207,015
Great British Pound 8/19/26 11,660,800 (15,648,762) 178,479
Great British Pound 8/19/26 (1,541,000) 2,068,196 (23,764)
–
$361,730
Goldman Sachs Group, Inc. (The)
Canadian Dollar 8/19/26 2,850,000 (2,077,426) 63,238
Canadian Dollar 8/19/26 (2,488,000) 1,784,120 (25,769)
Canadian Dollar 8/19/26 (2,132,000) 1,556,611 (49,857)
Great British Pound 8/19/26 20,741,000 (27,838,902) 321,996
Great British Pound 8/19/26 (1,266,000) 1,703,128 (23,537)
–
$286,071
HSBC Bank USA NA
Canadian Dollar 8/19/26 66,035,700 (48,194,487) 1,524,901
Great British Pound 8/19/26 13,354,400 (17,915,315) 198,147
–
$1,723,048
JPMorgan Chase Bank NA
Canadian Dollar 8/19/26 52,588,500 (38,421,364) 1,255,354
Great British Pound 8/19/26 15,549,800 (20,909,472) 279,686
–
$1,535,040
Morgan Stanley & Co.
Canadian Dollar 8/19/26 (2,542,000) 1,847,348 (50,834)
Canadian Dollar 8/19/26 (25,033,000) 18,287,066 (595,428)
Great British Pound 8/19/26 1,318,000 (1,742,148) (6,431)
Great British Pound 8/19/26 (6,814,000) 9,159,440 (119,365)
–
$(772,058)
State Street Bank & Trust Co.
Canadian Dollar 8/19/26 (2,906,000) 2,098,255 (44,490)
Canadian Dollar 8/19/26 (10,315,500) 7,535,354 (245,053)
Great British Pound 8/19/26 16,650,831 (22,361,034) 270,519
Great British Pound 8/19/26 1,393,000 (1,864,431) 16,350
Great British Pound 8/19/26 (1,095,000) 1,449,902 2,826
Great British Pound 8/19/26 1,962,000 (2,594,830) (8,139)
–
$(7,987)
UBS AG
Canadian Dollar 8/19/26 3,919,000 (2,840,510) 70,824
Canadian Dollar 8/19/26 3,269,000 (2,300,914) (9,395)
–
$61,429
Total $2,707,427

Janus Henderson Venture Fund
Schedule of Investments
(unaudited)
June 30, 2026

nd
Schedule of OTC Written Options
Counterparty/
Reference
Asset
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
Option
Written,
at Value
Written Call
Options:
Morgan Stanley & Co International PLC
AST
SpaceMobile,
Inc. 24,256,000 160.00 USD 3/19/2027 $ 2,155,388,160 $ 5,544,775 $ 2,887,000 $ (2,657,775)
JPMorgan Chase Bank NA
MACOM
Technology
Solutions
Holdings, Inc. 24,960,000 400.00 USD 8/21/2026 $ 9,494,035,200 $ 2,221,440 $ (287,795) $ (2,509,235)
Total - Written Call Options $ 7,766,215 $ 2,599,205 $ (5,167,010)
Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2026
Forward foreign currency exchange contracts:
Average amounts purchased - in USD $111,305,019
Average amounts sold - in USD 249,602,691
Options:
Average value of option contracts purchased 1,181,225
Average value of option contracts written 11,860,858

Janus Henderson Venture Fund
Notes to Schedule of Investments
(unaudited)
June 30, 2026

Acquisition Date
Cost
Value
Value as a % of
Net Assets
Apartment List, Inc. - Series D
11/2/20
$ 8,881,908
$ 10,527,966
0 .3%
Calyxo, Inc. - Series F
4/1/26
4,999,996
4,999,996
0 .1
Cesiumastro, Inc.
1/30/26
9,149,473
9,149,473
0 .3
Claris Biotherapeutics, Inc. - Series B-1
11/25/25
234,646
293,307
0 .0
Claris Biotherapeutics, Inc. - Series B-2
11/25/25
2,622,764
2,622,764
0 .1
Galvanize Therapeutics, Inc.
7/7/25-3/20/26
7,281,704
7,281,567
0 .2
IntelyCare, Inc.
3/29/22
9,412,879
438,075
0 .0
Kardium, Inc.
6/6/25
5,819,475
8,313,549
0 .2
Loadsmart, Inc.
1/4/22
2,665,928
2,024,702
0 .0
Loadsmart, Inc. - Series D
4/1/22
7,997,820
5,770,427
0 .2
Total
$ 59,066,593
$ 51,421,826
1 .4%
ADR American Depositary Receipt
CVR Contingent Value Rights
DI Depositary Interest
LLC Limited Liability Company
plc Public Limited Company
* Non-income producing security.
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended June 30, 2026 is
$56,455,007, which represents 1.6% of net assets.
# Loaned security; a portion of the security is on loan at June 30, 2026. As of June 30, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $50,574,385. Gross amounts of recognized liabilities for securities lending (collateral received) is $49,056,202, resulting in the net amount due the counterparty of $(1,518,184).
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of June 30, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ð All or a portion is the result of a corporate action.
†† Schedule of Restricted Securities (as of June 30, 2026)
The Fund has registration rights for certain restricted securities held as of June 30, 2026. The issuer incurs all registration costs.

Janus Henderson Venture Fund
Notes to Schedule of Investments
(unaudited)
June 30, 2026

The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of June 30, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks
Pharmaceuticals $ 155,708,798 $ — $ 3,053,034 $ 158,761,832
All Other 3,347,470,815 — — 3,347,470,815
Rights — 508,329 1,980,147 2,488,476
Investment Companies — 61,033,845 — 61,033,845
Investments Purchased with Cash
Collateral from Securities Lending — 49,056,202 — 49,056,202
Private Placements — — 51,421,826 51,421,826
Total Investments in Securities $ 3,503,179,613 $ 110,598,376 $ 56,455,007 $ 3,670,232,996
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 4,390,186 $ — $ 4,390,186
Total Assets $ 3,503,179,613 $ 114,988,562 $ 56,455,007 $ 3,674,623,182
Liabilities
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 1,682,759 $ — $ 1,682,759
Options Written, at Value — 5,167,010 — 5,167,010
Total Other Financial Instruments $ — $ 6,849,769 $ — $ 6,849,769
Total Liabilities $ — $ 6,849,769 $ — $ 6,849,769
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts.
Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/
(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and
OTC swaps are reported at their market value at measurement date.

Janus Investment Fund
Notes to Financial Statements
June 30, 2026

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the
New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-
term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i)
a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-
specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to
“odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Funds, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation.
The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Funds, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets each Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the
Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of

Janus Investment Fund
Notes to Financial Statements
June 30, 2026

certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Funds since the beginning of the fiscal period.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2026 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund's, please refer to the Funds' most recent semiannual or annual financial statements.
125-35-71489 08-26